As filed with the Securities and Exchange Commission on September 23, 2014
Registration Nos. 333-62270 and 811-10399

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
------------------------
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.  _____
Post-Effective Amendment No. 81                     [X]
and/or

REGISTRATION STATEMENT
Under the Investment Company Act Of 1940

Amendment No. 83                                          [X]

HENDERSON GLOBAL FUNDS
(Exact Name of Registrant as Specified in Charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code:  (312) 397-1122

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE, SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective:  (check appropriate box)
___ immediately upon filing pursuant to paragraph (b); or
                                          _X_ on September 30, 2014 pursuant to paragraph (b); or
___ 60 days after filing pursuant to paragraph (a)(1); or
                                                     ___ on _______ pursuant to paragraph (a)(1); or
___ 75 days after filing pursuant to paragraph (a)(2); or
___ on ________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
__     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Henderson
International Select Equity Fund

Prospectus
September 30, 2014

HSQAX
Class A Shares

HSQCX
Class C Shares

HSQIX
Class I Shares

September 30, 2014
Henderson International Select Equity Fund
Class A Shares | Class C Shares | Class I Shares
HSQAX              HSQCX              HSQIX

 Prospectus

The Henderson International Select Equity Fund’s investment objective is to achieve long-term capital appreciation.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summary	2
Additional Information about Investment Strategies and Risks	7
Management of the Fund	15
Description of Share Classes	16
How to Purchase, Exchange and Redeem Shares	23
Investor Services and Programs	29
Other Information	30
Financial Highlights	33
Additional Information	34

1

Fund Summary – Henderson International Select Equity Fund

Investment Objective

The Henderson International Select Equity Fund’s (the “Fund”) investment objective is to achieve long-term capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge discount on your purchase of Class A shares if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in Henderson Global Funds. More information about these and other discounts is available from your financial professional, and can be found in the sections entitled “Sales Charge Reductions-Class A Shares” and “Sales Charge Waivers-Class A Shares” on pages 19–20 of the Fund’s Prospectus and the section entitled “Purchases, Exchanges and Redemption Information” on page 56 of the Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of offering price)	None (a)	1.00% (b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares	Class C Shares	Class I Shares
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses (c)	1.72%	1.72%	1.72%
Acquired Fund Fees and Expenses (d)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.63%	3.38%	2.38%
Fee Waiver and/or Expense Reimbursement (e)	(1.48)%	(1.48)%	(1.48)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.90%	0.90%

(a)
A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the Fund’s distributor paid a sales commission on the purchase.

(b)	A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.

(c)	Other Expenses are based on estimated amounts since the Fund has not yet commenced operations.

(d)
Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the Fund’s investments in underlying investment companies. The estimates are based on the expected exposure to underlying investment companies and use the net expense ratio in the most recent publicly available financial statements for the underlying fund(s). Fees and expenses of foreign investment companies may be calculated in a manner that differs from US investment companies.

(e)
The Fund’s adviser has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses (excluding Acquired Fund Fees and Expenses) in order to limit total annual ordinary operating expenses, less distribution and service fees, to 0.89% of the Fund’s average daily net assets.  The Fund’s Expense Limitation Agreement will remain in effect through July 31, 2020.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the applicable class of Fund shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above. The expense example assumes that the adviser’s agreement to waive fees and/or reimburse expenses expires on July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1-Year	3-Year
Class A	$685	$919
Class C	293	597
Class I	92	287

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You would pay the following expenses if you did not redeem your shares:

	1-Year	3-Year
Class A	$685	$919
Class C	193	597
Class I	92	287

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example tables, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not available.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of equity securities issued by non-US companies from at least three different countries. For these purposes, equity securities include common stocks, preferred stocks, rights, warrants, securities convertible into common stocks, securities that carry the right to buy common stocks of non-US companies and depositary receipts.  Non-US companies are broadly defined to include any issuer that meets one of the following tests:

•	its country of organization, its primary business office or the principal trading market of its stock are located outside of the US

•	50% or more of its assets are located in a country other than the US

•	50% or more of its revenues are derived from outside of the US

The Fund is not required to allocate its investments in set percentages in particular countries and may invest in emerging markets without limit.  The Fund may also invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries and, at times, may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. The Fund does not limit its investments to companies of any particular size and may invest a significant portion of its assets in smaller and less seasoned issuers, including through initial public offerings and private placements. However, in an attempt to reduce portfolio risks, the manager generally will invest across countries, industry groups and/or securities. The Fund’s manager expects the Fund to target a limited number of non-US issuers for investment (generally between 30-40).

In selecting investments, the manager applies a fundamental, bottom-up approach. The Fund’s stock selection process focuses on companies undergoing change. The manager seeks to identify companies experiencing significant change that he believes are mis-valued or whose growth has been potentially underestimated by the broader market. Security selection will be based upon a fundamental analysis of a company’s valuations relative to earnings forecasts or other valuation criteria, earnings growth prospects of a company, the quality of a company’s management and the unique competitive advantages of a company. Regional and sector allocation decisions are driven primarily by the bottom-up stock selection process.

The Fund generally sells a stock when, in the manager’s opinion, there is a deterioration in the company’s fundamentals, the company fails to meet performance expectations or key operating benchmarks, the stock achieves its target price, its earnings are disappointing or its revenue growth has slowed. The Fund may also sell a stock if the manager believes that negative country or regional factors may affect the company’s outlook, in the manager’s opinion, a superior investment opportunity arises or to meet cash requirements, including to fund redemptions, as necessary. The manager anticipates that the Fund will continue to hold securities of companies that grow or expand so long as the manager believes the securities continue to offer prospects of long-term growth. Some of the Fund’s investments may produce income, although income from dividends and interest will be incidental and not an important consideration in choosing investments.

The Fund’s equity investments may be exchange-traded or over-the-counter securities. The Fund also may invest in equity access products, including participatory notes, or exchange-traded funds (ETFs) or other similar instruments, to obtain exposure to equity investments, including common stocks and warrants, in local markets for various reasons, including but not limited to, where direct ownership is not permitted, where the Fund does not have applicable regulatory licenses for direct investment, to obtain a less expensive option or more efficient option to direct investment (such as by reducing registration and transaction costs), or to seek greater liquidity in markets that restrict the ability of the Fund to dispose of investments.  The Fund may invest up to 15% of its net assets in illiquid securities.

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The Fund may engage in exchange-traded or over-the-counter derivative transactions to seek return, to generate income, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the portfolio, to manage certain investment risks, or as a substitute for the purchase or sale of securities or currencies directly. To the extent derivatives are used, the Fund expects to use them principally when seeking to hedge currency exposure using forward foreign currency contracts, to generate income from option premiums by writing covered call options on individual securities, to gain exposure to equity securities by using futures contracts on securities indices, to gain or limit exposure to equities by purchasing exchange-traded call or put options on individual securities, to obtain net long or net negative (short) exposures to selected interest rate, duration or credit risks using a combination of bond or interest rate futures contracts, options on bond or interest rate futures contracts, and interest rate, inflation rate and credit default swap agreements, However, the Fund may also purchase or sell other types of derivatives contracts. There is no stated limit on the Fund’s use of derivatives.

The Fund may also buy debt securities, primarily convertible debt securities, issued by foreign companies. It may buy debt securities issued by foreign governments or their agencies, but debt securities are not expected to be a main investment strategy of the Fund.

The Fund is classified as a non-diversified mutual fund. This means that the Fund may invest a relatively high percentage of its assets in a small number of issuers.

Principal Investment Risks

You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments. As with any fund, the value of the Fund’s investments and therefore the value of the Fund’s shares, as well as the amount of any dividend paid, may fluctuate significantly. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks that could adversely affect the total return on your investment include:

•
Sector Concentration Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

•
Geographic Concentration Risk. To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, economic, political, regulatory or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

•
Market Risk. The market price of securities or other investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

•
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

•
Smaller and Less Seasoned Companies Risk. Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources than larger, more seasoned companies and, especially in the case of initial public offerings and private placements, their securities may trade less frequently and in more limited volume than those of larger, more mature companies, and the prices of their securities may tend to be more volatile than those of larger, more established companies.

•
Foreign Investments Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of US companies. Foreign securities subject the Fund to the risks associated

4

with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices and a lack of timely or reliable financial information. Foreign securities may be more volatile and less liquid than investments in securities of US companies, and are subject to the risks associated with potential imposition of foreign withholding taxes or economic or other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the US dollar. The foregoing risks are typically greater in less developed or emerging market countries.

•
Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

•
Derivatives Risk. Derivatives involve special risks different from, and potentially greater than, the risks associated with investing directly in securities and may result in greater losses. The successful use of derivatives depends on the manager’s ability to manage these sophisticated instruments, which require investment techniques and risk analysis different from those of other investments. Derivatives involve the risk of mispricing or improper valuation and the prices of derivatives may move in unexpected ways especially in unusual market conditions, and may result in increased volatility and unexpected losses. Some derivatives are “leveraged” and therefore will magnify or otherwise increase any investment losses. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market, market segment or asset class, their exposure may not correlate as expected to the performance of such market or asset class thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the manager’s potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. Derivatives also may involve credit and interest rate risks.  In addition, the risks associated with the use of derivatives are magnified to the extent that a larger portion of the Fund’s assets are committed to derivatives in general or are invested in a few types of derivatives.

•
Liquidity and Trading Volume Risk. Due to market conditions, including uncertainty regarding the price of a security, it may be difficult for the Fund to buy or sell portfolio securities at a desirable time or price, which could result in investment losses. This risk of portfolio illiquidity is heightened with respect to small- and mid-cap securities, generally, and foreign small- and mid-cap securities in particular. The Fund may have to lower the selling price, liquidate other investments, or forego another, more appealing investment opportunity as a result of illiquidity in the markets. As a result of significant and sustained reductions in emerging and developed international market trading volumes in the wake of the 2007-2009 financial crisis, it may take longer to buy or sell securities, which can exacerbate the Fund’s exposure to volatile markets. The Fund may also be limited in its ability to execute favorable trades in portfolio securities in response to changes in company prices and fundamentals, and may be forced to dispose of securities under disadvantageous circumstances and at a loss.

•
Non-Diversification Risk. Because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any single economic, political or regulatory event affecting one or more of those issuers than is a diversified fund.

Performance

The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to its benchmark index.

5

Management

Henderson Global Investors (North America) Inc. is the investment adviser of the Fund. Henderson Investment Management Limited is the subadviser of the Fund.

The following individuals make up the Fund’s portfolio management team:

•           Matthew Beesley, CFA, Head of Global Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in 2014.

•           Sanjeev Lakhani, CFA, Investment Manager, Global Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in 2014.

Purchases and Sales of Fund Shares

The following table illustrates the minimum investment requirements for the Fund’s Class A and Class C shares:

Account Type	Minimum to Open an Account	Minimum Balance
Regular	$500	$500
IRA and Roth IRA	500	500
Coverdell Education Savings Account (Educational IRA)	500	500
Automatic Investment Plan	500	500

Subject to meeting the Class I shares eligibility requirements, please check with your individual consultant, financial intermediary, plan administrator or third party record-keeper for information about the minimum investment requirements that may be imposed by such party.

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open.

You may purchase, redeem or exchange Class A, Class C or Class I shares of the Fund either through a financial adviser, financial intermediary or directly through the Fund.

Tax Information

The Fund intends to make distributions annually. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax-exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Additional Information about Investment Strategies and Risks

This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and/or under certain circumstances, as well as additional factors and risks involved with investing in the Fund.

Additional Investment Strategies

Please see the section entitled “Principal Investment Strategies” in the “Fund Summary” above for a complete discussion of the Fund’s principal investment strategies.

Temporary Investments and Other Measures. As a temporary measure for defensive purposes, the Fund may invest up to 100% of its assets in US or non-US currency denominated short-term investments, including cash  or cash equivalents, corporate debt, or direct or indirect US and non-US government and agency obligations, money market instruments, bank obligations, commercial paper, corporate notes and repurchase agreements. The Fund may make these investments or increase its investment in these securities when the managers are unable to find enough attractive long-term investments, to reduce exposure to the Fund’s primary investments when the managers believe it is advisable to do so or when adverse or unusual market, economic, political or other conditions exist. The Fund may take such portfolio positions for as long a period as deemed necessary.  In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective. However, there can be no guarantee that a defensive strategy will be successful. Investing defensively may adversely affect Fund performance. During these times, the managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance.

As part of its normal operations, the Fund may hold cash or invest a portion of its portfolio in short-term interest bearing US dollar denominated securities, pending investments or to provide for possible redemptions. Investments in such short-term debt securities can be sold easily and have limited risk of loss, but earn only limited returns. The Fund may increase its cash holdings and/or such short-term investments in anticipation of a greater than normal number of shareholder redemptions.

Lending of Portfolio Securities.  The Fund may make secured loans of its portfolio securities amounting to not more than 33⅓% of its total assets (taken at market value at the time of such loan), thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Securities loans are made to banks and broker-dealers, via a lending agent, pursuant to agreements requiring that loans be continuously secured by collateral at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receive a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters that the investment adviser believes might materially affect the investment. The Fund may also call such loans in order to sell the securities involved.

Investment Risks

Please see the section entitled “Principal Investment Risks” in the “Fund Summary” above for a description of the Fund’s principal investment risks. The following information about investment risks is intended to supplement the “Principal Investment Risks” section and address risks associated with certain other investment strategies and instruments.

•
Common Stock Risk. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

The value of stocks that trade at a higher multiple of current earnings than other stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the manager’s assessment of the prospects for a company’s earnings growth is wrong, or if the manager’s judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the manager has placed on it.

Companies whose stock the manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the manager’s assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the manager has placed on it.

7

•
Convertible Securities Risk. A convertible security can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.

•
Warrants and Rights Risk. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

•	Foreign Investments. Foreign investments involve special risks, including:

•
Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the US dollar. Foreign currencies may be affected by foreign tax laws, governmental administration or monetary policies, trading and relations between nations. Foreign currencies are also subject to settlement, custodial and other operational risks.

•
Political and economic developments: The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to greater risks of internal and external conflicts, expropriation, nationalization of assets, foreign exchange controls (such as suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, diplomatic developments, currency devaluations, foreign ownership limitations, and punitive or confiscatory tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets.  Some countries also may have different legal systems that may make it difficult or expensive for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-US companies. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

•
Unreliable or untimely information:  Foreign issuers may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as US issuers. Thus, there may be less information publicly available about foreign issuers than about most US issuers.

•
Limited legal recourse: In relation to foreign companies, legal remedies for investors may be more limited than the remedies available in the US. In addition, the laws of emerging market countries relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the US.

•
Limited markets: Certain foreign securities may be less liquid (harder to buy and sell) and their prices may be more volatile than many US securities. Illiquidity tends to be greater, and valuation of the Fund’s foreign securities may be more difficult, due to the infrequent trading and/or delayed reporting of quotes and sales. As a result, the manager may at times be unable to sell these foreign investments at desirable prices and/or find it difficult to value the Fund’s foreign investments.

•
Trading and settlement  practices: Brokerage commissions, withholding taxes, custodial fees, and other fees are generally higher for foreign investments than for US investments. In addition, the procedures and rules followed by foreign stock exchanges, currency markets, trading systems and

8

brokers may differ from those applicable in the United States, with possibly negative consequences to the Fund.  Foreign securities transactions may involve greater risk of loss and trading improprieties, delays in payment, delivery or recovery of money or investments, which could affect the liquidity of the Fund’s assets. Some countries have limited governmental oversight and regulation of foreign securities markets and trading systems, which increases the risk of corruption and fraud and the possibility of losses to the Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. As a result, there is a risk that the security will not be delivered to the Fund or that payment will not be received. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper recordkeeping by registrars and issuers.

•
Time-zone arbitrage: The Fund may invest in securities of foreign issuers that are traded in US  or foreign markets. If the Fund invests a significant amount of its assets traded in foreign markets, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund’s net asset value (“NAV”) is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board of Trustees of Henderson Global Funds (the “Board”) believe to be their fair value, may help deter those activities.

•
Share blocking: In certain non-US markets, an issuer’s securities are blocked from trading for a specified number of days before and, in certain instances, after a shareholder meeting. The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period.

•
Lower yield: Common stocks of foreign companies have historically tended to pay lower dividends than stocks of comparable US companies. Foreign withholding taxes may further reduce the amount of income available to distribute to shareholders of the Fund.

•
Regional conditions: Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments.

•
Eurozone investment risks: Certain of the regions in which the Fund may invest, including the European Union (EU), currently experience, or have experienced recently, significant financial difficulties. Following the recent global economic crisis, certain of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets.

•
Globalization risks: The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the US economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. Those events might particularly affect companies in emerging and developing market countries.

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•
Emerging markets: The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to US traded investments that are denominated in foreign currencies, investments in US companies that are traded in foreign markets or investments in US companies that have significant foreign operations.

Distributions of earnings from dividends paid by certain “qualified foreign corporations” may qualify for federal income tax purposes as qualified dividend income, provided certain holding period and other requirements are satisfied. Distributions of earnings from dividends paid by other foreign corporations will not be considered qualified dividend income. Additional US tax considerations may apply to the Fund’s foreign investments, as described in the SAI.

The Fund may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (“ADRs”), which are traded in US markets and are US dollar-denominated, and Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), which are traded in foreign markets and may not be denominated in the same currency as the security they represent.

Although ADRs, GDRs and EDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include, among other things, market, political, currency and regulatory risk, by investing in ADRs, GDRs or EDRs rather than directly in stocks of foreign issuers, the Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the US for many ADRs. The information available for ADRs is subject to accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. These standards generally are more uniform and more exacting than those to which many foreign issuers may be subject.

•
Derivatives Risk. The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor’s (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves instrument techniques and risks different from those associated with ordinary portfolio transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholder holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. US federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivative transactions.

The risks associated with certain derivative transactions are described below.

•
Forward Contracts Risk: A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed to when entering into the contract. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to

10

deliver the mortgage-backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to counterparty risk.

•
Forward Foreign Currency Contracts Risk: Forward foreign currency contracts are a type of derivative contract, whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These instruments may fall in value due to foreign market downswings or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by the Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into US dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (i.e., the counterparty to the instrument will not perform or be unable to perform in accordance with the terms of the instrument).

•
Futures Contracts Risk: Futures contracts are a type of derivative contract, whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These instruments may fall in value due to foreign market downswings or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by the Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into US dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (i.e., the counterparty to the instrument will not perform or be unable to perform in accordance with the terms of the instrument). A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as exchanges in the United States. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investment in these instruments involve risks, including counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (i.e., a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the Fund) and pricing risk (i.e., the instrument may be difficult to value).

•	Swaps Risk: In a swap transaction, one party agrees to pay the other party an amount equal to the return, based upon an agreed-upon notional value, of a defined underlying asset or a non-asset

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reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the return from a different underlying asset or non-asset reference based upon an agreed-upon notional value.  Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk in that the Fund’s exposure and potential losses are greater than the amount invested) and are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (swaps may be difficult to value) and liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.

•
Interest Rate Swaps Risk: Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.  A swap agreement can increase or decrease the volatility of the Fund’s investments and its NAV. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (i.e., a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the Fund), pricing risk (i.e., swaps may be difficult to value), liquidity risk (i.e., it may not be possible to liquidate a swap position at an advantageous time or price, which may result in significant losses) and interest rate risk (i.e., risk of losses attributable to changes in interest rates).

•
Credit Default Swaps: A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring.  A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument, and pricing risk (i.e., swaps may be difficult to value). In addition, it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

•
Options Risk: If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded on a securities exchange or in the over-the-counter market. These transactions involve other risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), each of which may result in significant and unanticipated losses to the Fund.

•
Exchange-Traded Fund (ETF) Risk. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed, which indirectly subjects the Fund to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may

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not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

•
Rule 144A Securities Risk. The Fund may invest in privately placed securities that have not been registered for sale under the Securities Act of 1933, as amended, pursuant to Rule 144A (“Rule 144A securities”) which are determined to be liquid in accordance with procedures adopted by the Board.  However, an insufficient number of qualified institutional buyers interest in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices.  Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them.  The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.  Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

•
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests. To the extent these fees and expenses are expected to equal or exceed 0.01% of the Fund’s average daily net assets, they will be reflected in the Annual Fund Operating Expenses set forth in the table under “Fees and Expenses of the Fund.” By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective. The Fund, through its investment in the money market fund, may not achieve its investment objective. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in derivatives.

•
Interest Rate Risk. Generally, debt securities will decrease in value when interest rates rise and increase in value when interest rates decline. Interest rate risk is the risk that the debt securities will decline in value because of increases in interest rates. Interest rate changes normally have a greater effect on the prices of longer-term debt securities than shorter-term debt securities. In addition, during periods of declining interest rates, the issuers of debt securities may prepay principal earlier than scheduled, forcing the Fund or an underlying fund to reinvest in lower yielding debt securities. (This is known as prepayment risk and may reduce the income of the Fund or an underlying fund.) During periods of rising interest rates, slower than expected principal payments may extend the average life of certain types of securities. This may lock in a below market interest rate, increase the debt security’s duration and reduce the value of the debt security. (This is known as extension risk.)

•
Credit Risk. Credit risk is the risk that a debt security will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences an actual or perceived decline in its financial status.  Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions.  Below investment grade securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due, and therefore involve a greater risk of default.

•
Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

With respect to the sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis and that has led to defaults and the restructuring of certain indebtedness to the detriment of debt holders. Sovereign debt risk is increased for emerging market issuers.

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•
Over-the-Counter Risk. Securities traded in the over-the-counter markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

•
Regulatory and Legal Risk. US and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as additional regulations related to investments in derivatives). These may impact the investment strategies, performance, cost and operations of the Fund or taxation of shareholders.

Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, significant levels of new investments may cause the Fund to have more cash than would otherwise be the case, which might have a positive or negative impact on Fund performance. Similarly, redemption activity might cause the Fund to sell portfolio securities or borrow funds, which might generate a capital gain or loss or cause the Fund to incur costs that, in effect, would be borne by all shareholders, not just those investors who redeemed. Shareholder purchase and redemption activity may also affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax.

In addition, certain Henderson funds-of-funds are permitted to invest in the Fund. As a result, the Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

Cyber Security Risk. Investment companies, such as the Fund, and their service providers may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber security attacks affecting the Fund or its investment adviser, subadviser, custodian, transfer agent, intermediaries and other third-party service provides may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issues or securities in which the Fund may invest, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

Changes in Policies and Additional Information

Changes in Policies.  The Board may change the Fund’s investment objective, investment strategies and other policies without shareholder approval, except as otherwise indicated.  The Fund will notify shareholders if the Fund changes its investment objective.  With respect to the Fund’s policy to invest  at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of equity securities issued by non-US companies from at least three different countries, the Fund will give shareholders at least 60 days’ notice of any change to this policy.

Additional Information on Investment Strategies and Risks. From time-to-time, the Fund may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Fund and therefore are not described in this Prospectus. The types of securities and investment techniques and practices in which the Fund may engage are discussed, together with their risks, in the Fund’s SAI which you may obtain free of charge by contacting shareholder services. (See back cover for address and phone number.)

Disclosure of Portfolio Holdings The SAI includes a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings. The Fund will publicly disclose its portfolio holdings monthly on its website at http://www.hendersonglobalinvestors.com.

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Management of the Fund

Investment Adviser and Subadviser

Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1700, Chicago IL, 60611, referred to herein as “the Adviser,” is the Fund’s investment adviser. Henderson Investment Management Limited, 201 Bishopsgate, London UK EC2M 3AE, referred to herein as “Henderson,” is the subadviser for the Fund. The Adviser and Henderson are each an indirect, wholly-owned subsidiary of Henderson Group plc and, together with their subsidiaries, are referred to as “Henderson Global Investors” in this Prospectus.

As a global money manager, Henderson Global Investors provides a full spectrum of investment products and services to institutions and individuals around the world. Headquartered in London at 201 Bishopsgate, London, UK EC2M 3AE, Henderson Global Investors has been managing assets for clients since 1934. Today, Henderson Global Investors is a multi-skill, multi-asset management business with a worldwide distribution network.

Pursuant to an investment advisory agreement with the Trust and subject to the oversight of the Board of Trustees of the Trust, the Adviser oversees the management of the Fund’s investments and the administration of the Fund’s business affairs, provides certain clerical, bookkeeping and administrative services and furnishes office facilities and equipment for the Trust. Pursuant to a subadvisory agreement with the Adviser, Henderson provides research, analysis, advice and recommendations to the Fund with respect to the purchase and sale of securities and manages investment decisions regarding assets of the Fund, subject to the oversight of the Board of Trustees and the Adviser.

The Fund pays the Adviser a monthly fee at an annual rate of 0.65% of the Fund’s average daily net assets.

The Adviser pays Henderson a fee for its subadvisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and subadvisory agreement for the Fund will be available in the Fund’s Semi-Annual Report dated January 31, 2015.

Portfolio Manager(s)

Matthew Beesley, CFA, Head of Global Equities, is a Portfolio Manager for the Fund. Mr. Beesley joined Henderson Global Investors in 2012 and has 17 years of investment management experience.

Sanjeev Lakhani, CFA, Investment Manager, Global Equities, is a Portfolio Manager for the Fund. Mr. Lakhani joined Henderson Global Investors in 2011 and has 10 years of experience in the financial industry.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

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Description of Share Classes

The Class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares.

The Fund offers Class A, Class C and Class I shares through this Prospectus. You are able to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the following tables. The Class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares and the level of services you receive from your financial adviser. Here is a summary of the differences among the Classes of shares:

Class A Shares

●	front end sales charge. There are several ways to reduce these sales charges (See “Applicable Sales Charge-Class A Shares” and “Sales Charge Reductions-Class A Shares”)

●	lower annual expenses than Class C shares

●	no CDSC, except purchases over $1 million for which no front end sales charge was paid are subject to a 1% CDSC for redemptions within one year of investment

●	Class A shares pay distribution fees up to a maximum of 0.25% of net assets annually

In certain circumstances, front end sales charges are waived. These circumstances are described under “Sales Charge Waivers –Class A Shares.”

Class C Shares

●	no front end sales charge. All your money goes to work for you right away

●	individual purchase transactions are limited to amounts less than $1,000,000

●	a 1% CDSC for redemptions made within twelve months of investing, and no CDSC thereafter. CDSC is waived for certain types of redemptions

●	shares do not convert to another class

●	higher annual expenses than Class A and Class I shares

●
Class C shares pay distribution and service fees up to a maximum of 1.00% of net assets annually, which may increase the cost of your investment and may cost you more than paying other types of sale charges

Class C shares are not intended for purchase in amounts equal to or greater than $1,000,000. You and/or your financial adviser are responsible for ensuring that your investment in Class C shares does not exceed those limits. The Fund cannot ensure that they will identify purchase orders that would cause your aggregate investment in Class C shares to exceed the limits imposed on individual transactions.

Class I Shares

●	no front end sales charge. All your money goes to work for you right away

●	lower annual expenses than Class A and Class C shares

●	no CDSC

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Class I Shares are available for purchase by:

●	Endowments, foundations, non-profit organizations, charitable trusts, corporations and high net worth individuals using a trust or custodial platform

●	Public entities, including state, county, city or instrumentality, department authority or thereof

●	Certain financial intermediaries that charge their customers transaction fees with respect to their customer investments in the Fund

●
Investors participating in wrap fee or asset allocation programs or other fee-based arrangements sponsored by nonaffiliated broker-dealers or other financial institutions that have entered into agreements with the Fund or its affiliates for that purpose.

●
Employer-sponsored retirement or benefit plans defined in Section 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the “Code”), or a “rabbi” trust provided that the plan’s assets are at least $1,000,000 and the shares are held in an omnibus account on the Fund’s records. The Fund or its affiliates may enter into agreements with specific providers of retirement plan service programs that establish a lower threshold for eligibility

●	Other investment companies that have an agreement with the Fund or its affiliates for that purpose

●	Current or former Trustees of the Fund or a member of their immediate family

●	Current and former employees of the Adviser or its affiliates or their immediate families

Each investor’s financial considerations are different. You should read this section carefully and consult your financial adviser to help you understand the different investor services available under each available Class of shares and the differences in pricing, which affect the return on your investment, to help you decide which share Class is best for you. Not all financial intermediaries offer all classes. Factors you may wish to consider in choosing a Class of shares include, but are not limited to, the following:

●	how long you expect to own the shares

●	how much you intend to invest

●	total expenses associated with owning shares of each Class including sales charges, as applicable, and the level of Class expenses

●	whether you qualify for any reduction or waiver of sales charges

●	whether you plan to take any distributions in the near future

●	availability of share Classes

●	how share Classes affect payments to your financial adviser

Please see the heading “Contingent Deferred Sales Charge” for other considerations concerning the calculation of the CDSC that may apply.

If you purchase your Fund shares through a financial adviser (such as a broker or bank), the financial adviser may receive commissions or other concessions which are paid from various sources, such as from the sales charges and distribution and service fees.

In addition, the Adviser may make payments to financial intermediaries for distribution and/or shareholder servicing activities out of its past profits or other available sources. For example, the Adviser may pay compensation to financial intermediaries for administrative, sub-accounting, or shareholder processing services and/or for providing the Fund with “shelf space” or access to a third party platform or fund offering list, or other access to promote sales of shares of the Fund

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including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting access to the third party firm’s sales force; granting access to the third party firm’s conferences and meetings; and obtaining other forms of marketing support. The Adviser may also make payments for marketing, promotional or related expenses to financial intermediaries through which investors may purchase shares of the Fund. These payments are often referred to as “revenue sharing” payments. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund to you. These payments may differ for each fund of Henderson Global Funds, including within the same intermediary and across intermediaries. Please contact your financial intermediary for details about revenue sharing payments it may receive.

The Fund may reimburse the Adviser for a portion of networking and sub-transfer agent fees paid to financial intermediaries as described in the SAI.

Certain dealers and financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus and the SAI. Your dealer will provide you with specific information about any processing or service fees you will be charged. These fees will not be charged if you purchase or redeem Fund shares directly from the Fund.

The Fund may waive the initial sales charge and initial investment minimums on Class A shares for purchases through certain investment professionals that sponsor electronic mutual fund marketplaces and receive no portion of the sales charge. Investors may be charged a fee by such investment professionals if they effect transactions through them.

Applicable Sales Charge – Class A Shares

You can purchase Class A shares at the NAV per share plus an initial sales charge (referred to as the Offering Price). The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:
	Sales Charge* as Percentage of:		Dealer Reallowance as a Percentage of the Offering Price
Amount of Purchase	Offering Price	Net Amount Invested
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.50%
$100,000 but less than $250,000	4.00%	4.17%	3.75%
$250,000 but less than $500,000	3.00%	3.09%	2.75%
$500,000 but less than $1,000,000	2.20%	2.25%	1.95%
$1,000,000 or more	None**	None**	None***

*	Because of rounding in the calculation of offering price, actual sales charges you pay may be more or less than those calculated using these percentages.

**	No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions of such investments within one year of purchase.

***
Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A shares. Please note if a client or financial intermediary is unable to provide account verification on purchases receiving million dollar breakpoints due to rights of accumulation, sales commissions will be forfeited. Purchases eligible for sales charge waivers as described under “Sales Charge Waivers – Class A Shares” are not eligible for sales commissions on purchases of $1 million or more.

You may be eligible for reductions and waivers of sales charges. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is set forth below. You may consult your broker or financial adviser or the Adviser for assistance.

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Sales Charge Reductions – Class A Shares

You may qualify for reduced sales charges in the following cases:

●
Letter of Intent. If you intend to purchase at least $50,000 of Class A shares of the Fund, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the Henderson Global Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period).

You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Fund’s custodian will hold such amount in shares in escrow. The custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

Reinvested dividends and capital gains will count towards fulfillment of the Letter of Intent.

●
Rights of Accumulation. The value, including reinvested dividends and capital gains, of eligible accounts across all Henderson Global Funds maintained by you and each member of your immediate family may be combined with the value of your current purchase to obtain a lower sales charge for that purchase (according to the chart above). For purposes of obtaining a breakpoint discount, a member of your “immediate family” includes your spouse, parent, stepparent, legal guardian, children and/or stepchildren, father-in-law, mother-in-law and partnerships created through civil unions. Eligible accounts include:

●	Individual accounts

●	Joint accounts between the individuals described above

●	Certain fiduciary accounts

●	Single participant retirement plans

●	Solely controlled business accounts

Fiduciary accounts include trust and estate accounts. Fiduciary accounts may be aggregated with the accounts described above so long as there are no beneficiaries other than you and members of your immediate family. In addition, a fiduciary can count all shares purchased for a fiduciary account that may have multiple accounts and/or beneficiaries.

For example, if you own Class A shares of the Fund that have an aggregate value of $100,000, and make an additional investment in Class A shares of the Fund of $4,000, the sales charge applicable to the additional investment would be 4.00%, rather than the 5.75% normally charged on a $4,000 purchase. Please contact your broker to establish a new account under Rights of Accumulation.

For purposes of determining whether you are eligible for a reduced Class A sales charge, investments will be valued at their current offering price or the public offering price originally paid per share, whichever is higher. You should retain any records necessary to substantiate the public offering price originally paid.

To receive a reduction in your Class A initial sales charge, you must let your financial adviser or shareholder services know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial adviser or shareholder services to provide account statements or other information regarding related accounts of you or your immediate family in order to verify your eligibility for a reduced sales charge, including, where applicable, information about accounts opened with a different financial adviser.

Certain brokers or financial advisers may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker or your financial adviser prior to purchasing the Fund’s shares.

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This information is available, free of charge, on the Fund’s website. Please visit http://www.hendersonglobalinvestors.com (click on the link titled “Sales Charge Information” in the Mutual Funds section). You may also call 866.3Henderson (or 866.343.6337) or consult with your financial adviser.

Sales Charge Waivers – Class A Shares

The Fund will waive the initial sales charge on Class A shares for the following types of purchases:

1.	Dividend reinvestment programs

2.	Purchase by any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise

3.	Reinvestment by a shareholder who has redeemed shares in the Fund and reinvests in the Fund or another Henderson Global Fund, provided the reinvestment is made within 180 days of the redemption

4.	Purchase by a unit investment trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which has shares of the Fund as a principal investment

5.
Purchase by a financial institution purchasing Class A shares of the Fund for clients participating in a fee based asset allocation program or wrap fee program which has been approved by Foreside Fund Services, LLC, the Fund’s distributor (“Distributor”)

6.
Purchase by a registered investment adviser or financial planner who places trades for its own accounts or the accounts of its clients and who charges a management, consulting or other fees for its services; and clients of such investment adviser or financial planner who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent

7.
Purchases by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firms have entered into an agreement with respect to such retirement platforms.

8.
Purchase by employees of an entity with a selling agreement with the Distributor to sell the Fund’s shares and any member of that person’s immediate family (including a spouse, child, step-child, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships)

9.	Purchases by a registered management investment company that has an agreement with the Adviser or Distributor for that purpose.

Investors who qualify under any of the categories described above should contact their brokerage firms. For further information on sales charge waivers, call 866.3Henderson (or 866.343.6337).

Applicable Sales Charge – Class C Shares

You pay no initial sales charge if you purchase Class C shares. However, a 1.00% CDSC will apply to redemptions of shares made within twelve months of buying them, as discussed below.

Brokers that initiate and are responsible for purchases of such Class C shares of the Fund may receive a sales commission at the time of sale of up to 1.00% of the purchase price of Class C shares of the Fund.

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Contingent Deferred Sales Charge (CDSC)

You pay a CDSC when you redeem:

●	Class A shares that were bought without paying a front end sales charge as part of an investment of at least $1 million within one year of purchase

●	Class C shares within twelve months of purchase

The CDSC payable upon redemption of Class C shares or Class A shares in the circumstances described above is 1.00%.

The CDSC will be based either on your original purchase price or the then current NAV of the shares being sold, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC. These time periods include the time you held Class C shares of another Henderson Global Fund of which you may have exchanged for Class C shares of the Fund you are redeeming.

You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, and then remaining shares held by you for the longest period of time. For the purposes of the CDSC, we will calculate the holding period of shares acquired through an exchange of shares of another Henderson Global Fund from the date you acquired the original shares of the other Henderson Global Fund.

For example, assume an investor purchased 1,000 shares at $10 a share (for a total cost of $10,000). After the initial purchase, the investor acquired 100 additional shares through dividend reinvestment. If, during the third year since purchase, the investor then makes one redemption of 500 shares when the shares have a NAV of $12 per share (resulting in proceeds of $6,000; i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share which is the original purchase price. Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 1.00% (the applicable rate in the third year after purchase).

CDSC Waivers

The Fund will waive the CDSC payable upon redemptions of shares for:

●	death or disability (as defined in Section 72(m)(7) of the Code) of the shareholder if such shares are redeemed within one year of death or determination of disability

●
benefit payments under retirement plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under retirement plans

●
minimum required distributions made from an IRA or other retirement plan account after you reach age 70 ½ , limited to 10% annually of the value of your account, measured at the time you set up the plan

●	withdrawals under the Fund’s systematic withdrawal plan, limited to 10% annually of the value of your account, measured at the time you set up the plan

●	redemptions initiated by the Fund

●	redemptions by retirement plans of shares held in plan level or omnibus accounts maintained by a retirement plan administrator or recordkeeper

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CDSC Aging Schedule

As discussed above, certain investments in Class A and Class C shares will be subject to a CDSC. The aging schedule applies to the calculation of the CDSC.

For purposes of computing the CDSC, all purchases made during a calendar month will be counted as having been made on the first day of that month.

No CDSC is assessed on the value of your account represented by appreciation or additional shares acquired through the automatic reinvestment of dividends or capital gain distributions. Therefore, when you redeem your shares, only the value of the shares in excess of these amounts (i.e., your direct investment) is subject to a CDSC.

The CDSC will be based either on your original purchase price or the then current NAV of the shares being sold, whichever is lower.  The applicability of a CDSC will not be affected by exchanges or transfers of registration, except as described in the SAI.

Conversion Feature

You may be able to convert your shares to a different share class of the Fund that has a lower expense ratio provided certain eligibility requirements are met. Your shares may be automatically converted under certain circumstances. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Class I shares of the Fund may be converted to Class A shares of the Fund or may be redeemed if you cease to satisfy the Class I share eligibility requirements. Please contact your financial intermediary for additional information. Not all share classes are available through all intermediaries.

If your shares of the Fund are converted to a different share class of the Fund, the transaction will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s NAV of each class. Your total value of the initially held shares, however, will equal the total value of the converted shares. Please contact your financial intermediary regarding the tax consequences of any conversion.

Distribution and/or Service (12b-1) Fees

Henderson Global Funds has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act. 12b-1 fees are used to compensate the Distributor and other dealers and investment representatives for services and expenses related to the marketing, sale and distribution of the Fund’s shares and/or for providing shareholder services. Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The 12b-1 fees vary by share class as follows:

●	Class A shares pay a 12b-1 fee at the annual rate of 0.25% of the average daily net assets of the Fund

●	Class C shares pay a 12b-1 fee at the annual rate of 1.00% of the average daily net assets of the Fund.

 In the case of Class C shares, 12b-1 fees, together with the CDSC, are used to finance the costs of advancing sales commissions paid to dealers and investment representatives.

The Distributor may use up to 0.25% of the fees for shareholder servicing for Class C shares and up to 0.75% for distribution for Class C shares. The Distributor uses the entire amount of the 12b-1 fees for distribution for Class A shares.

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How to Purchase, Exchange and Redeem Shares

 You may purchase, exchange and redeem Class A, Class C and Class I shares of the Fund in the manner described below. In addition, you may be eligible to participate in certain investor services and programs to purchase, exchange and redeem these Classes of shares, which are described in the next section under the caption “Investor Services and Programs.” The Fund reserves the right to modify the following policies at any time and to reject any investment for any reason.

How to Purchase Shares

Initial Purchase

Investment Minimums for Class A and Class C shares:

Type of Account	Minimum to Open an Account	Minimum Balance
Regular	$500	$500
IRA and Roth IRA	500	500
Coverdell Education Savings Account (Educational IRA)	500	500
Automatic Investment Plan	500	500

Investment Minimums for Class I Shares:

Please contact your individual consultant, financial intermediary, plan administrator or third party record-keeper for minimum investment requirements.

Except as noted below, the Fund requires that you maintain a minimum account balance as listed above. If your account value declines below the respective minimum because you have redeemed or exchanged some of your shares, the Fund may notify you of its intent to liquidate your account unless it reaches the required minimum. You may prevent such liquidation by increasing the value of your account to at least the minimum within ninety days of the notice from the Fund.

The Fund may be limited in its ability to monitor or ensure that accounts opened through a financial intermediary meet the minimum investment requirements. Nevertheless, the Fund expects that financial intermediaries will comply with the Fund’s investment requirements including applicable investment minimums. In the event the Fund is unable to prevent an account with a below minimum balance from opening, the Fund reserves the right to liquidate the account at any time.

Initial investment minimums do not apply to investments made by the Trustees of the Fund and current or former employees of the Adviser, its affiliates or their family members. The initial investment minimum may be reduced or waived for investments made by investors in wrap-free programs or other asset-based advisory fee programs where reduction or waiver of investment minimums is a condition for inclusion in the program.

The Fund reserves the right to waive any investment minimum to the extent such a decision is determined to be in the best interests of the Fund. The Fund also reserves the right to liquidate your account regardless of size.

When you buy shares, be sure to specify the Class of shares. If you do not choose a share Class, your investment will be made in Class A shares. If you are not eligible for the class you have selected, your investment may be refused. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund and the Fund’s share Class are appropriate for you. In addition, consider the Fund’s investment objective, principal investment strategies and principal risks as well as factors listed under “Description of Share Classes” to determine whether the Fund is appropriate for your situation and, if so, which share Class is most appropriate for your situation.

Opening Your Account

You can open a new account in any of the following ways:

•	Financial Adviser or Financial Intermediary. You can establish an account by having your financial adviser or financial intermediary process your purchase.

•	Complete the Application. Please call 866.3HENDERSON (or 866.343.6337) to obtain an application. Make check payable to the name of the Fund. Mail to:

23

Regular Mail
Henderson Global Funds
PO Box 8391
Boston, MA 02266-8391

Overnight Mail
Boston Financial Data Services
c/o Henderson Global Funds
30 Dan Road
Canton, MA 02021-2809
866.3Henderson (or 866.343.6337)

Current shareholders may open a new identically registered account by one of the following methods:

•	Telephone Exchange Plan. You may exchange $500 or more from your existing account to another Henderson Global Fund account.

•	Wire. Call 866.3Henderson (or 866.343.6337) to arrange for this transaction:

State Street Bank and Trust Company
Attn: Mutual Funds
Boston, MA 02110
ABA # 0110-0002-8
Attn: Henderson Global Funds
Deposit DDA #9905-541-0
FBO: (please specify the Fund name, account
number and name(s) on account);

Generally, you must be a US citizen or an alien residing in the US or a US Territory with a valid US Taxpayer Identification Number to open an account. Entities must be based in the US or a US Territory and have a valid US Taxpayer Identification Number to open an account. Under limited circumstances, the Fund reserves the right to sell shares to persons residing outside the US and its territories. US citizens living abroad may establish accounts with the Henderson Global Funds. If you are attempting to open an account with a financial intermediary, your account must be established manually prior to placing any investments. Please have a representative of the financial intermediary fax full account registration instructions to our shareholder services department. These instructions should include the following information:

•	Account Registration

•	Dealer Number

•	Branch and Rep Number

•	Dealer Account Number (BIN)

•	Matrix level

•	Cash/Reinvest Option

Shareholder Services will contact the financial intermediary when the account has been established and is ready for investment. Orders received prior to this confirmation will not be considered complete and will not be eligible for pricing.

The Fund does not accept foreign correspondent or foreign private banking accounts.

Cost Basis Reporting

Department of the Treasury regulations mandate cost basis reporting to shareholders and the Internal Revenue Service (the “IRS”) for redemptions of Fund shares. If you acquire and hold shares directly through the Henderson Global Funds and not through a Financial Intermediary, the Fund will use a default average cost basis methodology for tracking and reporting your cost basis of shares, unless you request, in writing, another cost basis reporting methodology.

Please note that if you elect to change your cost basis method to or from average cost the request must be in writing.

If you acquire and hold shares through a Financial Intermediary, please contact your Financial Intermediary for information related to cost basis defaults, cost basis selection, and cost basis reporting.

24

It is important for you to consult with your own tax adviser(s) when selecting which cost basis methodology is in your best interest.

Adding to Your Account

There are several easy ways you can make additional investments to any Henderson Global Fund in your account:

•	ask your financial adviser or financial intermediary to purchase shares on your behalf

•	send a check with the returnable portion of your statement

•	wire additional investments through your bank using the wire instructions as detailed above

•
authorize transfers by telephone between your bank account and your Henderson account through Automated Clearinghouse (ACH). You may elect this privilege on your account application or through a written request

•	exchange shares from another Henderson Global Fund

•	through an Automatic Investment Plan (please see “Investor Services and Programs – Purchase and Redemption Programs” for details)

How to Exchange Shares

You can exchange your shares in the Fund for shares of the same Class of other Henderson Global Funds at NAV by having your financial adviser or financial intermediary process your exchange request or by contacting shareholder services directly.

Please note that a share exchange is a taxable event for federal income tax purposes.

To be eligible for exchange, shares of the Fund must be registered in your name or in the name of your financial adviser or financial intermediary for your benefit for at least 15 days. The minimum exchange amount to establish a new account is the same as the investment minimum for your initial purchase. Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

How to Redeem Shares

You may redeem your shares either by having your financial adviser or financial intermediary process your redemption or by contacting shareholder services directly. The Fund normally sends your redemption proceeds within seven calendar days after your request is received in good order. “Good order” means shareholder services has received a letter with the name of the Fund, your account number and the number of shares or dollar amount to be sold, as described below for redemptions processed by telephone or mail.

Under unusual circumstances such as when the NYSE is closed, trading on the NYSE is restricted or if there is an emergency, the Fund may suspend redemptions or postpone payment. If you purchased the shares you are redeeming by check, the Fund may delay the payment of the redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date.

You may give up some level of security in choosing to buy or sell shares by telephone rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order, and sending prompt written confirmation of transactions to the shareholder of record. If these procedures are followed, the Fund and its service providers are not liable for acting upon instructions communicated by telephone that they believe to be genuine.

Redeeming Through Your Financial Adviser or Financial Intermediary

You can request your financial adviser or financial intermediary to process a redemption on your behalf. Your financial adviser or financial intermediary will be responsible for furnishing all necessary documents to shareholder services and may charge you for this service.

25

Redeeming Directly Through Shareholder Services

•
By Telephone. You can call shareholder services at 866.3Henderson (or 866.343.6337) to have shares redeemed from your account and the proceeds wired or electronically transferred directly to a pre-designated bank account or mailed to the address of record. Shareholder services will request personal or other information from you and will generally record the calls. You may elect not to receive this privilege on your account application.

•	By Mail. To redeem shares by mail, you can send a letter to shareholder services with the name of your Fund, your account number and the number of shares or dollar amount to be sold. Mail to:

Regular Mail
Henderson Global Funds
PO Box 8391
Boston, MA 02266-8391

Overnight Mail
Boston Financial Data Services
c/o Henderson Global Funds
30 Dan Road
Canton, MA 02021-2809
866.3Henderson (or 866.343.6337)

•
By Wire and/or ACH. Redemptions in excess of $500 may be wired to your financial institution that is indicated on your account application. Please note that proceeds sent via wire will arrive the next business day and a $10.00 fee applies. Proceeds sent via ACH will arrive in 2-3 business days with no additional fee.

Note: If an address change has occurred within 30 days of the redemption, a signature guarantee will be required.

Signature Guarantee / Additional Documentation

Your signature may need to be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. Shareholder services may require additional documentation for certain types of registrations and transactions, in any of the following situations:

•	You request a change to your current account registration, including your name and address, or are establishing or changing a TOD (Transfer on Death) beneficiary

•	You want to redeem more than $200,000 in shares

•	You want your redemption check mailed to an address other than the address on your account registration

•	Your address of record was changed within the past 30 days

•	You want to redeem shares, and you instruct the Fund to wire the proceeds to a bank or brokerage account, but you do not have the telephone redemption by wire plan on your account

•
Your name has changed by marriage or divorce (send a letter indicating your account number(s) and old and new names, signing the letter in both the old and new names and having both signatures guaranteed)

•	You want the check made payable to someone other than the account owner

Other Considerations

 Right to Reject or Restrict Purchase and Exchange Orders. Purchases and exchanges should be made for investment purposes only. The Fund does not accept third party checks, starter checks, money orders, cash, currency or monetary instruments in bearer form. The Fund reserves the right to reject or restrict any specific purchase or exchange request. We are required by law to obtain certain personal information from you which will be used to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, we reserve the right to close your account or take such other steps as we deem reasonable.

Because an exchange request involves both a request to redeem shares of the Fund and to purchase shares of another Henderson Global Fund, the Henderson Global Funds consider the underlying redemption and purchase requests conditioned

26

upon the acceptance of each of these underlying requests. Therefore, in the event that the Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. When the Fund determines that the level of exchanges on any day may be harmful to its remaining shareholders, the Fund may reject the exchange request or delay the payment of exchange proceeds for up to seven days to permit cash to be raised through the orderly liquidation of its portfolio securities to pay the redemption proceeds. In the case of delay, the purchase side of the exchange will be delayed until the exchange proceeds are paid by the redeeming fund. If an exchange has been rejected or delayed shareholders may still place an order to redeem their shares.

 Anti-Money Laundering Laws. The Fund is required to comply with certain federal anti-money laundering laws and regulations. The Fund may be required to “freeze” the account of a shareholder if certain account information matches information on government lists of known terrorists or other suspicious persons or if the shareholder appears to be involved in suspicious activity, or the Fund may be required to transfer the account or the proceeds of the account to a government agency.

 Frequent Purchases and Redemptions of Fund Shares. The Fund is designed for long-term investors and discourages short-term trading (market timing) and other excessive trading practices. These practices may disrupt portfolio management strategies and harm Fund performance. However, the Fund receives purchase orders and sales orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by the use of omnibus accounts by intermediaries. Omnibus accounts are comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Fund making it more difficult to identify and eliminate market timers. To the degree the Fund is able to identify excessive or short-term trading in accounts maintained by an intermediary, the Fund will seek the cooperation of the intermediary to enforce the Fund’s excessive trading policy. In certain instances, intermediaries may be unable to implement those policies or may not be able to implement them in the same manner as the Fund due to system or other constraints or issues. Certain intermediaries may possess other capabilities to deter short-term or excessive trading upon which the Fund may rely. In general, the Fund cannot eliminate the possibility that market timing or other excessive trading activity will occur in the Fund.

As noted above, under “Other Considerations—Right to Reject or Restrict Purchase and Exchange Orders,” the Fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. To minimize harm to the Fund and its shareholders, the Fund may, at the Fund’s sole discretion, exercise these rights if an investor has a history of excessive trading or has been or may be disruptive to the Fund. In making this judgment, the Fund may consider trading done in multiple accounts under common or related ownership or control.

The Fund’s Board has adopted policies and procedures designed to discourage short-term trading and other excessive trading practices. The policies and procedures applicable to the Fund include: reviewing significant or unusual transactions or patterns of activity and fair valuing the Fund’s investments when appropriate (see “Other Information – Pricing of Fund Shares” below).

Pursuant to these policies, if an investor (through one or more accounts) makes more than one “material round-trip” in any 90 day period, their future buy orders, including exchange buy orders, may be rejected.

For these purposes, a “round trip” is defined as a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund effected within 30 days. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund.

The following transactions generally are exempt from the market timing and excessive trading policy described above because the Fund believes they generally do not raise market timing or excessive trading concerns:

•
Transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividend or distributions, or initiated by the Fund (e.g., for failure to meet applicable account minimums)

•
Transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers

•	Transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in model portfolio
•	Transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure

27

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

In addition, a financial intermediary through which you may purchase shares of the Fund may also independently attempt to identify trading it considers inappropriate, which may include frequent or short-term trading, and take steps to deter such activity. In some cases, the intermediary may require the Fund’s consent or direction to undertake those efforts, but the Fund may have little or no ability to modify the parameters or limits on trading activity set by the intermediary. As a result, an intermediary may limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by the Fund and discussed in this Prospectus. The Fund’s ability to impose restrictions on trading activity with respect to accounts traded through a particular intermediary may vary depending on the system capabilities, applicable contractual and legal restrictions and cooperation of the particular intermediary. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Your financial adviser may charge service fees for handling redemption transactions. Your shares may also be subject to a CDSC.

You are permitted to make exchanges between shares of any class of the Fund with shares of the same class of another Henderson Global Fund, however, the exchange privilege is not intended as a vehicle for short-term or excessive trading. Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, the Fund may suspend or permanently terminate the exchange privilege of any investor who appears to be engaged in short-term or excessive trading. An exchange is any exchange out of one Henderson Global Fund into another Henderson Global Fund.

Reinstatement Privilege. Once a year, you may decide to reinstate Class A or Class C shares that you have redeemed within the past 180 days. You must send a letter to shareholder services, stating your intention to use the reinstatement privilege, along with your investment. For purposes of determining the amount eligible for reinstatement, the shares redeemed will be valued at either the public offering price originally paid or the NAV on the date of redemption, whichever is higher. Shares will be purchased at NAV on the day the check is received. Shares will be purchased into the account from which the redemption was made. The proceeds must be reinvested within the same share class. If shares were redeemed from a Class C account, the purchase will be processed so that no CDSC charges will be assessed against it in the future, but any CDSC charges that were incurred as a result of the original redemption will not be reversed. The redemption and repurchase of shares may still result in a tax liability for federal income tax purposes.

Certain Advisers or Financial Intermediaries may impose conditions that differ from those described above or may apply different criteria for determining the amount eligible for reinstatement. Please consult with your financial adviser for further information.

In-Kind Distributions. The Fund reserves the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In-kind distributions are taxable in the same manner as cash distributions for federal income tax purposes. In the event that the Fund makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. Should the in-kind distribution contain illiquid securities, you could have difficulty converting the assets into cash. The Fund has elected under Rule 18f-1 of the Investment Company Act to commit to pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the Fund’s net assets, whichever is less.

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Investor Services and Programs

As a shareholder of the Fund, you have available to you a number of services and investment programs. Some of these services and programs may not be available to you if your shares are held in the name of your financial adviser or if your investment in the Fund is made through a retirement plan.

Distribution Options

The following distribution options are generally available to all accounts and you may change your distribution option as often as you desire by having your financial adviser notify shareholder services or by contacting shareholder services directly:

•	Dividend and net capital gain distributions reinvested in additional shares of the Fund (this option will be assigned if no other option is specified)

•	Dividend distributions in cash; net capital gain distributions reinvested in additional shares of the Fund

•	Dividend and net capital gain distributions in cash

•	Dividend and net capital gain distributions reinvested in additional shares of another Henderson Global Fund of your choice

As a shareholder of a Fund, you have available to you a number of services and investment programs.

Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the same Class of shares at the NAV as of the close of business on the reinvestment date, which is the NAV next computed for the Fund. See “Other Information-Distributions-Undeliverable Distributions.” Your request to change a distribution option must be received by shareholder services at least five business days before a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Purchase and Redemption Programs

For your convenience, the following purchase and redemption programs are made available to you with respect to Class A, Class C and Class I shares, without extra charge.

Automatic Investment Plan. You can make cash investments through your checking account or savings account on any day of the month. If you do not specify a date, the investment will automatically occur on or about the fifteenth day of the month.

Automatic Exchange Plan. If you have an account balance of at least $5,000 in any Fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic monthly or quarterly exchanges from your account in the Fund for shares of the same Class of other Henderson Global Funds. Exchanges are taxable for federal income tax purposes. You may make exchanges with any of the other Funds under this plan. Exchanges will be made at NAV without any sales charges. You may terminate the Plan at any time on five business days’ notice.

Reinvest Without a Sales Charge. You can reinvest dividend and capital gain distributions into your account without a sales charge to add to your investment easily and automatically.

Distribution Investment Program. You may purchase shares of the Fund without paying an initial sales charge or a CDSC upon redemption by automatically reinvesting dividend and capital gain distributions from the same Class of another Henderson Global Fund.

Systematic Withdrawal Plan. This plan is available to IRA accounts and non-IRA accounts with a minimum account balance of $5,000. You may elect to automatically receive regular periodic payments on any day between the fourth and the last day of the month. If you do not specify a date, the payment will automatically occur on the fifteenth business day of the month. Each payment under this systematic withdrawal is funded through the redemption of your Fund shares. For Class C shares, you can receive up to 10% of the value of your account without incurring a CDSC charge in any one year (measured at the time you establish this plan). You may incur the CDSC (if applicable) when your shares are redeemed under this plan. You may terminate the plan at any time on five business days’ notice.

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Other Information

 Pricing of Fund Shares

The price of each Class of the Fund’s shares is based on its NAV. The NAV of each Class of shares is determined as of the close of regular trading each day that the NYSE is open for trading (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). The days that the NYSE is expected to be closed are listed in the SAI. To determine NAV, the Fund values its assets at current market values, or at a fair value, if current market values are not readily available.

Current market values may be considered to be not readily available for a security under certain circumstances, including when transactions in the security are infrequent, the validity of quotations appears questionable, there is a thin market, the size of reported trades is not considered representative of a company’s holdings, trading for a security is restricted or halted or a significant event occurs after the close of a related exchange but before the determination of the Fund’s NAV. In addition, significant events or movements in the US markets subsequent to the close of a foreign market may affect the values of securities traded in the foreign market. Under the Fund’s fair value pricing policies, the values of foreign securities may be adjusted from their last closing prices if such movements in the US market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Fund to a significant extent. The Fund uses an independent statistical fair value pricing service to assist in the fair valuation of securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which Fund shares are priced.

The use of fair value pricing by the Fund may cause the NAV of its shares to differ from the NAV that would be calculated using last reported prices. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Also, the use of fair value pricing may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques.

The Board has adopted procedures for valuing the Fund’s securities. Securities are fair valued according to methodologies adopted by the Board in advance or as determined by the Valuation Committee of the Board. Any securities that are fair valued will be reviewed by the Board at the next regularly scheduled quarterly meeting of the Board.

Your purchase or redemption order will be calculated at the NAV next calculated, after the deduction of applicable sales charges and any required tax withholding, if your order is complete (has all required information) and shareholder services receives your order by:
•	shareholder services’ close of business, if placed through a financial intermediary, so long as the financial intermediary (or its authorized designee) received your order by the valuation time; or

•	the valuation time, if placed directly by you (not through a financial intermediary such as a broker or bank) to shareholder services.

The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. Such intermediaries may include financial advisers, custodians, trustees, retirement plan administrators or recordkeepers. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee.

The Fund may invest in certain securities which are primarily listed on foreign exchanges that trade on weekends and other days when the Fund does not price its shares. Therefore, the value of the Fund’s holdings may change on days when you will not be able to purchase or redeem its shares.

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Distributions

The Fund intends to declare dividends of all or a portion of its net investment income annually to shareholders. Dividends and distributions may be payable in cash or additional shares, with the option to receive cash in lieu of the shares. The Fund may at times in its discretion pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders. For federal income tax purposes, the Fund is required to distribute substantially all of its net investment income for each year. All or substantially all realized net capital gains, if any, will be distributed to the Fund’s shareholders at least annually. While the Fund will attempt to maintain a stable level of distributions, the Fund will still attempt to comply with Subchapter M of the Code.

See “Investor Services and Programs — Distribution Options” for information concerning the manner in which dividends and distributions to shareholders may be automatically reinvested in additional shares. Dividends and distributions will be taxable to shareholders for federal income tax purposes whether they are reinvested in shares of the Fund, in shares of another Henderson Global Fund or received in cash.

The yield on the Fund’s shares will vary from period to period depending on factors including, but not limited to, market conditions, the timing of the Fund’s investment in portfolio securities, the securities comprising the Fund’s portfolio, changes in interest rates including changes in the relationship between short-term rates and long-term rates, the amount and timing of the use of leverage by the Fund, the Fund’s net assets and its operating expenses. Consequently, the Fund cannot guarantee any particular yield on its shares and the yield for any given period is not an indication or representation of future yields on the Fund’s shares.

Undeliverable Distributions

If a check representing (1) sale proceeds, (2) a withdrawal under the systematic withdrawal plan, or (3) a dividend/capital gains distribution is returned as “undeliverable” or remains uncashed for six months, the Fund may cancel the check and reinvest the proceeds in the Fund from which the transaction was initiated. In addition, after such six-month period: (1) the Fund will terminate your systematic withdrawal plan and future withdrawals will occur only when requested, and (2) the Fund will automatically reinvest future dividends and distributions in Fund shares of the same class.

Federal Income Tax Considerations

The following discussion is very general and is limited solely to US federal income tax considerations. You are urged to consult your tax adviser before making an investment decision regarding the effect that an investment in the Fund may have on your particular tax situation.

A more detailed tax discussion is provided in the SAI.

Taxability of Distributions. As long as the Fund qualifies for treatment as a regulated investment company under the Code, it pays no federal income tax on the income or gains it distributes to shareholders.

Holders of Class A, Class C and Class I shares (other than tax-exempt holders such as qualified retirement plans) will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions they receive from the Fund, whether they take the distributions in cash or reinvest them in additional shares. Distributions of any net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than “qualified dividend income,” are taxable at ordinary income tax rates. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) designated as capital gain dividends are taxable for federal income tax purposes as long-term capital gains, which are currently taxable to non-corporate investors at a maximum federal income tax rate of 20%. Distributions designated as “qualified dividend income” are generally taxed to non-corporate investors at federal income tax rates applicable to long-term capital gains, provided certain holding period and other requirements contained in the Code are satisfied. Dividends paid in January may be taxable as if they had been paid to shareholders during the previous December.

 The IRS Form 1099 that is mailed to you every year details your distributions and how they are treated for federal income tax purposes, including the amount, if any, of dividends that may be designated as qualified dividend income.

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An additional 3.8% Medicare contribution tax is imposed on certain net investment income (including dividends and net capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.  You should consult your tax adviser regarding the possible implications of this additional tax on your investment in the Fund.

Dividends and distributions on shares held in a qualified retirement plan will generally not be subject to current federal income taxation. Distributions from a qualified retirement plan, however, will generally be subject to federal income tax and possible federal withholding tax. Please consult with your Plan Administrator regarding the tax status of your retirement plan.

Fund distributions will reduce the Fund’s NAV per share. Therefore, if you buy shares after the Fund has experienced capital appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

The Fund may be eligible to elect to “pass through” to you foreign income taxes that it pays if more than 50% of the value of its total assets at the close of its taxable year consists of stock or securities of foreign corporations. If the Fund is eligible for and makes this election, you will be required to include your share of those taxes in gross income as a distribution from the Fund. You will then be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal income tax return, subject to certain limitations. Tax-exempt holders of Fund shares, such as a qualified retirement plan, will not generally benefit from such a deduction or credit.

As discussed under “Fund Summary-Principal Risks of Investing in the Fund,” high rates of portfolio turnover will result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such net gains will be considered ordinary income for federal income tax purposes and will not be eligible for treatment as qualified dividend income.

Withholding. The Fund is required in certain circumstances to apply backup withholding at the rate of 28% on dividends and redemption proceeds paid to any shareholder who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability provided the appropriate information is furnished to the IRS. If you are neither a citizen nor a resident of the US, the Fund will generally withhold US federal income tax at a rate of 30% on dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable income tax treaty if you supply the appropriate documentation to the Fund. Backup withholding will not be applied to payments that have been subject to non-resident alien withholding. Prospective investors should read the Henderson Global Funds’ Account Application for additional information regarding backup withholding of federal income tax.

Taxability of Transactions. When you redeem, sell or exchange shares, it is generally considered a taxable event for you, unless you are a tax-exempt holder of Fund shares, such as a qualified retirement plan. Depending on the type of account in which you hold shares of the Fund, and depending on the purchase price and the sale price of the shares you redeem, sell or exchange, you may realize a gain or a loss on the transaction for federal income tax purposes. The gain or loss will generally be treated as long-term capital gain or loss if the shares were held for more than one year and, if not held for such period, as short-term capital gain or loss. You are responsible for any tax liabilities generated by your transactions.

Unique Nature of The Fund

Henderson and its affiliates may serve as the investment adviser to other funds which have investment goals and principal investment policies and risks similar to those of the Fund, and which may be managed by the Fund’s portfolio manager. While the Fund may have many similarities to these other funds, its investment performance will differ from the other funds’ investment performance. This is due to a number of differences between the funds, including differences in sales charges, expense ratios, investments and cash flows.

Provision of Annual and Semi-Annual Reports and Prospectus

The Fund will produce financial reports every six months and update the Prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the Fund’s annual and semi-annual report or Prospectus will be mailed to shareholders having the same residential address on the Fund’s records. However, any shareholder may contact shareholder services (see back cover for address and phone number) to request that copies of these reports and the Prospectus be sent personally to that shareholder.

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Commodity Futures Trading Commission Regulation

With regard to the Fund, the Adviser has claimed relief from the definition of commodity pool operator (“CPO”) under revised Commodity Futures Trading Commission (“CFTC”) Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, the Adviser may claim an exclusion from the definition of CPO and registration as a CPO, with regard to a fund that trades derivatives solely for “bona fide hedging purposes,” or that limits its investment in derivatives to a “de minimis” amount, as defined in CFTC rules. The Fund does not currently expect to use derivatives beyond the thresholds permitted by CFTC Rule 4.5.

Financial Highlights

The Fund will commence operations on September 30, 2014, therefore no financial highlights are shown for the Fund.

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More information about the Fund is available free upon request, including the following:

Annual/Semi-Annual Reports

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. Additional information about the Fund’s investments will be available in the Fund’s semi-annual and annual reports. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

Provides more details about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this Prospectus).

You can make inquiries and request other information, including a Statement of Additional Information and annual or semi-annual reports, free of charge, as provided below.

To Obtain Information:

By telephone
Call 866.3HENDERSON (or 866.343.6337) for shareholder services or 866.4HENDERSON (or 866.443.6337) for other services.

By mail
Write to:
Henderson Global Funds
P.O. Box 8391
Boston, MA 02266-8391

By overnight delivery to
Boston Financial Data Services
c/o Henderson Global Funds
30 Dan Road
Canton, MA 02021-2809
866.3HENDERSON (or 866.343.6337)

On the Internet
You may also find more information about the Fund on the Internet at: http://www.hendersonglobalinvestors.com/funddocuments, including the Statement of Additional Information and annual and semi-annual reports. This website is not considered part of the Prospectus.

You can also obtain information about the Fund and a copy of the Statement of Additional Information from the Securities and Exchange Commission as follows:

By mail
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-1520
(The SEC charges a fee to copy documents.)

By electronic request
publicinfo@sec.gov (The SEC charges a fee to copy documents.)

In person
Public Reference Room in Washington, DC
(For more information and hours of operation, call (202) 551-8090.)

Via the internet
on the EDGAR Database at http://www.sec.gov

SEC file number: 811-10399

34

	Class A	Class C	Class I
Henderson International Select Equity Fund	HSQAX	HSQCX	HSQIX

a series of

Henderson Global Funds
737 North Michigan Avenue, Suite 1700
Chicago, Illinois 60611

STATEMENT OF ADDITIONAL INFORMATION

September 30, 2014

Henderson Global Funds (the “Trust”) was organized as a Delaware statutory trust on May 11, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust has an unlimited number of authorized shares of beneficial interest that are currently divided among eleven series, one of which is described in this Statement of Additional Information (“SAI”), the Henderson International Select Equity Fund (the “Fund” or the “International Select Equity Fund”), a non-diversified fund.  This SAI relates to the Class A, Class C and Class I Shares of the International Select Equity Fund.  The Fund is managed by Henderson Global Investors (North America) Inc. (“HGINA” or the “Adviser”) and is sub-advised by Henderson Investment Management Limited (“HIML” or the “Subadviser”).

This SAI is not a prospectus and should be read in conjunction with the prospectus for the Fund dated September 30, 2014 (the “Prospectus”).  The Prospectus and, when available, the annual and semi-annual reports of the Fund may be obtained upon request and without charge from the Trust by calling 866.3Henderson (or 866.343.6337).

TABLE OF CONTENTS

Page
FUND HISTORY AND GENERAL INFORMATION	1
INVESTMENT OBJECTIVE AND STRATEGIES	1
FUND INVESTMENTS AND RELATED RISKS	1
INVESTMENT RESTRICTIONS	36
PORTFOLIO TURNOVER	37
DISCLOSURE OF PORTFOLIO HOLDINGS	37
MANAGEMENT OF THE FUND	39
CONTROL PERSONS AND PRINCIPAL HOLDERS	46
INVESTMENT ADVISORY AND OTHER SERVICES	47
PORTFOLIO MANAGERS	51
BROKERAGE ALLOCATION	53
CAPITALIZATION AND VOTING RIGHTS	55
PURCHASES, EXCHANGES AND REDEMPTION INFORMATION	56
NET ASSET VALUE	59
FEDERAL INCOME TAX MATTERS	60
REGISTRATION STATEMENT	68
FINANCIAL STATEMENTS	68
APPENDIX A	69
APPENDIX B	72
APPENDIX C	78

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”).  The Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

FUND HISTORY AND GENERAL INFORMATION

The Trust is an open-end management investment company organized as a Delaware statutory trust on May 11, 2001 and consists of eleven portfolios, one of which is described in this SAI, the International Select Equity Fund.

HGINA is the investment adviser for the Fund.  HIML is the subadviser for the Fund. Descriptions in this SAI of a particular investment practice or technique in which the Fund may engage or a financial instrument which the Fund may purchase are meant to describe the spectrum of investments or techniques that the Adviser, in its discretion, might, but is not required to, use in managing the Fund’s portfolio assets.  For example, the Adviser may, in its discretion, at any time employ a given practice, technique or instrument for the Fund, but not for other funds which are series of the Trust, and managed by the Adviser (each a “Henderson Fund,” and collectively, the “Henderson Funds”).  It is also possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in some or all markets, in which case the Fund would not use them.  Investors should also be aware that certain practices, techniques, or instruments could, regardless of their relative importance in the Fund’s overall investment strategy, from time to time have a material impact on the Fund’s performance.

INVESTMENT OBJECTIVE AND STRATEGIES

The Fund has its own investment objective and policies, which are described in the Fund’s Prospectus.  The following information supplements the information contained in the Prospectus concerning the Fund’s policies, strategies and investment restrictions, and includes additional information regarding the characteristics and risks associated with certain investment techniques. Investors should refer to the Prospectus for a discussion of the Fund’s principal investment strategies and related risks.

Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is executed.  Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund’s asset level or other circumstances beyond the Fund’s control, will not be considered a violation of such investment objective, policy or restriction.  The Adviser, subject to the oversight of the Board of Trustees of the Trust (the “Board”), will monitor the percentage of illiquid securities held by the Fund.

FUND INVESTMENTS AND RELATED RISKS

The following is a summary of certain investments and strategies and the risks most commonly associated with them.  A mutual fund’s risk profile is largely defined by the fund’s primary portfolio holdings and principal investment strategies which are described in the fund’s prospectus.  However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics.  Accordingly, unless indicated otherwise and subject to the Fund’s investment restrictions, one or more of the types of investments and/or strategies described below, and the risks related thereto, may be associated with the Fund at any time.

Banking Industry And Savings And Loan Obligations. Certificates of deposit are certificates issued against funds deposited in a commercial bank (including eligible foreign branches of U.S. banks, described below) for a definite period of time and earning a specified return and are normally negotiable.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity).  In addition to investing in certificates of deposit and bankers’ acceptances, the Fund may invest in time deposits in banks or savings and loan associations.  Time deposits are generally similar to certificates of deposit, but are uncertificated.  The Fund’s investments in certificates of deposit, time deposits, and bankers’ acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) US banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the “FDIC”), (iii) savings and loan associations which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in the Adviser’s opinion, of an investment quality comparable to other debt securities which may be purchased by the Fund.  The Fund’s investments in certificates of deposit of savings associations are limited to obligations of federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC. Although one or more other risks described in this SAI may apply, the largest risk associated with the banking industry and savings and loan obligations include credit risk and inflation risk.

Credit risk is the risk that one or more fixed income securities in the Fund's portfolio will decline in price or fail to pay interest when due because the issuer of the security experiences a decline in its financial status and is unable or unwilling to honor its obligations, including the payment of interest or the repayment of principal. Adverse conditions in the credit markets can adversely affect the broader global economy, including the credit quality of issuers of fixed income securities in which the Fund may invest. Changes by a nationally recognized statistical rating organization (“NRSRO”) in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the Fund's investments.

Inflation risk is the risk that the present value of assets or income from the Fund's investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Borrowings.  The Fund may borrow money to the extent permitted under the 1940 Act, and by applicable exemptions, no-action letters, interpretations, and other pronouncements issued from time to time by the Securities and Exchange Commission (“SEC”) and its staff or any other regulatory authority having jurisdiction from time to time. Under the 1940 Act, the Fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, the Fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds.  The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment fee or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.  The Fund may, in connection with permissible borrowings, transfer as collateral securities owned by the Fund.

Borrowings by the Fund may result in leveraging of the Fund’s shares.  Utilization of leverage, which is usually considered speculative, involves certain risks to the Fund’s shareholders that do not exist for unleveraged funds having similar investment objectives (“leverage risk”).  These include a higher volatility of the net asset value of the Fund’s shares, increased operating costs and the relatively greater effect of performance on the net asset value of the shares.  So long as the Fund is able to realize a net return on its investment portfolio that is higher than the interest expense paid on borrowings, the effect of leverage will be to cause the Fund’s shareholders to realize a higher current net investment income and/or higher net asset value than if the Fund were not leveraged.  On the other hand, if the interest expense on borrowings approaches the net return on the Fund’s investment portfolio, the benefit of leverage to the Fund’s shareholders will be reduced.  If the interest expense on borrowings were to exceed the net return to shareholders, the Fund’s use of leverage would result in a lower rate of return.  Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share.

The SEC takes the position that transactions that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund for purposes of the 1940 Act. These transactions can include entering into reverse repurchase agreements; engaging in mortgage-dollar-roll transactions; selling securities short (other than short sales “against-the-box”); buying and selling certain derivatives (such as futures contracts); selling (or writing) put and call options; engaging in sale-buybacks; entering into firm-commitment and standby-commitment agreements; engaging in when-issued, delayed-delivery, or forward-commitment transactions; and other similar trading practices. A borrowing transaction will not be considered to constitute the issuance, by the Fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund maintains an offsetting financial position; segregates liquid assets (with such liquidity determined by the adviser in accordance with procedures established by the Board) equal (as determined on a daily mark-to-market basis) in value to the Fund’s potential economic exposure under the borrowing transaction; or otherwise “covers” the transaction in accordance with applicable SEC guidance (collectively, “covers” the transaction). The Fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction. In addition, segregated assets may not be available to satisfy redemptions or for other purposes.

Collateralized Debt Obligations. Collateralized debt obligations (“CDOs”), include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs are types of asset-backed securities. (See also “Mortgage-Related and Other Asset-Backed Securities.”) A CBO is ordinarily issued by a trust or other special purpose entity (“SPE”) and it typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and non-US senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuers. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, overcollateralization or bond insurance, such enhancement may not always be present, and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivative contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI and in the Prospectus. CDOs may charge management fees and administrative expenses, which are in addition to those of the Fund.

For both CBOs and CLOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by one or more NRSROs; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by banks, corporations and other borrowers to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months.  The Fund may invest in commercial paper that is rated Prime-1 by Moody’s or A-1 by S&P or, if not rated by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”), is issued by a company having an outstanding debt issue rated Aaa or Aa by Moody’s or AAA or AA by S&P.   Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include credit risk and liquidity risk. Liquidity risk is the risk associated from a lack of marketability of securities which may make it difficult to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Contracts for Difference.  A contract for difference ("CFD") is a private agreement between two parties to settle at the close of the contract the difference between the opening price and closing price of a security identified in the contract, multiplied by the number of shares specified in the contract.  When entering into a CFD, the Fund attempts to predict either that the price of the security will fall (taking a short position) or that the price of the security will rise (taking a long position).  A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are typically both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer’s initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Fund buys a long CFD and the underlying security is worth less at the end of the contract, the Fund would be required to make a payment to the seller and would suffer a loss. Also, there may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Fund’s shares, may be reduced. CFDs are not registered with the SEC or any US regulator, and are not subject to US regulation.

Common Stock. Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed and their shares traded, on domestic stock exchanges, such as the New York Stock Exchange (the “NYSE”) or the NASDAQ Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange. Common stock may be privately placed or publicly offered. The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and market conditions generally. In the event that a corporation declares bankruptcy or is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. Although one or more of the other risks described in this SAI may also apply, the risks typically associated with common stock include issuer risk and market risk.

Issuer risk is the risk that an issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting (or the market’s perception of) individual companies (e.g., an unfavorable earnings report), industries or sectors, or the market as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in US or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, common stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Convertible Securities.  A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

The characteristics of convertible securities make them potentially attractive investments for an investment company seeking a high total return from capital appreciation and investment income. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.

Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in US dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued, which may increase the effects of currency risk.

Apart from currency considerations, the value of convertible securities is influenced by both the yield on nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. At the same time, however, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If the conversion value of a convertible security is substantially below its investment value, the price of the convertible security is governed principally by its investment value. To the extent the conversion value of a convertible security increases to a point that approximates or exceed its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in a charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security is called for redemption, the holder will be required to redeem the security, convert it into the underlying common stock or sell it to a third party.  Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

The Fund may also invest in synthetic convertible securities. Synthetic convertible securities may include either cash-settled convertibles or manufactured convertibles. Cash-settled convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a cash-settled convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured convertibles are created by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income (“fixed income component”) or a right to acquire equity securities (“convertibility component”). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index. A manufactured convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a manufacture convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a manufactured convertible is the sum of the values of its fixed income component and its convertibility component.

The value of a manufactured convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event the Fund employed a manufactured convertible which combined a short-term US

Treasury instrument and a call option on a stock, the manufactured convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed income securities outperform Treasury instruments.

Debt Securities.  The Fund may invest in debt securities.  Investment in debt securities involves both interest rate and credit risk, among other things.  Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates.  As interest rates decline, the value of debt securities generally increases.  Conversely, rising interest rates tend to cause the value of debt securities to decrease.  Bonds with longer maturities generally are more volatile than bonds with shorter maturities.  The market value of debt securities also varies according to the relative financial condition of the issuer.  In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.  The yields on certain obligations in which the Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue.  A rating issued by a rating agency (including Moody’s and S&P) is only the opinion of the entity issuing the rating at that time and is not a guarantee as to quality, or an assurance of the future performance of, the rated security.  Consequently, obligations with the same rating, maturity and interest rate may have different market prices.  In addition, the manner in which the rating agency obtains and processes information about a particular security may affect the rating agency’s ability to timely react to changes in an issuer’s circumstances that could influence a particular rating.  Ratings do not eliminate or mitigate the risks of investing in securities. See Appendix A for a description of the ratings provided by certain recognized rating organizations.

Investment-Grade Debt Securities.  Bonds rated Aaa by Moody’s and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong).  Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree).  Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.  Bonds rated Baa/BBB (considered by Moody’s to be “medium grade” obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics).  The Fund may invest in debt securities that are given an investment-grade rating by Moody’s or S&P, and may also invest in unrated debt securities that are considered by the Adviser or Subadviser to be of comparable quality.

High Yield Debt Securities.  The Fund may invest in high yield debt securities.  Securities rated Ba or lower by Moody’s or BB or lower by S&P, and comparable unrated securities (commonly referred to as “high yield” or “junk” bonds), including many emerging markets bonds, which are considered to be predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  The lower the ratings of corporate debt securities, the more their risks render them like equity securities.  Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater volatility of price and risk of principal and income

(and may be less liquid) than securities in the higher rating categories.  (See Appendix A for a more complete description of the ratings assigned by Moody’s and S&P and their respective characteristics.)

Lower-rated and unrated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers.  Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest.  Also, an increase in interest rates would likely have an adverse impact on the value of such obligations.  During an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations.  Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Fund’s net asset value.  In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

Changes in interest rates may have a less direct or dominant impact on high yield bonds than on higher quality issues of similar maturities.  However, the price of high yield bonds can change significantly or suddenly due to a host of factors including changes in interest rates, fundamental credit quality, market psychology, government regulations, US economic growth and, at times, stock market activity.  High yield bonds may contain redemption or call provisions that allow an issuer to redeem the securities from their holders. Although these securities are typically not callable for a period of time, usually three to five years from the date of issue, if an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security.

The trading market for high yield securities may be thin to the extent that there is no established secondary market or because of a decline in the value of such securities.  A thin trading market may limit the ability of the Fund to accurately value high yield securities in the Fund’s portfolio, adversely affect the price at which the Fund could sell such securities, and cause large fluctuations in the daily net asset value of the Fund’s shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low-rated debt securities, especially in a thinly traded market.  When secondary markets for high yield securities become relatively less liquid, it may be more difficult to value the securities, requiring additional research and elements of judgment.  These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security.  For these reasons, it is the policy of the Adviser and Subadviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality.  The achievement of the Fund’s investment objectives by investment in such securities may be more dependent on the Adviser’s or Subadviser’s credit analysis than is the case for higher quality bonds.  The Fund relies on the portfolio managers’ judgment, analysis and experience in evaluating the creditworthiness of an issuer of lower-rated securities. In such evaluations, the manager takes into consideration, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters. High yield debt securities acquired during an initial underwriting involve special credit risks because they are new issues. There can be no assurance the manager will be successful in evaluating the creditworthiness of an issuer or the value of high yield debt securities generally.

Should the rating of a portfolio security be downgraded, the Adviser or Subadviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

Prices for high yield securities may be further affected by legislative and regulatory developments.  For example, federal rules may require savings and loan institutions to gradually reduce their holdings of this type of security.  Also, Congress has from time to time considered legislation that would further restrict or eliminate the federal income tax deduction for interest payments on these securities and regulate corporate restructurings.  Such proposed legislation, if enacted, may significantly depress the prices of outstanding securities of this type.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with debt securities include credit risk, highly leveraged transactions risk, impairment of collateral risk, interest rate risk, issuer risk, liquidity risk, prepayment and extension risk and reinvestment risk.  (See “Banking Industry And Savings And Loan Obligations” for a discussion of credit risk, “Common Stock” for a discussion of issuer risk and “Commercial Paper” for a discussion of liquidity risk.)

Highly leveraged transactions risk refers to the fact that the loans or other securities in which the Fund may invest may consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The Fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the US Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the Adviser and/or the Subadviser to be a suitable investment for the Fund. In such highly leverage transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of collateral risk is the risk that the value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult or costly to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate and other loans may not be fully collateralized and may decline in value.

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Securities with floating interest rates are typically less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates

(and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Adviser and/or the Subadviser may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The Adviser and/or the Subadviser may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

Eurodollar and Yankee Dollar and Related Derivative Instruments. Eurodollar instruments are bonds that pay interest and principal in US dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are US dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by US issuers. Eurodollar futures contracts enable purchases to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund may use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with Eurodollar and Yankee Dollar instruments include credit risk, foreign securities risk, interest rate risk and issuer risk. For a discussion of credit risk and interest rate risk, see “Debt Securities.” For a discussion of foreign securities risk, see “Foreign Securities” below. Issuer risk is addressed under “Common Stock.”

Foreign Securities.  The securities of foreign issuers in which the Fund may invest include non-US dollar-denominated debt securities, Euro dollar securities, sponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and related depository instruments, American Depositary Shares (“ADSs”), European Depositary Shares (“EDSs”), Global Depositary Shares (“GDSs”), and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof.  Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in the Fund’s domestic investments (“foreign securities risk,” as further described below).

Although the Adviser and Subadviser intend to invest the Fund’s assets only in nations that are generally considered to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization, repatriation or confiscatory taxation, taxation on income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default on foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.  In addition, in many countries there is less publicly available information about issuers than is available for US companies.  Moreover, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to US companies.  In many foreign countries, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the US.  Foreign securities transactions may also be subject to higher brokerage costs than domestic securities transactions.  The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the US.  In addition, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

Foreign bond markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.  Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon.  The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.  Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.  It may be more difficult for the Fund’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities.  Communications between the US and foreign countries may be less reliable than within the US, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.  Moreover, individual foreign economies may differ favorably or unfavorably from the US economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.  The Adviser and Subadviser seek to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

ADRs, EDRs, GDRs, ADSs, EDSs, GDSs and related securities are depositary instruments, the issuance of which is typically administered by a US or foreign bank or trust company.  These instruments evidence ownership of underlying securities issued by a US or foreign corporation.  ADRs are publicly traded on exchanges or on OTC markets in the US.  Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities.  As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depositary instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

For the Fund, investment in foreign securities usually will involve currencies of foreign countries.  Moreover, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts.  Because of these factors, the value of the assets of the Fund as measured in US dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies.  Although the Fund’s custodian values the Fund’s assets daily in terms of US dollars, the Fund does not intend to convert its holdings of foreign currencies into US dollars on a daily basis.  The Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.  The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

Because the Fund may be invested in both US and foreign securities markets, changes in its share price may have a low correlation with movements in US markets.  The Fund’s share price will reflect the movements of the different stock and bond markets in which it is invested (both US and foreign), and of the currencies in which the investments are denominated.  Thus, the strength or weakness of the US dollar against foreign currencies may account for part of the Fund’s investment performance.  US and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly.  Currencies in which the Fund’s assets are denominated may be devalued against the US dollar, resulting in a loss to the Fund.

Emerging Markets.  The Fund could have significant investments in securities traded in emerging markets.  Investors should recognize that investing in such countries involves special considerations, in addition to those set forth above, that are not typically associated with investing in US securities and that may affect the Fund’s performance favorably or unfavorably.

In recent years, many emerging market countries around the world have undergone political changes that have reduced government’s role in economic and personal affairs and have stimulated investment and growth.  Historically, there is a strong direct correlation between economic growth and stock market returns.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries.  Such risks include (i) less social, political and economic stability; (ii) a small market for securities and/or a low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence, until recently, of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of the Fund’s investments.  Further, many emerging markets have experienced and continue to experience high rates of inflation.

Certain developing countries that do not have well-established trading markets are characterized by an absence of developed legal structures governing private and foreign investments and private property.  In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

Authoritarian governments in certain developing countries may require that a governmental or quasi-governmental authority act as custodian of the Fund’s assets invested in such country.  To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act, with respect to the custody of the Fund’s cash and securities, the Fund’s investment in such countries may be limited or may be required to be effected through intermediaries.  The risk of loss through governmental confiscation may be increased in such countries.

The Fund may invest in sovereign debt securities of emerging market countries.  Investment in sovereign debt can involve a high degree of risk.  The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt.  A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject.  Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt.  The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair the debtor’s ability or willingness to service its debts in a timely manner.  Consequently, governmental entities may default on their sovereign debt.  Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities.  There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Firm Commitment Agreements, Delayed Delivery and “When-Issued” Securities.  New issues of certain debt securities are often offered on a “when-issued” or delayed delivery basis, meaning the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase.  Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date.  The Fund may use such investment techniques in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund’s assets.  Although the Fund will generally buy securities on a when-issued or delayed delivery basis with the intention of holding the securities, the Fund may sell the securities before the settlement date if the manager believes it is advisable to do so.  When the Fund enters into these types of transactions, the Fund will maintain in a segregated account with its custodian cash or liquid securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the underlying securities.

When-issued, delayed delivery and firm commitment transactions are subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund.

The Fund also relies on the seller to complete the transaction.  The seller’s failure to do so may cause the Fund to miss a price or yield considered advantageous to the Fund. Although their price typically reflects accrued interest, securities purchased on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. Purchases of debt securities on a when-issued, delayed delivery or firm commitment basis are also subject to the risk that the market value or yield at delivery may be more or less than the market price or yield available when the transaction was entered into.

Floating and Variable Rate Securities.  Floating and variable rate securities, including floating-rate notes (FRNs), provide for periodic adjustments to the interest rate. The adjustments are generally based on an index-linked formula, or determined through a remarketing process. Floating and variable rate securities are issued by a wide variety of issuers and may be issued for a only limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be issued for a wide variety of purposes, including as a method of reconstructing cash flows.

A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, reasonably can be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, reasonably can be expected to have a market value that approximates its par value. Such notes frequently are not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Fund will only be those that are considered by the Adviser or the Subadviser, as applicable, to be of comparable quality to rated instruments eligible for purchase under the Fund’s investment policies.  There may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund.  The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate note in the event that the issuer of the note defaulted on its payment obligations and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Floating or variable rate notes may be secured by bank letters of credit or other assets.

Floating Rate Loans.  Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment.  Most such loans are secured, and most impose restrictive covenants which must be met by the borrower.  These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower.  Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.  Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s net asset value.  Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan.  In selecting the loans in which the Fund will invest, however, the managers will not rely on that credit analysis of the agent bank, but will perform their own investment analysis of the borrowers.  The managers’ analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates.  Investments in loans may be of any quality, including “distressed” loans, and will be subject to the Fund’s credit quality policy.

Loans may be structured in different forms, including assignments and participations.  In an assignment, the Fund purchases an assignment of a portion of a lender’s interest in a loan.  In this case, the Fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time.  There is no assurance that the Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which the Fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities.  The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The Fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the managers believe are attractive arise.

Certain of the loans acquired by the Fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility.  In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment.  To the extent that the Fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the managers may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the Fund’s portfolio.  Possession of such information may in some instances occur despite the managers’ efforts to avoid such possession, but in other instances the managers may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer).  As, and to the extent, required by applicable law, the managers’ ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information.  Such limitations on the managers’ ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value.  In some instances, these trading restrictions could continue in effect for a substantial period of time.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include credit risk and prepayment and extension risk. (See “Banking Industry And Savings And Loan Obligations” for a discussion of credit risk and “Debt Securities” for a discussion of prepayment and extension risk.)

Foreign Currency Exchange Transactions. The Fund may enter into forward foreign currency contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities (“transaction hedge”).  The Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the US dollar by entering into forward foreign currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the US dollar) approximating the value of some or all of its portfolio securities denominated in that currency (“position hedge”) or by participating in options or futures contracts with respect to the currency.  The Fund may also enter into a forward foreign currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments (“anticipatory hedge”).  In any of these circumstances the Fund may, alternatively, enter into a forward foreign currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the US dollar if the portfolio managers believe there is a reasonable degree of correlation between movements in the two currencies (“cross-hedge”).  A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers.  A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies.  Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

While the Fund may enter into forward foreign currency contracts to reduce currency exchange risks, unforeseen changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions.  Moreover, there may be an imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and forward foreign currency contracts entered into by the Fund.  Proxy hedges and cross-hedges, in particular, may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated.  An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

Currency transactions are subject to risks different from those of other portfolio transactions.  Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments.  These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transactions costs.  Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally.  Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation.  Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available.  Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Futures Contracts And Options On Futures Contracts.  The Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of US government securities, foreign government securities, equity or fixed-income securities.

A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time for a stated price. The specific security or other asset delivered or taken at the settlement date is not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act of 1936, as amended (“CEA”) by the Commodity Futures Trading Commission (“CFTC”), a US government agency. (See “Futures Contracts and Options on Futures Contracts—CFTC Regulation” below.)

The Fund’s primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security.  For example, if the Fund anticipates an increase in the price of stocks or bonds, as applicable, and it intends to purchase stocks or bonds, as applicable, at a later time, the Fund also could enter into a futures contract to purchase a stock or bond index as a temporary substitute for stock or bond purchases.  If an increase in the market occurs that influences the stock or bond index, as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance.  This technique is sometimes known as an anticipatory hedge.  To the extent the Fund enters into futures contracts for this purpose, the segregated assets maintained to cover the Fund’s obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Fund with respect to the futures contracts.  Conversely, if the Fund holds stocks or bonds and seeks to protect itself from a decrease in stock or bond prices, the Fund might sell stock or bond index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Fund could protect against a decline in stock or bond prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

The Fund may enter into futures contracts and options on futures contracts for non-hedging purposes to enhance potential gain.  The Fund may also enter into futures contracts to increase the Fund’s exposure to movements in securities markets without actually buying or selling the underlying debt or equity security.

A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time.  When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or liquid securities (“initial margin”).  The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract.  The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.  Under normal circumstances, a futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded.  Each day the Fund pays or receives cash, called “variation  margin,” equal to the daily change in value of the futures contract.  This process is known as “marking to market.”  Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.  In computing daily net asset value, the Fund will mark-to-market its open futures position.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month).  If an offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss.  The transaction costs must also be included in these calculations.

When purchasing a futures contract, the Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price less any margin on deposit of the futures contract.  Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund, or, if lower, may cover the difference with cash or short-term securities.

When selling a futures contract, the Fund will maintain with its custodian in a segregated account (and  mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant (“FCM”) as margin, are equal to the market value of the instruments underlying the contract.  Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

When selling a call option on a futures contract, the Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option.  Alternatively, the Fund may “cover” its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or covering the difference if the price is higher.

When selling a put option on a futures contract, the Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit.  Alternatively, the

Fund may “cover” the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or, if lower, the Fund may hold securities to cover the difference.

Foreign Currency Futures Contracts and Related Options. The Fund may engage in foreign currency futures contracts and related options transactions in the same manner to that in which forward contracts or currencies will be utilized.  A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option.  Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true.

For example, the Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the US dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated.  A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time.  The Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a “proxy” currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies.  A proxy currency’s exchange rate movements parallel that of the primary currency.  Proxy currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

The Fund will only enter into foreign currency futures contracts and options on futures which are standardized and traded on a US or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system.  The Fund will not enter into a foreign currency futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are “in-the-money,” would exceed 5% of the liquidation value of the Fund’s portfolio (or the Fund’s net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into.  A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price.  A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.  For additional information about margin deposits required with respect to futures contracts and options thereon, see “Futures Contracts and Options on Futures Contracts.”

Risks Associated with Futures and Related Options.  Futures contracts and related options have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s or the Subadviser’s view as to certain market movements is incorrect, the risk that the use of such instruments could result in losses greater than if they had not been used.

Because there is a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund’s current or potential investments.  The Fund may buy and sell futures contracts based on the underlying instruments with different characteristics from the securities in which it typically invests—for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities—which involves a risk that the futures position will not correlate precisely with the performance of the Fund’s investments.  In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.  The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers.  A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session.  Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit.  The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.  For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed.  In addition, there can be no assurance that an active secondary market will continue to exist.

Currency futures contracts and options thereon may be traded on foreign exchanges.  Such transactions may not be regulated as effectively as similar transactions in the US; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities.  The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the US of data on which to make trading decisions, (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the US or the United Kingdom, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the US, and (v) lesser trading volume.

CFTC Regulation. The Fund qualifies for an exclusion from the definition of commodity pool under the CEA and has filed a notice of exclusion under CFTC Rule 4.5. Accordingly, each of the Adviser and Subadviser is not subject to registration or regulation as a “commodity pool operator” under the CEA with respect to this Fund.  To remain eligible for the exclusion, the Fund is limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swap transactions. In the event that the Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, the Adviser and/or the Subadviser may be required to register as a “commodity pool operator” within the CFTC with respect to the Fund. The Adviser’s and Subadviser’s eligibility to claim the exclusion with respect to the Fund will be based upon, among other things, the level and scope of the Fund’s investments in commodity interests, the purposes of such investments and the manner in which the Fund holds out its use of commodity interests. The Fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the intention of each of the Adviser and Subadviser to operate the Fund in a manner that would permit the Adviser and Subadviser to continue to claim the exclusion under CFTC Rule 4.5, which may adversely affect the Fund’s total return. In the event the Adviser and/or the Subadviser becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to the Fund, the Fund’s expenses may increase, adversely affecting the Fund’s total return.

Illiquid Securities and Restricted Securities.  The Fund may purchase securities other than in the open market, including securities that are subject to legal or contractual restrictions on resale (“restricted securities”).  For example, restricted securities in the US may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the “1933 Act”).

Restricted securities are often illiquid, but they may also be liquid.  For example, restricted securities in the US that are eligible for resale under Rule 144A under the 1933 Act are often deemed to be liquid.  Since it is not possible to predict with assurance that the market for restricted securities will be liquid or continue to be liquid, the Adviser and/or the Subadviser will monitor such restricted securities subject to the oversight of the Board.  Among the factors the Adviser and/or the Subadviser may consider in reaching liquidity decisions related to restricted securities are (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, the average trading volume and the mechanics of the transfer); and (5) the likelihood that the security’s marketability will be maintained throughout the anticipated holding period.

Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.  Where a registration statement  is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses.  Also, the Fund may be deemed to be an “underwriter” for the purposes of the 1933 Act when selling US restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

The Fund may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid.  Such securities may be illiquid, for example, because there is a limited trading market for them.  An asset generally would be considered liquid if it could be sold or disposed of in the ordinary course of business within seven (7) days at approximately the value at which the asset is valued by the Fund.  This determination is made with respect to the Fund’s ability to sell individual securities, not the Fund’s entire portfolio position, i.e., the fact that the Fund may not be able to sell all of its holdings in a particular security within seven days does not necessarily mean the security must be treated as illiquid.

It is the Fund’s policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund’s net assets.  The Board has approved guidelines for the use by the Adviser and the Subadviser in determining whether a security is illiquid.

This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The Fund may be unable to sell a restricted or illiquid security.  In addition, it may be more difficult to determine a market value for restricted or illiquid securities.  Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

Mortgage-Related and Other Asset-Backed Securities.  The Fund may invest in mortgage-related and other asset-backed securities.  Mortgage-backed and other asset-backed securities carry prepayment risks.  Prices and yields of mortgage-backed and other asset-backed securities assume that the underlying mortgages or assets will be paid off according to a preset schedule.  Falling interest rates generally result in an increase in the rate of prepayments of mortgage loans and other assets while rising interest rates generally decrease the rate of prepayments.  Acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security.  If the underlying mortgages or assets are paid off early, such as when homeowners refinance as interest rates decline, the Fund may be forced to reinvest the proceeds in lower yielding, higher priced securities.  This may reduce the Fund’s total return.  The average life of mortgage-backed and asset-backed securities varies with the maturities of the underlying instruments.  A mortgage-backed or asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.  The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities.

The price of a mortgage- or asset backed security also depends on the credit quality and adequacy of the underlying assets or collateral.  Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.  Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans.  Therefore, mortgage backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults.  Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage

Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them.  In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

The value of the securities also may change because of changes in interest rates or changes in the market’s perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.  Additionally, since the deterioration of worldwide economic and liquidity conditions that became acute in 2008, asset-backed securities have been subject to greater liquidity risk.  Asset-backed securities are ultimately dependent upon payment of loans and receivables by individuals, businesses and other borrowers, and the Fund generally has no recourse against the entity that originated the loans.  Because asset-backed securities may not have the benefit of a security interest in the underlying assets, asset-backed securities present certain additional risks that are not present with mortgage-backed securities.

Options on Securities.  In an effort to enhance current return and/or to reduce fluctuations in net asset value, the Fund may write covered put and call options and buy put and call options on securities that are traded on US and foreign securities exchanges and over-the-counter.  The Fund may write and buy options on the same types of securities that the Fund may purchase directly.

A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option.  The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price.  A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option.  The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price.  The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying  security, the time remaining to expiration of the option, supply and demand, and interest rates.

If the writer of a US exchange-traded option wishes to terminate the obligation, the writer may effect a “closing  purchase  transaction.”  This is accomplished by buying an option of the same series as the option previously written.  The effect of the purchase is that the writer’s position will be canceled by the Options Clearing Corporation.  However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.  Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a “closing sale  transaction.”  This is accomplished by selling an option of the same series as the option previously purchased.  There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price.  If any call or put option is not exercised or sold, it will become worthless on its expiration date.  Closing purchase transactions are not available for OTC transactions.  In order to terminate an obligation in an OTC transaction, the Fund would need to negotiate directly with the counter-party.

The Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put.  A gain also will be realized  if a call or a put that the Fund has written lapses unexercised, because the Fund would retain the premium.  Any such gains (or losses) on a closing purchase transaction or upon lapse are considered short-term capital gains (or losses) for federal income tax purposes.  Net short-term capital gains, when distributed by the Fund, are taxable as ordinary income.  See “Federal Income Tax Matters.”

The Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put.  If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs.  Any such gain or loss will be long-term or short-term capital gain or loss for federal income tax purposes, depending upon the Fund’s holding period for the option.

Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction.  In contrast, the terms of OTC options are negotiated by the Fund and its counter-party (usually a securities dealer or a financial institution) with no clearing organization guarantee.  When the Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the  “counter-party”) to make delivery of the instrument underlying the option.  If the counter-party fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction.  Accordingly, the Adviser will assess the creditworthiness of each counter-party to determine the likelihood that the terms of the OTC option will be satisfied.

Writing Options on Individual Securities.  The Fund may write (sell) covered call and put options on securities held by the Fund in an attempt to realize a greater current return than would be realized on the securities alone.  The Fund may also write covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options).  In view of the investment objectives of the Fund, the Fund generally would write call and put options only in circumstances where the Adviser or Subadviser to the Fund does not anticipate significant appreciation (for call options) or significant depreciation (for put options) of the underlying security in the near future or has otherwise determined to dispose of the security.

A “covered” call and put option means generally that so long as the Fund is obligated as the writer of the option, the Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund.  Although the Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option and the Fund forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).  For put options, the Fund assumes the risk that it may be required to deliver the underlying security for an exercise price higher than a security’s then-current market value.

Purchasing Options On Individual Securities.  The Fund may purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security.  The Fund, as the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price.  In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay.  These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.  The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold.  The purchase of put options will not be used by the Fund for leverage purposes.

The Fund may also purchase a put option on an underlying security that it owns and at the same time write a call option on the same security with the same exercise price and expiration date.  Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it.  The Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund’s current return.  The Fund may write (sell) put options on individual securities only to effect a “closing sale transaction.”

The Fund may also purchase call options to hedge against an increase in the price of securities that the Fund may want to ultimately buy.  Such protection is provided during the life of the call option since the Fund, as the holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security.  In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

Risks Of Options Transactions.  The purchase and writing of options involves certain risks.  During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has  retained the risk of loss should the price of the underlying security decline.  The writer of a US option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price.  If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option.  Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security (or securities).  In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position.  Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange.  Closing transactions can be made for OTC options only by negotiating directly with the counter-party or by a transaction in the secondary market, if any such market exists.  Transfer of an OTC option is usually prohibited absent the consent of the original counter-party.  There is no assurance that the Fund will be able to close out an OTC option position at a favorable price prior to its expiration.  An OTC counter-party may fail to deliver or to pay, as the case may be.  In the event of insolvency of the counter-party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.  Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

When conducted outside the US, options transactions may not be regulated as rigorously as in the US, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments.  The value of such positions also could be adversely affected by:  (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the US of data on which to make trading decisions, (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the US, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the US, and (v) lower trading volume and liquidity.

The Fund’s options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions.  See “Portfolio Turnover.”

The Fund’s success in using options techniques depends, among other things, on the Adviser’s ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, timing of use and duration of options.

Other Investment Companies (Including ETFs). Investing in other investment companies may be a means by which the Fund seeks to achieve its investment objective. The Fund may invest in the securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by the Trust, the Fund or the investment company in which the Fund invests, from the SEC. These securities include shares of other open-end investment companies (i.e., mutual funds), closed-end funds, exchange-traded funds (“ETFs”) and business development companies.

The 1940 Act generally requires that a fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a fund or by companies controlled by a fund. Such other investment companies may include ETFs, which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that may be passively managed (e.g., they seek to track the performance of specific indexes or companies in related industries) or they may be actively managed. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies in excess of these limits.

ETFs are listed on an exchange and trade in the secondary market on a per-share basis, which allows investors to purchase and sell ETF shares at their market price throughout the day. Certain ETFs, such as passively managed ETFs, hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of these ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The Fund’s ability to redeem redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

Although the Fund may derive certain advantages from being able to invest in shares of other investment companies, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for the Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that the Fund purchases. Because these investment companies may invest in other securities, they are also subject to the risks associated with a variety of instruments as described in this SAI.

Under the 1940 Act and rules and regulations thereunder, the Fund may purchase shares of affiliated funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest. Consistent with Rule 12d1-1 of the 1940 Act, the Fund may enter into “cash sweep” arrangements and invest in shares of registered unaffiliated money market funds in excess of the limits.  This Rule prohibits the Fund from paying any sales charge or service fee in connection with the purchase, sale or redemption of the money market fund's shares.

In addition to other types of investment companies, the Fund may invest in investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index.  These index-based investments hold substantially all of their assets in securities representing their specific index or portion of such index.  Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index.  The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values).  Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs® : SPDRs, an acronym for “Standard & Poor’s Depositary Receipts,” are based on the S&P 500 Composite Stock Price Index (“S&P 500”).  They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs® : MidCap SPDRs are based on the S&P MidCap 400 Index.  They are issued by the MidCap SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs® :  Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor’s Composite Stock Price Index.  They are issued by the Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

Nasdaq-100 Shares:  Nasdaq-100 Shares are based on the Nasdaq 100 Index.  They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBssm:  WEBs, an acronym for “World Equity Benchmark Shares,” are based on 17 country-specific Morgan Stanley Capital International Indexes.  They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.

Real Estate Investment Trusts.  The Fund’s investments in real estate investment trusts ("REITs") presents certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects and the possibility of failing to qualify for REIT status under the Internal Revenue Code of 1986, as amended (the “Code”), which may result in federal income tax on the income and gains of the REIT. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are also subject to interest rate risks - when interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

Repurchase Agreements.  Repurchase agreements are contracts under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield.  Under guidelines approved by the Adviser and the Subadviser, the Fund is permitted to enter into repurchase agreements only if the repurchase agreements are fully collateralized with US Government securities or other securities that the Adviser and the Subadviser have approved for use as collateral for repurchase agreements.  The Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by the Adviser and the Subadviser under the above-referenced guidelines.  In the unlikely event of failure of the executing bank or broker-dealer, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with repurchase agreements include counterparty risk, credit risk, issuer risk and market risk. (See “Dollar Rolls” for a discussion of counterparty risk, “Banking Industry And Savings And Loan Obligations” for a discussion of credit risk, and “Common Stock” for a discussion of issuer risk and market risk.)

Securities Index Futures Contracts.  The Fund may enter into securities index futures contracts as an efficient means of regulating the Fund’s exposure to the equity markets.  The Fund may engage in transactions in futures contracts for speculation, or as a hedge against changes resulting from market conditions in the values of securities held in the Fund’s portfolio or which it intends to purchase as a temporary substitute for stock purchases.  An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made.  Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index.  Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position.  The value of a unit is the current value of the stock index.  For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the NYSE.  The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks.  In the case of the S&P 500 Index, contracts are to buy or sell 500 units.  Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150).  The index futures contract specifies that no delivery of the actual securities making up the index will take place.  Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.  For example, if the Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4).  If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

Risks of Securities Index Futures.  The Fund’s success in using the above techniques depends, among other things, on the Adviser’s ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of positions.  The skills necessary for successful use of index futures are different from those used in the selection of individual stocks.

The Fund’s ability to hedge effectively all or a portion of its securities through transactions in index futures (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund’s securities.  Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect.  Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount or direction as the hedging instrument.  This risk will increase as the composition of the Fund’s portfolio diverges from the composition of the hedging instrument.

Although the Fund intends to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular option or futures position.  Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers.  In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange.  In some cases, the Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

Although some index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month).  If an offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss.  The transaction costs must also be included in these calculations.

The Fund will only enter into index futures contracts or futures options that are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system.  See “Futures Contracts and Options on Futures Contracts—CFTC Regulation.”

When purchasing an index futures contract, the Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit.  Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

When selling an index futures contract, the Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract.  Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in cash or liquid assets in a segregated account with the Fund’s custodian).

Securities Lending.  The Fund may lend its investment securities to approved institutional borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations.  By lending its investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan.  Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to the

Fund.  The Fund may lend its investment securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower “marks to market” on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receives reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments), and distributions on the loaned securities and any increase in their market value.  There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially.  However, loans will be made only to borrowers selected by the Fund’s delegate after a commercially reasonable review of relevant facts and circumstances, including the creditworthiness of the borrower.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company’s board of directors/trustees.  In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on loan, the loan must be called and the securities voted.

Swap Agreements. Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of instruments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. The Fund may enter into a variety of swap agreements, including interest rate, index, commodity, commodity futures, equity, equity index, credit default, bond futures, total return, portfolio and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors.  The Fund also may enter into swaptions, which are options to enter into a swap agreement.

Swap agreements are usually entered into without an upfront payment because the value of each party’s position is the same. The market values of the underlying commitments will change over time, resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one party or the other. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amounts as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

               In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of a buying a cap and selling a floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements tend to shift the Fund’s investment exposure from one type of investment to another. For example, if the Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Fund’s exposure to long-term interest rates. Another example is if the Fund agreed to exchange payments in dollars for payments in foreign currency. In that case, the swap agreement would tend to decrease the Fund’s exposure to US interest rates and increase its exposure to foreign currency and interest rates.

Because swaps are two-party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. If a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. When a counterparty’s obligations are not fully secured by collateral, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that a counterparty will be able to meet its obligations pursuant to such contracts or that, in the event of default, the Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Fund (if any), the Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked-to-market value of the instrument.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing broker on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of the Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing organization the amount of margin required by the clearing organization for cleared derivatives, which amounts are generally held in an omnibus account at the clearing organization for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the amount of initial margin provided by the clearing member to the clearing organization that is attributable to each customer. However, if the clearing member does not provide accurate reporting, the Fund is subject to the risk that a clearing organization will use the Fund’s assets held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. In addition, clearing members generally provide to the clearing organization the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than the gross amount of each customer. The Fund therefore is subject to the risk that a clearing organization will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations of its agreement with the Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Credit Default Swap Agreements.  The Fund may enter into credit default swap agreements.  The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred.  If an event of default occurs, the seller must pay the buyer “par value” (full notional value) of the reference obligation in exchange for the reference obligation.  The Fund may be either the buyer or seller in the transaction.  If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing.  However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value.  As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event.  If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly.  In addition to general market risks, credit default swaps are subject to liquidity risk, counterparty risk and credit risks.  The Fund will enter into swap agreements only with counterparties who are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Adviser or Subadviser to be equivalent to such rating.  A buyer also will lose its investment and recover nothing should no event of default occur.  If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.  When the Fund acts as a seller of a credit default swap agreement it is exposed to many of the same risks of leverage described above since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation.

US Government Securities.  US Government securities are obligations of, or guaranteed by, the US Government, its agencies or instrumentalities.  Securities guaranteed by the US Government include:  (1) direct obligations of the US Treasury (such as Treasury bills, notes, and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the US Treasury (such as Ginnie Mae certificates, which are mortgage-backed securities).  When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the US Government.  US Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans.  For example, Ginnie Mae certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the US Government.  Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity.  Prepayment rates vary widely and may be affected by changes in market interest rates.  In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security.  Conversely, rising interest rates tend to decrease the rate of prepayments, thereby lengthening the actual average life of the security (and increasing the security’s price volatility).  Accordingly, it is not possible to predict accurately the average life of a particular pool.  Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates.  Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at “locking in” yields during periods of declining interest rates, and may involve significantly greater price and yield volatility than traditional debt securities.  Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

Securities issued by US Government instrumentalities and certain federal agencies are neither direct obligations of nor guaranteed by the US Treasury; however, they involve federal sponsorship in one way or another.  Some are backed by specific types of collateral, some are supported by the issuer’s right to borrow from the US Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality.  These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal  Intermediate Credit Banks, Federal Home Loan Banks, Fannie Mae, Freddie Mac, and Student Loan Marketing Association (“Sallie Mae”).

Warrants.  The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  However, prices of warrants do not necessarily move in a tandem with the prices of the underlying securities, and are, therefore, considered speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  Thus, if a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Zero Coupon Bonds.  The Fund may invest in zero coupon bonds which are debt obligations issued without any requirement for the periodic payment of interest.  Zero coupon bonds are issued at a significant discount from face value.  The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance.  If the Fund holds zero coupon bonds in its portfolio, it would recognize income currently for federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though such income would not have been received by the Fund.  See “Federal Income Tax Matters.”  Cash to pay dividends representing unpaid, accrued interest may be obtained from, for example, sales proceeds of portfolio securities and Fund shares and from loan proceeds.  The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in the Fund being forced to sell portfolio securities at a time when it might otherwise choose not to sell these securities and when the Fund might incur a gain or loss on such sales.  Because interest on zero coupon obligations is not distributed to the Fund on a current basis, but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund.  The Fund is classified as a non-diversified series of an open-end investment company.  Under these restrictions, the Fund may not:

(i)           issue senior securities, except as permitted under the 1940 Act;

(ii)           borrow money, except as permitted under the 1940 Act;

(iii)	engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(iv)	invest more than 25% of its total assets in any one industry provided that securities issued or guaranteed by the US Government, its agencies or instrumentalities are not subject to this limitation;

(v)
purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund’s ownership of securities;

(vi)	purchase commodities or contracts relating to commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI; and

(vii)
make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund’s investment objectives and policies may be deemed to be loans.

It is a non-fundamental policy of the Fund that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund’s net assets.  The Board has approved guidelines for the use by the Adviser and Subadviser in determining whether a security is illiquid.

PORTFOLIO TURNOVER

The Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held.  A change in securities held by the Fund is known as “portfolio  turnover” and may involve the payment by the Fund of broker commission, dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities.  The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year.  For purposes of determining the Fund’s portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded.  High rates of portfolio turnover will result in the realization of capital gains and losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be taxed at ordinary income tax rates for federal income tax purposes.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted policies regarding disclosure of the Fund’s portfolio holdings information.  These policies generally prohibit the Adviser, the Subadviser and the Fund from disclosing any information concerning the Fund’s portfolio holdings to any third party unless the information has been publicly disclosed.  The Fund will publicly disclose its portfolio holdings monthly on its website at http://www.hendersonglobalinvestors.com.

Prior to the time that the Fund’s portfolio holdings information is publicly disclosed, the Adviser, the Subadviser and/or the Fund may disclose (as authorized by the Adviser’s Legal Department) any and all portfolio holdings information to the following categories of persons, subject to the applicable conditions:

Service providers.  In order to carry out various functions on behalf of the Fund or the Adviser, it is necessary for certain third parties to receive non-public portfolio holdings information.  Such information may be disclosed only after a good faith determination has been made in the light of the facts then known that: (a) the Fund has a legitimate business purpose to provide the information, (b) the disclosure is in the Fund’s best interests and (c) the authorized third party has a fiduciary or contractual duty to maintain the confidentiality of the information and agrees in writing not to disclose, trade or make any investment recommendation based on the information received.  As of September 30, 2014, the Fund’s primary service providers were the Adviser, the Subadviser, State Street Bank and Trust Company, BNP Paribas Securities Services, Foreside Fund Services, LLC, Boston Financial Data Services, Inc., Ernst & Young LLP, KPMG, Vedder Price P.C. and K&L Gates LLP.

Other.  There are numerous mutual fund evaluation services, such as Morningstar and Lipper, and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc.  These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers.  In order to facilitate the review of the Fund by these services and departments, the Fund may distribute month-end portfolio holdings to such services and departments, provided that (a) the recipient does not distribute the portfolio holdings to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund, (b) the recipient agrees not to use the information for investment or trading purposes and (c) the recipient signs a written confidentiality agreement.  Entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed.  As of September 30, 2014, the following entities may be provided portfolio holdings information in connection with the above procedures: Lipper, Inc., Morningstar, Inc., Federal Street, Middleberg Communications, J.P. Morgan Securities Inc., Evaluation Associates, a Milliman Company and UBS Warburg.

The terms of the confidentiality agreement generally provide for, among other things, that:

(i)	the portfolio information is the confidential property of the Fund and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement;

(ii)
the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, (1) are authorized to have access to the portfolio information and (2) are subject to confidentiality obligations no less restrictive than the confidentiality obligations contained in the confidentiality agreement;

(iii)	the recipient agrees not to use the information for investment or trading purposes;

(iv)	the disclosure to any third party of the name or other identifying information with respect to any security included in the portfolio information is prohibited during the confidentiality period; and

(v)	upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information.

Portfolio managers, analysts and other senior officers of the Adviser, the Subadviser or the Fund are permitted to disclose or confirm the ownership of any individual portfolio holding to reporters, brokers, shareholders, consultants or other interested persons provided that such information already has been publicly disclosed.

The Board or the Adviser may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the Fund’s policies.  All waivers and exceptions will be disclosed to the Board no later than its next regularly scheduled quarterly meeting.  All material amendments to the policies will be submitted to the Board for approval or ratification.

MANAGEMENT OF THE FUND

Trustees and Officers.  The Board is responsible for the overall management of the Trust, including general oversight and review of the Fund’s investment activities.  The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.

A listing of the Trustees and Officers of the Trust and their business experience during the past five years follows.

Name, address and month/year of birth1	Position(s) with the Trust2	Term of Office and Time Served3	Principal Occupations During Past Five Years	Other Directorships Held
Independent Trustees:
C. Gary Gerst February 1939	Chairman and Trustee	Since 2001	General Partner, Cornelius & Lothian LP (private partnership investing in non-public investments) from 1993 to present.	Formerly, Trustee, Harris Insight Funds Trust; formerly, Member of the Governing Council of the Independent Directors Council (IDC); formerly, Board Member of the Investment Company Institute.
James W. Atkinson August 1950	Trustee	Since 2011	Commercial Pilot, Atkinson Aviation LLC, since 2009.	Formerly, Trustee, LaRabida Children’s Hospital; formerly, Trustee, Surgeons Diversified Investment Fund.
Roland C. Baker August 1938	Trustee	Since 2001	Consultant to financial services industry.
Director, Sammons Financial Enterprises, Inc. and its life insurance subsidiaries, North American Company for Life and Health Insurance (a provider of life insurance, health insurance and annuities), and Midland National Life Insurance Company (an affiliate of North American Company for Life and Health Insurance).

Faris F. Chesley August 1938	Trustee	Since 2002	Chairman, Chesley, Taft & Associates, LLC, since 2001; Vice Chairman, ABN-AMRO, Inc. (a financial services company), 1998-2001.	Chairman of the Investment Committee of the Presbyterian Homes; Director, Rasmussen Inc. Formerly, Trustee, Harris Insight Funds Trust; formerly, Trustee, Selected Funds.
Richard W. Durkes February 1950	Trustee	Since 2011	Managing Partner, BayBoston (private equity fund).	Trustee, Sankaty Head Foundation; Partner, Serve Up LLC (private company that holds the rights to certain intellectual property); Trustee, NT Alpha Strategies Fund and NT Long/Short Equity Fund.
Barbara L. Lamb September 1954	Trustee	Since 2014	Managing Director, Cheiron Trading LLC (proprietary trading company).	None.
J. Marshall Peck April 1952	Trustee	Since 2014	President, Interpark Holdings, LLC (parking garage owner, developer and operator), since 2011; formerly, Chief Executive Officer, Interpark Holdings, LLC.	Board Member and Finance Committee Chairman, Presbyterian Homes.

Name, address and month/year of birth1	Position(s) with the Trust2	Term of Office and Time Served3	Principal Occupations During Past Five Years	Other Directorships Held

Interested Trustees and Officers of the Trust:
James G. O’Brien4 May 1960	Trustee and President	Since 2011 Since 2010	Managing Director, HGINA.	None.
Charles Thompson II4 April 1970	Trustee and Vice President	Since 2011 Since 2010	Director of Distribution (North America), since 2014, Director of US Retail, 2010-2014, Director of National Sales, 2007-2010.	None.
Kenneth A. Kalina August 1959	Chief Compliance Officer	Since 2005	Chief Compliance Officer, HGINA.	N/A
Alanna P. Nensel July 1975	Vice President	Since 2002	Director, Retail Marketing and Product Management, HGINA.	N/A
Scott E. Volk May 1971	Vice President	Since 2001	Director, Retail Finance and Operations, HGINA.	N/A
David Latin September 1981	Vice President	Since 2012	Director, Product Development and Analyst Relations, HGINA.	N/A
Christopher K. Yarbrough October 1974	Secretary	Since 2004	Legal Counsel, HGINA.	N/A
Troy Statczar August 1971	Treasurer	Since 2008	Head of US Fund Administration and Accounting, HGINA.	N/A
Adam T. Reich August 1983	Assistant Treasurer	Since 2012	Manager of US Fund Administration and Accounting, HGINA, since August 2012; Manager, PricewaterhouseCoopers LLP 2006-2012.	N/A
___________
1.	Each person’s address is 737 North Michigan Avenue, Suite 1700, Chicago, IL 60611.
2.	Currently, all Trustees oversee all eleven series of the Trust.
3.
A Trustee may serve until his/her death, resignation or removal or until the end of the calendar year in which the Trustee reached 75 years of age.  The Trustees have determined to extend the retirement age of Messrs. Gerst, Baker and Chesley to the end of the calendar year in which these Trustees reach 76 years of age. The officers of the Trust are elected annually by the Board.

4.	This Trustee is an interested person of the Trust because of his employment relationship with Henderson Global Investors (North America) Inc., the investment adviser to the Fund.

Leadership Structure and the Board of Trustees.  The Board has general oversight responsibility with respect to the business and affairs of the Fund.  The Board has engaged the Adviser to manage the Fund and is responsible for overseeing the Adviser and the other service providers to the Fund.  The Board currently is composed of nine Trustees, seven of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act.  In addition to five regularly scheduled in-person meetings per year, the Board may hold special in-person and/or telephone meetings and informal conference calls to discuss specific matters that may require action prior to the next regularly scheduled meeting.  As discussed below, the Board has established three committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Chairperson, who serves as a spokesperson for the Board, is primarily responsible for facilitating communication among the Trustees and between the Board and the officers and service providers of the Trust and presides at meetings of the Board.  In conjunction with the officers and legal counsel, the Independent Chairperson develops agendas for Board meetings that are designed to be relevant, prioritized, and responsive to Board concerns.  The Board has determined that this leadership structure is appropriate given the size and nature of the Henderson Funds and the size of the Board.  The composition of the Board is reviewed annually by the Governance Committee to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.  Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds.  The Board and its committees are reviewed annually to consider, among other things, structure, functions, performance and effectiveness, and to recommend any modifications thereto or alternative structures or processes that would enhance the Board’s governance.  The Independent Trustees regularly meet outside the presence of management and are advised by independent legal counsel.  As required by rules the SEC has adopted under the 1940 Act, the Fund’s Independent Trustees select and nominate all candidates for Independent Trustee positions.

The trustees were selected to serve and continue on the Board based upon their skills, experience, judgment, analytical ability, diligence, ability to work effectively with other Board members, a commitment to the interests of the Henderson Funds and, for each Independent Trustee, a willingness to take an independent and questioning view of management.  Each Trustee also has considerable familiarity with the Trust, its adviser and distributor, and their operations, as well as the special responsibilities of investment company directors as a result of his or her service as a trustee of the Trust.  The following is a brief discussion of the specific education, experience, qualifications or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a trustee for the Trust.  References to the qualifications, attributes and skills of trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any trustee as having any special expertise and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Independent Trustees

C. Gary Gerst.  Mr. Gerst has served as a trustee of the Trust since 2001 and as Chairman of the Board since 2005.  Mr. Gerst currently is a General Partner of Cornelius &  Lothian LP, a private investment partnership, and formerly was a Member of the Governing Council of the Independent Directors Council (IDC), and a Board Member of the Investment Company Institute (ICI).  Mr. Gerst has served as Co-Chairman and Chief Executive Officer of LaSalle Partners, predecessor of Jones Lang LaSalle.  Mr. Gerst has an MBA in finance and has been designated as an audit committee financial expert of the Trust’s Audit Committee.

James W. Atkinson.  Mr. Atkinson has served as a trustee of the Trust since 2011.  Mr. Atkinson currently is a commercial pilot at Atkinson Aviation LLC.  Mr. Atkinson has held numerous senior management positions in the financial services industry, including serving as Executive Vice President of Ariel Capital Management, a registered investment adviser, during which tenure he was the Chief Financial and Accounting Officer for Ariel Capital Management, the Ariel mutual funds and Ariel Distributors and the Chief Compliance Officer for Ariel Capital Management and Ariel Distributors.  He also served as Senior Vice President, Finance & Administration of Stein Roe & Farnham, a registered investment adviser, during which tenure he was the Chief Financial and Accounting Officer.  Mr. Atkinson was also a Senior Manager at Arthur Andersen & Co., an independent public accounting firm, where he specialized in auditing and consulting for financial services organizations.  Mr. Atkinson has served as an independent trustee for the Surgeons Diversified Investment Fund and as a trustee for the LaRabida Children’s Hospital.  Mr. Atkinson has a BA in accounting. Mr. Atkinson has been designated as an audit committee financial expert of the Trust’s Audit Committee.

Roland C. Baker.  Mr. Baker has served as a trustee of the Trust since 2001.  Mr. Baker currently serves as a consultant to the financial services industry and serves as a Director of Sammons Financial Enterprises, Inc. and its life insurance subsidiaries, North American Company for Life and Health Insurance and Midland National Insurance Company.  Mr. Baker has held numerous senior management positions in the financial services industry, serving as President of First Penn-Pacific Life Insurance Company, a member of the Lincoln Financial Group, Founder, Chairman and Chief Executive Officer of Baker, Rakich, Shipley &  Politzer, Inc, consultants to the financial services industry, Chief Executive Officer of the Signature Group, a company specializing in direct response marketing of personal insurance, Chairman and Chief Executive Officer of Old American Insurance Company, a life and health insurer, Senior Vice President of Colonial Penn Group, during which time he was responsible for the financial, actuarial and strategic planning divisions, and Senior Vice President of Beneficial Standard Life Insurance Company.  Mr. Baker has held leadership positions in various not-for-profit organizations including the American Institute of Certified Public Accountants, the Society of Financial Service Professionals, the National Association of Independent Insurers, the American Institute for Property and Liability Underwriters, and the American Council of Life Insurance.  Mr. Baker has previously served on various for profit and not-for-profit boards, including serving as a member of the California State Teacher’s Retirement Board.  Mr. Baker has an MBA, is a Certified Public Accountant (inactive), a Chartered Life Underwriter and a Fellow of the Life Insurance Management Institute and has been designated as an audit committee financial expert of the Trust’s Audit Committee.

Faris F. Chesley.  Mr. Chesley has served as a trustee of the Trust since 2002.  Mr. Chesley is Founder and Chairman of Chesley, Taft & Associates, LLC, a registered investment adviser.  Mr. Chesley has held numerous senior management positions in the financial services industry, serving as Vice Chairman of ABN AMRO Incorporated, during which tenure he was Chairman of the firm’s Investment Policy Committee and a member of its Risk Committee, Management Committee and Investment Advisory Committee. Mr. Chesley also served as Executive Vice President and Director of Prescott, Ball & Turben, Inc, a brokerage firm.  Mr. Chesley has served on the Midwest Stock Exchange’s Specialist Evaluation Committee and as Chairman of the Securities Industry Association’s Central States District.  He currently serves as Chairman of the Investment Committee of the Presbyterian Homes and as a director of Rasmussen Inc.  Mr. Chesley has been designated as an audit committee financial expert of the Trust’s Audit Committee.

Richard W. Durkes.  Mr. Durkes has served as a trustee of the Trust since 2011.  Mr. Durkes has held numerous senior management positions in the financial services industry.  He currently serves as Managing Partner of BayBoston, a private equity fund. Previously, he was a Managing Director of Sandler O’Neill & Partners, L.P., a full service investment banking firm focused on the financial services sector.  He has served as Advisory Director for Berkshire Capital Corporation, an advisory firm specializing in asset management companies; Global Managing Director, member of the Global Equity Directorate (London) and Head of Equities and the Investment Banking Group at ABN AMRO Inc., a global commercial and investment bank; Executive Vice President and Director of the Chicago Corporation, a corporate finance services firm that was acquired by ABN AMRO Inc.; President and Chief Executive Officer, First City Bancshares, Inc., a community bank holding company; and Trust Officer of The Northern Trust

Company, a global financial services firm.  Mr. Durkes holds the Series 7, 24 and 63 securities licenses and currently serves as trustee and Treasurer for the Sankaty Head Foundation and on the Jefferson Scholar selection committee for Graduate Fellowships at the University of Virginia.  He is also a Trustee for the NT Alpha Strategies Fund and NT Long/Short Equity Fund. Mr. Durkes has been designated as an audit committee financial expert of the Trust’s Audit Committee.

Barbara L. Lamb.  Ms. Lamb has served as a trustee of the Trust since 2014.  Ms. Lamb currently is a Managing Director of Cheiron Trading LLC, a global proprietary derivatives trading company. Formerly, she was a Senior Vice President and Chief Credit Officer at ABN AMRO Inc., a global commercial and investment bank; a Corporate Board Member, Risk Committee Chair and Loan Committee Member at First Chicago Bancorp; and a Corporate Board Member and Audit Committee Chair at MAF Bancorp, Inc.  Ms. Lamb is a Chartered Financial Analyst and has an MBA in finance and accounting.

J. Marshall Peck.  Mr. Peck has served as a trustee of the Trust since 2014.  Mr. Peck currently is the President of InterPark Holdings, LLC, an owner, developer and operator of parking garages, and formerly was the Managing Director of Security Capital Investment Group; and a Partner and Member of the Management Committee of La Salle Partners Limited, predecessor of Jones Lang LaSalle.  Mr. Peck currently serves a Board Member and Finance Committee Chairman of Presbyterian Homes and formerly was a Trustee of Fourth Presbyterian Church.

Interested Trustees

James G. O’Brien.  Mr. O’Brien has served as a trustee of the Trust since 2011 and President of the Trust since 2010.  Mr. O’Brien has served as the Managing Director North America for Henderson Global Investors since 2008.  Prior to this he was the Director of Corporate Services for Henderson for over seven years.  He has served as the Co-Founder and Chief Operating Officer for aKosys, a technology and advisory company; a Senior Managing Director of Finance and Administration at Kennedy Wilson, an international real estate investment and services firm; Executive Vice President and Senior Vice President for Heitman Properties, a real estate investment management firm; and Senior Vice President, Vice President and Commercial Lease Administrator for JMB Properties Company, a real estate property management company.  Mr. O’Brien has his J.D. from Chicago-Kent College of Law.

Charles Thompson II.  Mr. Thompson has served as trustee of the Trust since 2011 and Vice President of the Trust since 2010.  Mr. Thompson is the Director of Distribution (North America) for Henderson Global Investors.  Prior to this he was the Director of Retail Sales (North America), Director of National Sales and Central Division Director, all for Henderson.  He held several positions with Van Kampen Investments, predecessor of global investment firm Invesco, starting with Internal Wholesaler and ending as the Regional Vice President during his eight years with the company.  Mr. Thompson holds his Series 6, 7, 63, 65/66 and 24 securities licenses.

Risk Oversight.  Through its direct oversight role, and indirectly through its committees and the officers and service providers, the Board performs a risk oversight function for the Fund consisting, among other things, of the following activities: (1) at regular Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Fund, including but not limited to investment, compliance and valuation risks; (2) reviewing and approving, as applicable, compliance policies and procedures of the Fund;

(3) meeting with portfolio management teams to review investment strategies, techniques and processes; (4) reviewing reports generated by and/or meeting with representatives of key service providers to review and discuss the risks associated with their activities for the Fund and any measures taken to mitigate those risks; and (5) engaging the services of the Fund’s CCO to report regularly and test the compliance procedures of the Fund and the service providers.

Standing Committees of the Board.  The Board may oversee other funds that are not part of this SAI.  Information below represents meetings held on behalf of all the Henderson Funds.  The Board has an Audit Committee, a Governance Committee and a Valuation Committee, the responsibilities of which are described below.  The Audit Committee, Governance Committee and Valuation Committee are comprised solely of Independent Trustees.

The Audit Committee makes recommendations regarding the selection of independent registered public accounting firm for the Trust, confers with the independent registered public accounting firm regarding the Trust’s financial statements, the results of audits and related matters and performs such other tasks as the full Board deems necessary or appropriate.  The Audit Committee receives annual representations from the Trust’s independent registered public accounting firm as to its independence, and has a written charter that delineates the Committee’s duties and powers.  Currently, the members of the Audit Committee are Messrs. Atkinson (Chair), Baker, Chesley, Durkes, Gerst and Peck and Ms. Lamb.  The Audit Committee held two meetings during the fiscal year ended July 31, 2014.

The Governance Committee oversees the effective functioning of the Board and its committees.  It also seeks and reviews candidates for consideration as nominees for membership on the Board.  Shareholders wishing to submit the name of a candidate for consideration by the committee should submit their recommendation(s) to the Secretary of the Trust.  Currently, the members of the Governance Committee are Messrs. Baker, Chesley, Gerst (Chair), Atkinson, Peck and Durkes and Ms. Lamb.  The Governance Committee held two meetings during the fiscal year ended July 31, 2014.

During the fiscal year ended July 31, 2013, the Valuation Committee determined a fair value of securities for which market quotations were not readily available.  Currently, the members of the Valuation Committee are Messrs. Baker, Chesley and Durkes (Chair).  The Valuation Committee held nine meetings during the fiscal year ended July 31, 2014.

Management Ownership of the Fund.  The following tables set forth, for each Trustee, the aggregate dollar range of equity securities beneficially owned of the Fund and of all Henderson Funds overseen by each Trustee in the Trust as of December 31, 2013.

	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Roland C. Baker	None	$50,001-$100,000
C. Gary Gerst	None	Over $100,000
Faris F. Chesley	None	Over $100,000
James W. Atkinson	None	$50,001 - $100,000

Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Richard W. Durkes	None	$50,001 - $100,000
Barbara L. Lamb1	None	None
J. Marshall Peck1	None	None
Interested Trustees
James G. O’Brien	None	Over $100,000
Charles Thompson II	None	Over $100,000
___________
1.	Ms. Lamb and Mr. Peck were each elected as a Trustee of the Trust effective June 20, 2014.

No trustee who is an Independent Trustee owns beneficially or of record any security of the Adviser, HIML or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or HIML.  As of
September 30, 2014, the Trustees and officers of the Trust, as a group, owned less than 1% of each class of outstanding shares of the Fund.

The Chief Compliance Officer and a member of his staff currently receive a portion of their compensation from the Trust.  This includes salary, as well as both short and long-term incentive compensation.  No other officer, director or employee of the Adviser, HIML, the Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Trust.

Compensation of Trustees.  The Trustees who are not interested persons of the Trust receive from the Trust, an annual retainer of $40,000 for service on the Board and a $1,500 annual retainer for services on the Valuation Committee.  Each Independent Trustee also receives a fee of $5,000 for attendance in person or by telephone at any in person meeting of the Board and $750 for attendance in person or by telephone at any committee meeting (other than the Valuation Committee meetings).  Each Independent Trustee also receives a fee of $1,000 for attendance at any telephone meeting of the Board.  Trustees are reimbursed for any out-of-pocket expenses relating to attendance at such meetings.  The Chairperson receives a supplemental annual retainer of $10,000, in addition to any other fees received and the Audit Committee Chairperson receives a supplemental annual retainer of $1,500 in addition to any other fees received.

The following table summarizes the compensation paid by the Trust to its Trustees during the fiscal year ended July 31, 2014.

Trustee Name	Aggregate Compensation from Trust
Independent Trustees
James W. Atkinson	$68,250
Roland C. Baker	$71,250
Faris F. Chesley	$69,750
Richard W. Durkes	$69,750
C. Gary Gerst	$78,250
Barbara L. Lamb1	$0
J. Marshall Peck1	$0

Trustee Name	Aggregate Compensation from Trust
Interested Trustees
James G. O’Brien2	$0
Charles Thompson II2	$0
___________
1.	Ms. Lamb and Mr. Peck were each elected as a Trustee of the Trust effective June 20, 2014.
2.	Messrs. O’Brien and Thompson are each an Interested Trustee and therefore do not receive any compensation from the Trust.

Code of Ethics.  The Adviser, HIML and the Trust have each adopted a Code of Ethics, which is designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients, in compliance with Rule 17j-1 under the 1940 Act.  The Codes of Ethics permit employees of the Adviser, HIML and the Trust to engage in personal securities transactions, including with respect to securities held by one or more Henderson Funds, subject to certain requirements and restrictions.  Among other things, the Codes of Ethics prohibit certain types of transactions absent prior approval, impose time periods during which personal transactions in certain securities may not be made, and require the submission of duplicate broker confirmations and quarterly and annual reporting of securities transactions and annual reporting of holdings.  Exceptions to certain provisions of the Codes of Ethics may be granted in particular circumstances after review by appropriate officers or compliance personnel.

Proxy Voting Policies.  The Fund has delegated proxy voting responsibilities to HIML, subject to the Board’s general oversight.  The Fund has delegated proxy voting to HIML with the direction that proxies should be voted consistent with the Henderson Funds’ best economic interests.  HIML has adopted its own Proxy Voting Policies and Procedures (“Procedures”) for this purpose.  A copy of the Procedures is attached hereto as Appendix B.  HIML has retained RiskMetrics Group, an independent proxy voting service, to assist in the voting of the Henderson Funds’ proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.

The Fund will file with the SEC its proxy voting records for the 12-month period ending June 30, 2014 on Form N-PX, which must be filed each year by August 31.  Form N-PX is available on the SEC’s website at http://www.sec.gov.  The Fund’s proxy voting records and proxy voting policies and procedures will also be available without charge, upon request, by calling 866.443.6337 or by visiting the Fund’s website at http://www.hendersonglobalinvestors.comhttp://www.hendersonglobalfunds.com.

CONTROL PERSONS AND PRINCIPAL HOLDERS

To the knowledge of the Trust, as of September 30, 2014, the Adviser as initial shareholder owned beneficially or of record 100% of the Fund’s outstanding shares.  As a result, as of such date the Adviser owned a controlling interest in the Fund, and shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser and Subadviser.  HGINA, 737 North Michigan Avenue, Suite 1700, Chicago, IL 60611 is the Fund’s investment adviser. HIML, 201 Bishopsgate, London UK EC2M 3AE is the Fund’s Subadviser.  The Adviser and Subadviser are indirect, wholly-owned subsidiaries of Henderson Group plc.

As a global money manager, Henderson Group plc and its affiliates provide a full spectrum of investment products and services to institutions and individuals around the world.  Headquartered in London at 201 Bishopsgate, London, UK EC2M 3AE, Henderson Global Investors has been managing assets for clients since 1934.

The Adviser provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). HIML provides investment advisory services to the Fund pursuant to the Sub-Advisory Agreement.

Pursuant to the Advisory Agreement, the Adviser acts as the Fund’s adviser, oversees the management of its investments, and administration of its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its principals or employees to serve without compensation as trustees or officers of the Trust if elected to such positions.  In addition to the advisory fee, the Fund pays the expenses of its operations, including a portion of the Trust’s general administrative expenses, allocated on the basis of the Fund’s relative net assets.  Expenses that will be borne directly by the Fund include, but are not limited to, the following:  fees and expenses of independent registered public accounting firm, counsel, custodian and transfer agent, costs of reports and notices to shareholders, stationery, printing, postage, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Fund and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.

The Fund pays the Adviser a monthly fee for providing investment advisory services at an annual rate of 0.65% of the Fund’s average daily net assets.

Under the Sub-Advisory Agreement, the Subadviser provides research, advice and recommendations with respect to the purchase and sale of securities and makes investment decisions regarding assets of the Henderson Funds subject to the oversight of the Board and the Adviser.

The Adviser pays HIML a monthly fee for providing investment subadvisory services at an annual rate of 0.35% of the  Fund’s average.

With respect to the Fund, the Adviser has agreed to waive its management fee and, if necessary, to reimburse other operating expenses of the Fund to the extent necessary to limit ordinary total operating expenses (excluding any distribution and services fees under Rule 12b-1 under  the 1940 Act and/or shareholder service fees, all underlying fund advisory or other fees and expenses and any interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business) to 0.89% of the Fund’s average daily net assets.  These contractual arrangements will remain in effect until July 31, 2020.

Each of the Advisory Agreement and Sub-Advisory Agreement for the Fund continues in effect from year to year for so long as its continuation is approved at least annually (a) by a vote of a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust and (b) by the shareholders of the Fund or the Board.  Each agreement may be terminated at any time, upon 60 days’ written notice by either party.  Each agreement may also be terminated at any time either by vote of the Board or by a majority vote of the outstanding voting shares of the subject portfolio.  Each agreement shall terminate automatically in the event of its assignment.  The agreements provide that the Adviser and Subadviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Subadviser in the performance of its respective obligations and duties under the applicable agreement.

Upon termination of the Advisory Agreement and when so requested by the Adviser, the Trust will refrain from using the name “Henderson” in its name or in its business in any form or combination.

Distributor.  The Distributor, Foreside Fund Services, LLC., Three Canal Plaza, Suite 100, Portland, Maine 04101 serves as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust (the “Distribution Agreement”).  The Distributor distributes shares of the Fund through broker-dealers who are members of the Financial Industry Regulatory Authority and who have executed dealer agreements with the Distributor.  The Distributor continually distributes shares of the Fund on a best efforts basis.  The Distributor is not obligated to sell any specific amount of Fund shares.  The Fund reserves the right to suspend or discontinue distribution of shares.

The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.  The Distributor is not affiliated with the Adviser, State Street or their affiliates.

You may purchase and redeem shares through financial intermediaries who are authorized to accept purchase and redemption orders on the Fund’s behalf.  Certain intermediaries may authorize their agents to receive purchase and redemption orders on their behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary’s authorized designee, accepts the order.  Client orders will be priced at the Fund’s net asset value next computed after an authorized intermediary or the intermediary’s authorized designee accepts them.

Pursuant to the Distribution Agreement, the Distributor is entitled to deduct a commission on all Class A shares sold equal to the difference, if any, between the public offering price, as set forth in the Fund’s then-current Prospectus, and the net asset value on which such price is based.  Out of that commission, the Distributor may reallow to dealers such concession as the Distributor may determine from time to time.  In addition, the Distributor is entitled to deduct a contingent deferred sales charge (“CDSC”) on the redemption of Class A shares sold without an initial sales charge and Class C shares, in accordance with, and in the manner set forth in, the Prospectus.

Under the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of the Fund.  The Distribution Agreement may be terminated with respect to any Henderson Fund at any time, without payment of any penalty, by the Distributor on 60 days’ written notice to the Fund or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days’ written notice to the Distributor.  The Distribution Agreement shall terminate automatically in the event of its assignment.

The Adviser, at its expense, pays the Distributor a fee for certain distribution-related services which includes that employees of the Adviser may serve as registered representatives of the Distributor to facilitate distribution of Fund shares.

Distribution Plan.  The Trust has adopted a distribution plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act pertaining to the Fund’s Class A and Class C shares.  In adopting the Plan, the Independent Trustees have concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.  The Trustees of the Trust believe that the Plan should result in greater sales and/or fewer redemptions of the Fund’s shares, although it is impossible to know for certain the level of sales and redemptions of the Fund’s shares in the absence of the Plan or under an alternative distribution arrangement.

Under the Plan, the Fund pays the Distributor a 12b-1 fee of 0.25% of the average daily net assets attributable to its Class A shares, and a 12b-1 fee of 1.00% of the average daily net assets attributable to its Class C shares.

Under the Plan, the Distributor may use up to 0.75% of 12b-1 fees for distribution-related activities and up to 0.25% of 12b-1 fees for shareholder servicing for Class C shares, as applicable.  The Distributor uses the entire amount of the 12b-1 fees for distribution for Class A shares.  These fees constitute compensation to the Distributor and are not dependent on the Distributor’s expenses incurred.  The distribution fees for a specific class may be used to cover expenses incurred in promoting the sale of that class of shares, including (a) the costs of printing and distributing to prospective investors prospectuses, statements and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed distribution fees and CDSCs.  The distribution fee for Class C shares, as applicable, may also be used to finance the costs of advancing sales commissions to investment representatives.  These fees may also be used to finance the costs incurred by the Adviser for marketing-related activities.  The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it.  The shareholder servicing fees will be used primarily to pay selling dealers and their agents for servicing and maintaining shareholder accounts.  However, the shareholder service fees may be used to pay for, among other things, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans.  Pursuant to an agreement between the Distributor and the Adviser, amounts retained by the Distributor are used to reimburse the Adviser for sales and marketing expenses incurred directly by the Adviser.

Among other things, the Plan provides that (1) the Distributor will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class; and (4) while the Plan is in effect, the selection and nomination of Independent Trustees shall be committed to the discretion of the Trustees who are not “interested persons” of the Trust.

If the Distribution Agreement or the Plan are terminated (or not renewed) with respect to any of the Henderson Funds (or class of shares thereof), each may continue in effect with respect to any other Henderson Fund (or class of shares thereof) as to which they have not been terminated (or have been renewed).

Custodian.  State Street Bank and Trust Company, located at One Lincoln Street, Boston, MA 02111, serves as the custodian (“State Street”) to the Fund.  Pursuant to the terms and provisions of the custodian contract between State Street and the Trust, State Street computes the Fund’s net asset value and keeps the book account for the Fund.

Transfer Agent And Dividend Disbursing Agent. State Street serves as the transfer and dividend disbursing agent (the “Transfer Agent”) for the Fund pursuant to the transfer agency and registrar agreement with the Trust, under which the Transfer Agent (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund and (v) makes periodic reports to the Board concerning the operations of the Fund.

Administrator.  State Street serves as the administrator (the “Administrator”) for the Trust pursuant to an administration agreement (the “Administration Agreement”).  State Street has agreed to maintain office facilities for the Trust; oversee the computation of the Fund’s net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare various reports for filing with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Trust.  The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for the negligence or willful misconduct of the Administrator, its officers or employees.  As compensation for these services, the Fund pays State Street an annual administration fee based upon a percentage of the average net assets of the Fund.

Independent Registered Public Accounting Firm.  Ernst & Young LLP, independent registered public accounting firm located at 155 North Wacker Drive, 20th floor, Chicago, Illinois 60606, has been selected as independent public registered accounting firm for the Trust.  The audit services performed by Ernst & Young LLP include audits of the annual financial statements of each of the Funds of the Trust.  Other services provided principally relate to filings with the SEC and the preparation of the Funds’ tax returns.

Outside Counsel.  The law firm of Vedder Price P.C. serves as counsel to the Fund.  K&L Gates LLP serves as counsel to the Independent Trustees.

Intermediaries.  Shares of the Fund are often purchased through financial intermediaries who are agents of the Fund for the limited purpose of completing purchases and sales.  These intermediaries may provide certain networking and sub-transfer agent services with respect to Fund shares held by that intermediary for its customers, and the intermediary may charge the Adviser a fee for those services.  The rate at which the Fund reimburses the Adviser for such fees charged by intermediaries is, with respect to non-omnibus accounts, up to $12.00 per open account for networking fees charged based upon a per account basis, and up to 0.05% of average daily net assets per account for networking fees charged based on basis points.  The rate at which the Fund reimburses the Adviser for such fees charged by intermediaries is, with respect to omnibus accounts, as follows:  (i) for accounts charged a per account networking fee, up to $20.00 per open account for Class C shares and up to $17.00 per open account for all other share classes, (ii) for accounts charged based on basis points, up to 0.10% of average daily net assets of that account, and (iii) for closed accounts, up to the fee charged by the Fund’s Transfer Agent for closed accounts.  The Adviser bears any portion of the fees of an intermediary that is not reimbursed by the Fund.

PORTFOLIO MANAGERS

Portfolio Management. Matthew Beesley and Sanjeev Lakhani are the portfolio managers for the International Select Equity Fund.

The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of August 31, 2014 except as noted otherwise in the table below.  Unless noted otherwise, none of the portfolio managers managed any other accounts.

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Matthew Beesley	1	$247.8	4	$461.7	7	$930.6	$1,640.4
Sanjeev Lakhani	1	$247.8	1	$66.7	7	$930.6	$1,245.3

Portfolio Management Conflicts of Interest.  The Adviser seeks to foster a reputation for integrity and professionalism.  That reputation is a vital business asset.  The confidence and trust placed in us by investors is something that is highly valued and must be protected.  As a result, any activity that creates any actual or potential conflict of interest or even the appearance of any conflict of interest must be avoided and is prohibited.  A Code of Ethics has been adopted to ensure that those who have knowledge of portfolio transactions or other confidential client information will not be able to act thereon to the disadvantage of Henderson’s clients.  The

Code of Ethics does not purport comprehensively to cover all types of conduct or transactions which may be prohibited or regulated by the laws and regulations applicable.

The portfolio manager responsible for managing the Fund may currently or in the future also manage one or more other accounts.  Other than potential conflicts between investment strategies, the side-by-side management of a the Fund and other accounts may raise potential conflicts of interest due to certain trading practices used by the portfolio manager (e.g. allocation of aggregated trades).  Henderson has policies and procedures reasonably designed to mitigate these conflicts.  The portfolio manager may advise certain accounts under a performance fee arrangement.  A performance fee arrangement may create an incentive for the portfolio manager to make investments that are riskier or more speculative than would be the case in the absence of performance fees.

Portfolio Management Compensation.  Following is a summary of the compensation received by Henderson’s investment professionals for all accounts managed and not just for the Fund.  Henderson’s investment professionals have significant short and long-term financial incentives. In general, the compensation plan is based on:

•	Pre-defined, objective, measurable investment performance
•	Performance goals that are ambitious, but attainable
•	The plan provides an incentive for appropriately aggressive portfolio management to achieve maximum feasible results within the portfolio’s risk return parameters.

The compensation structure consists of four primary elements. There is a competitive base salary together with a short-term incentive bonus plan.  In addition, there are two further incentive-based packages for senior international investment professionals that reward staff on both individual and team performance, reflecting profitable asset growth.  “Profitable asset growth” refers to the increase in adviser revenues generated less the increase in costs.  It is typically calculated per adviser team on a calendar year basis.  Members of the relevant team receive a share of this growth, which is typically paid over a three year period.

Some managers are granted an award in a long-term incentive program that is based on several factors, including the profitability of Henderson Global Investors. Additionally, some managers participate in the distribution of performance-related fees if such funds are structured accordingly.  Currently, the Fund does not charge performance-related fees.

A summary of the compensation package is as follows:

•	Basic Salaries: in line with or better than the industry average
•
Short Term Incentive Bonus: the STI bonus is usually the majority of the variable component, based largely on investment performance; for a typical fund manager, it can vary between 50 percent and 150 percent of the salary

•	Growth Equity Bonus Plan: the GEB is based on a team’s contribution to a rise in profits, it is designed to reward profitable asset growth
•	Long Term Incentive Plan: as described above
•	Employee Share Plans: from year to year, managers may be able to invest part of their remuneration in various share schemes which are then partially matched by Henderson
•	Performance-related fees: for some funds, any performance related fee earned by the firm is shared with individuals generating that performance. If a performance-related fee applies, compensation is based solely on performance and its terms are made public in the fund’s relevant disclosure document (i.e., prospectus or offering memorandum).  Performance-related fees may vary from fund to fund but are typically measured over a one year period and compare the fund’s returns to either (i) a peer group, (ii) an index or (iii) an absolute return.

Portfolio Management Fund Ownership.  As of September 30, 2014, the portfolio managers did not own shares of the Fund.  The Fund’s shares are not registered to be sold outside of the US.  The Fund’s portfolio managers reside outside of the US and are not eligible to purchase shares of the Fund.

BROKERAGE ALLOCATION

Subject to the overall oversight of the Board, the Adviser places orders for the purchase and sale of the Fund’s portfolio securities.  The Adviser and Subadviser seek the best price and execution obtainable on all transactions.  Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the Fund for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer).  The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices.  In connection with OTC transactions, the Adviser and Subadviser attempt to deal directly with the principal market makers, except in those circumstances where the Adviser and Subadviser believe that a better price and execution are available elsewhere.

The Adviser and Subadviser select broker-dealers to execute transactions and evaluate the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms’ professional services.  Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business.  The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies.

Research services furnished to the Subadviser or its affiliates by brokers that effect securities transactions for the Henderson Funds may be used by Subadviser or its affiliates in servicing other accounts which the Subadviser or its affiliates manage. Similarly, research services furnished to the Subadviser or its affiliates by brokers that effect securities transactions for other accounts which the Subadviser or its affiliates manage may be used by the Subadviser in servicing the Funds. Not all of these services may be used by the Subadviser in managing the Henderson Funds.

Subject to policies as may be established by the Board and applicable rules, the Adviser is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Fund.  In executing portfolio transactions, the Adviser seeks to obtain the best price and most favorable execution for the Fund, taking into account factors such as price (including the applicable brokerage commission or dealer spread), size and nature of the order, the need for timely execution, the liquidity or illiquidity of the market, the transparency of the market, difficulty of execution and operational facilities of the firm involved, the firm’s knowledge of the security, the firm’s ability to maintain confidentiality, the willingness of the firm to commit its capital, and the firm’s ability to provide access to new issues.  While the Adviser generally seeks lower commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

The Fund does not have any obligation to deal with any broker or group of brokers in the execution of portfolio transactions.  The Adviser may, consistent with the interests of the Fund and subject to the oversight of the Board, select brokers on the basis of the research, statistical and pricing services they provide to the Fund and other clients of the Adviser.  Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under their respective agreements.  A commission paid to such brokers may be higher than that which another qualified broker may have charged for executing only the same transaction, provided that the Adviser or Subadviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser or Subadviser to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long-term.  The Subadviser and its affiliates may participate in commission sharing arrangements where commissions incurred by their clients are used to compensate certain brokers who provide both proprietary and third party research.  All or a portion of the commissions paid by the Funds may be used to offset the Subadviser’s and its affiliates’ obligation to pay brokers for proprietary research services.

Brokerage commissions vary from year to year in accordance with the extent to which a particular Fund is more or less actively traded.

The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares.  The Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that the Adviser and Subadviser deem to be a desirable investment for the Fund.  The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice.  The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and the Fund’s shares will be sold for net asset value determined at the same time the accepted securities are valued.  The Trust will only accept  securities delivered in proper form and will not accept securities subject to legal restrictions on transfer.  The transferor of such securities may recognize gain or loss for federal income tax purposes on the transfer of such securities.  The acceptance of securities by the Trust must comply with the applicable laws of certain states.

The Fund is required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by them as of the close of their most recent fiscal year.  As of  September 30, 2014, the Fund held no such securities.

CAPITALIZATION AND VOTING RIGHTS

The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share).  When issued, shares of each class of the Fund are fully paid and non-assessable.  No class of shares of the Fund has preemptive rights or subscription rights.

The Declaration of Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes.  The Trust currently consists of eleven series, each of which consists of a fund, one of which is discussed in this SAI.  Pursuant to the

Declaration of Trust, the Trustees may terminate any Henderson Fund without shareholder approval.  This might occur, for example, if a Fund does not reach or fails to maintain an economically viable size.  The Trustees have authorized the issuance of Class A,  Class C and Class I shares for the Fund.

Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust’s Declaration of Trust and By-Laws.  The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so.  Shares of each class of the Fund entitle their holders to one vote per share (with proportionate voting or fractional shares).  Shareholders of the Fund or class are entitled to vote alone on matters that only affect  the Fund or class.  All Henderson Global Funds and classes of shares of each Henderson Global Fund will vote together, except when a separate vote is permitted or required by the 1940 Act or written instrument.  Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each Henderson Global Fund of the Trust.  Voting regarding the distribution plan applicable to Class A or Class C shareholders will be regarded as matters requiring a specific vote of that class.  If the Trustees determine that a matter does not affect the interests of the Fund, then the shareholders of the Fund will not be entitled to vote on that matter.  Matters that affect the Trust in general will be voted upon collectively by the shareholders of all the funds of the Trust.

As used in this SAI and the Prospectus, the phrase “majority vote of the outstanding voting securities” of the Fund or class means the vote of the lesser of:  (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or of the Trust).

With respect to the submission to shareholder vote of a matter requiring separate voting by the Fund or class, the matter shall have been effectively acted upon with respect to the  Fund or class if a majority of the outstanding voting securities of the Fund or class votes for the approval of the matter, notwithstanding that:  (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund or class of the Fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee.  Meetings of shareholders will be called at any time by a majority of Trustees and shall be called by any Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

The Trust’s shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

Shareholders in a series or class shall be entitled to receive their pro rata share of distributions of income and capital gains made with respect to such series or class.  Upon liquidation or termination of a series or class, shareholders in such series or class shall be entitled to receive a pro rata share of the assets (if any) belonging to such series or class.

Under Delaware law, the Trust’s shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust.  However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees.  The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of the Fund held personally liable for the obligations of that  Fund.  The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.  No series of the Trust is liable for the obligations of any other series of the Trust.

The SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan  approved by the investment company’s board of directors/trustees and filed with the SEC.  The Board has adopted a Multi-Class Plan under Rule 18f-3 on behalf of the Fund.  The Multi-Class Plan includes the following:  (i) shares of each class of each Henderson Global Fund are identical, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Henderson Global Fund.

PURCHASES, EXCHANGES AND REDEMPTION INFORMATION

Purchases.  As described in the Prospectus, shares of the Fund may be purchased in a number of different ways.  Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances.  An investor may place orders directly through the Transfer Agent or through arrangements with his/her authorized broker and/or financial advisor.

Retirement Plans.  Shares of the Fund may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts (“IRAs”), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs (“SEP IRAs”).  For plan administrator contact information, participants should contact their respective employer’s human resources department.  Transactions generally are effected on behalf of retirement plan participants by the administrator or a custodian, trustee or recordkeeper.

Exchanges.  As described in the Prospectus, shareholders of the Fund have certain exchange privileges.  Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective Prospectus.  An exchange of shares is a taxable transaction for federal income tax purposes.

Additional Payments.  Institutions such as broker/dealer firms or banks may be paid fees out of the assets of the Adviser or its affiliates for marketing and servicing shares of the Fund.  These fees do not come out of the Fund’s assets.  Investment professionals receive such fees for providing distribution-related services or services such as advertising, sponsoring activities to promote sales, and maintaining shareholder accounts.  These payments may be based on factors such as the number or value of shares the investment professionals may sell, the value of client assets invested, and/or the type and nature of sales support furnished by the institution.

The prospect of receiving, or the receipt of additional compensation or promotional incentives described above by financial intermediaries may provide such financial intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund over sales of shares of mutual funds (or non-mutual fund investments) with respect to which the financial intermediary does not receive additional compensation or promotional incentives, or receives lower levels of additional compensation or promotional incentives.  Similarly, financial intermediaries may receive different compensation or incentives that may influence their recommendation of any particular share class of the Fund or of other funds.  These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor and will not increase expenses of the Fund.  You may wish to take such payments arrangements into account when considering and evaluating any recommendations relating to shares of the Fund and discuss this matter with your financial adviser.

Additional Charges.  Dealers and financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares.  The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer.  Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI.  Your dealer will provide you with specific information about any processing or service fees you will be charged.

Contingent Deferred Sales Charges - Class A and Class C Shares.  Class A shareholders may exchange their Class A shares that are subject to a CDSC, as described in the Prospectus (“outstanding Class A shares”), for Class A shares of another Henderson Global Fund (“new Class A shares”) on the basis of the relative net asset value per Class A share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class A shares.  Class A shareholders of any fund exercising the exchange privilege will continue to be subject to that fund’s CDSC period following an exchange if such period is longer than the CDSC period, if any, applicable to the new Class A shares.

Class C shareholders may exchange their Class C shares (“outstanding Class C shares”) for Class C shares of another Henderson Global Fund (“new Class C shares”) on the basis of the relative net asset value per Class C share, without the payment of any CDSC that would otherwise be due upon redemption.  (Class C shares are subject to a CDSC of 1.00% if redeemed within twelve months of the date of purchase.)

For purposes of computing the CDSC (and conversion feature, if applicable) that may be payable upon the redemption of the new Class A or Class C shares, the holding period of the outstanding shares is “tacked” onto the holding period of the new shares.

Each exchange will be made on the basis of the relative net asset value per share of the Fund involved in the exchange next computed following receipt by the Transfer Agent of telephone instructions or a properly executed request.  Exchanges, whether written or telephonic, must be received by the Transfer Agent by the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) to receive the price computed on the day of receipt.  Exchange requests received after that time will receive the price next determined following receipt of the request.  The exchange privilege may be modified or terminated at any time, upon at least 60 days’ notice to the extent required by applicable law.

An exchange of shares between any of the Henderson Funds will generally result in a taxable gain or loss for federal income tax purposes.  Generally, this will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares surrendered) in the amount of the difference between the net asset value of the shares surrendered and the shareholder’s tax basis for those shares.  However, in certain circumstances, shareholders will be ineligible to take sales charges that were incurred on the surrendered shares into account in computing taxable gain or loss on an exchange.  See “Federal Income Tax Matters.”

With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution.  Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

Redemptions. As described in the Prospectus, shares of the Fund are redeemed at their net asset value next determined after a proper redemption request has been received by the Transfer Agent, less any applicable CDSC.

Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven calendar days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven calendar days, (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which trading on the NYSE is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

Under unusual circumstances, when the Board deems it in the best interest of the Fund’s shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current values.  The Trust has made an election pursuant to Rule 18f-1 under the 1940 Act.  This requires the Fund to redeem with cash at a shareholder’s election in any case where the redemption involves less than $250,000 (or 1% of the Fund’s net asset value at the beginning of the 90-day period during which such redemptions are in effect, if that amount is less than $250,000).  Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.  Should the in-kind distribution contain illiquid securities, you could have difficulty converting these assets into cash.  For federal income tax purposes, in-kind distributions are taxable to the redeeming shareholder on the same basis as cash distributions.

Other Redemption Information.  If the shareholder has given authorization for telephonic redemption privileges, shares can be redeemed and proceeds sent by federal wire to a single previously designated bank account.  Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions.  The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice.  The Trust cannot be responsible for the efficiency of the federal wire system of the shareholder’s dealer of record or bank.  The shareholder is responsible for any charges by the shareholder’s bank.

The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine.

NET ASSET VALUE

The net asset value per share of the Fund is computed by dividing the value of the Fund’s aggregate net assets (i.e., its total assets less its liabilities) by the number of the Fund’s shares outstanding.  For purposes of determining the Fund’s aggregate net assets, receivables are valued at their realizable amounts.  The Fund’s liabilities, if not identifiable as belonging to a particular class of the Fund, are allocated among the Fund’s several classes based on their relative net asset size.  Liabilities attributable to a particular class are charged to that class directly.  The total liabilities for a class are then deducted from the class’s proportionate  interest in the Fund’s assets, and the resulting amount is divided by the number of shares of the class outstanding to produce its net asset value per share.

Securities traded on a recognized stock exchange or market are valued at the last reported sales price or at the official closing price if such price is deemed to be representative of value at the close of such exchange on which the securities are principally traded.  If no sale is reported at that time, the average between the last bid and asked price (the “Calculated Mean”) is used.  Unless otherwise noted herein, the value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange or OTC market in which it is primarily traded or as of the close of regular trading on the NYSE, if that is earlier, and that value is then converted into its US dollar equivalent at the foreign exchange rate in effect on the day the value of the foreign security is determined.

A debt security normally is valued on the basis of the last updated sale price or a market value from a pricing service that takes into account appropriate valuation factors or by obtaining a direct written broker-dealer quotation from a dealer who has made a market in the security.  Interest bearing commercial paper which is purchased at par will be valued at par.  Interest is accrued daily.  Money market instruments purchased with an original or remaining maturity of 60 days or less maturing at par, are valued at amortized cost, which the Board believes approximates market value.

Options, futures contracts and options on futures contracts are valued at the last reported sale price on the exchange on which they are principally traded, if available, and otherwise are valued at the last reported sale price on the other exchange(s).  If there were no reported sales on any exchange, the option shall be valued at the Calculated Mean, if possible.

Securities and other assets for which market prices are not readily available are priced at a “fair value” as determined by the Adviser in accordance with procedures approved by the Board.  Trading in securities on many foreign securities exchanges is normally completed before the close of regular trading on the NYSE.  Trading on foreign exchanges may not take place on all days on which there is regular trading on the NYSE, or may take place on days on which there is no regular trading on the NYSE (e.g., any of the national business holidays identified below).  If events materially affecting the value of the Fund’s portfolio securities occur between the time when a foreign exchange closes and the time when the Fund’s net asset value is calculated (see following paragraph), such securities may be valued at fair value as determined by the Adviser in accordance with procedures approved by the Board.  The Board has adopted procedures for valuing the Fund’s securities.  Securities are fair valued according to methodologies adopted by the Board in advance or as determined by the Valuation

Committee of the Board. Any securities that are fair valued will be reviewed by the Board, at the next regularly scheduled quarterly meeting of the Board.

Portfolio securities are valued (and net asset value per share is determined) as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE is open for trading.  The NYSE and the Trust’s offices are expected to be closed, and net asset value will not be calculated, on the following national business holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  On those days when either or both of the Fund’s custodian or the NYSE close early as a result of a partial holiday or otherwise, the Trust reserves the right to advance the time on that day by which purchase and redemption requests must be received.

The number of shares you receive when you place a purchase order, and the payment you receive after submitting a redemption request, is based on the Fund’s net asset value next determined after your instructions are received in proper form by the Transfer Agent or by your registered securities dealer.  Each purchase and redemption order is subject to any applicable sales charge.  Since the Fund invests in securities that are listed on foreign exchanges that may trade on weekends or other days when the Fund does not price their shares, the Fund’s net asset value may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.  The sale of the Fund’s shares will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in the Fund’s best interest to do so.

FEDERAL INCOME TAX MATTERS

The following is a general discussion of certain US federal income tax consequences of investing in the Fund.  It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes.  It is based on provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the applicable Treasury Regulations promulgated thereunder, judicial authority and other administrative rulings, as in effect on the date of this SAI, all of which may change, possibly with retroactive effect.  This discussion generally applies only to holders of shares who are citizens or residents of the US and who are subject to federal income taxation (i.e., not exempt from taxation).  Accordingly, investors should consult with a competent tax adviser before making an investment in the Fund.  The Fund is not managed for tax-efficiency.

The Fund intends to qualify for each of its taxable years as a regulated investment company under Subchapter M of the Code.  Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, other income derived with respect to its business of investing in such stocks, securities or currencies, and net income derived from interests in qualified publicly traded partnerships; and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, US government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25%

of the value of its total assets is invested in the securities (other than US government securities and the securities of other regulated investment companies) of any one issuer or of two or more issuers controlled by the Fund and engaged in the same, similar or related trades or business or in the securities of one or more qualified publicly traded partnerships.  The requirements for qualification as a regulated investment company may significantly limit the extent to which the Fund may invest in some investments.

As a regulated investment company, the Fund generally will not be subject to US federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) determined without regard to the deduction for dividends paid for the taxable year is distributed to the shareholders.  However, the Fund will generally be subject to federal corporate income tax  on any undistributed net investment income or net capital gains.  The Fund intends to distribute all or substantially all of its net investment income and net capital gain each year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% federal excise tax at the Fund level.  To avoid this tax, the Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.  The Fund intends to make distributions to shareholders in accordance with such distribution requirements, however, the Fund may be subject to excise tax.

Options, Futures and Foreign Currency Forward Contracts.  Some of the Fund’s investments, including forward contracts, options, futures contracts and hedge investments, may be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by the Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses, and affect whether capital gain and loss is characterized as long-term or short-term.  These rules could therefore affect the character, amount and timing of distributions to shareholders.  These provisions also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes.

The Fund will monitor its transactions, make the appropriate tax elections, and make the appropriate entries in its books and records when it acquires an option, futures contract, forward contract, hedge instrument or other similar investment in order to, where appropriate, mitigate the effect of these rules, prevent disqualification of the Fund as a regulated investment company, and minimize the imposition of US federal income and excise taxes.

Options held by the Fund at the end of each fiscal year on a broad-based stock index and certain other options, futures contracts and options on futures contracts utilized by the Fund are treated under the Code as Section 1256 contracts and will be required to be “marked-to-market” for federal income tax purposes at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax).  Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

The Fund’s entry into a short sale transaction, an option or certain other contracts could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

The application of certain requirements for qualification as a regulated investment company and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments. As a result, the Fund may be required to limit the extent to which it invests in such investments and it is also possible that the Internal Revenue Service (the “IRS”) may not agree with the Fund’s treatment of such investments. In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury Regulations and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character and amount of the Fund’s income and gains and distributions to shareholders, affect whether the Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a regulated investment company and avoid federal income and excise taxes or limit the extent to which the Fund may invest in certain derivatives and other investments in the future.

Currency Fluctuations – “‘Section 988’ Gains or Losses”. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss.  Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are generally treated as ordinary gain or loss.  These gains and losses, referred to under the Code as “Section 988” gains or losses, increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income.

Investment in Passive Foreign Investment Companies.  The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies (“PFICs”).  In general, a foreign corporation is classified as a PFIC if at least 50% of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income.  If the Fund receives an “excess distribution” with respect to PFIC stock, the Fund itself may be subject to federal income tax and an additional interest charge on the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders.  In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares.  The Fund itself will be subject to federal income tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the federal income tax, as if the tax had been payable in such prior taxable years.  Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions.  Excess distributions are characterized as ordinary income for federal income tax purposes even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative federal income tax treatment with respect to PFIC shares.  If certain conditions are satisfied, the Fund may elect to mark-to-market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year.  Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years.  Under another election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

Debt Securities Acquired at a Discount.  Some of the debt securities that may be acquired by the Fund may be treated as debt securities that are originally issued at a discount.  Generally, the amount of the original issue discount (“OID”) is treated as interest income and a portion of the OID is included in the Fund’s income in each taxable year such debt security is held by the Fund, even though payment of that amount is not received until a later time, usually when the debt security matures.

Some of the debt securities that may be acquired by the Fund in the secondary market may be treated as having market discount.  Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security.  In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred.  The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund.  The Fund may need to sell securities at inopportune times to raise cash to pay such dividends.

The Fund’s investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

Other Regulated Investment Companies.  Generally, the character of the income or capital gains that the Fund receives from another investment company will pass through to the Fund’s shareholders as long as the Fund and the other investment company each qualify as a regulated investment company.  However, to the extent that another investment company that qualifies as a regulated investment company realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as an ordinary deduction.  In particular, the Fund will not be able to offset any capital losses from its dispositions of shares of other investment companies against its ordinary income.  As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies.  For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

Distributions. Distributions are taxable to a US shareholder whether paid in cash or shares.  Distributions of investment company taxable income (as such term is defined in the Code, but without regard to the deduction for dividends paid) are generally taxable as ordinary income.  However, if a portion of the Fund’s investment company taxable income is attributable to “qualified dividend income,” as such term is defined in Section 1(h)(11) of the Code, and treated as such by the Fund, then distributions of such qualified dividend income by the Fund to noncorporate shareholders generally will be taxed at the federal income tax rates applicable to long-term capital gain; provided both the Fund and the shareholder satisfy certain holding period and other requirements.  The maximum federal income tax rate applicable to long-term capital gain for individuals and other noncorporate investors is 20%.  Dividends from most real estate investment trusts and certain foreign corporations are not eligible for treatment as qualified dividend income.

Dividends paid by the Fund that are derived from dividends received from US corporations may qualify for the dividends received deduction available to corporate shareholders under Section 243 of the Code (the “Dividend Received Deduction”).  Corporate shareholders who otherwise are eligible to claim the Dividends Received Deduction will generally be able to deduct 70% of such qualifying dividends in determining their federal taxable income.  Corporate shareholders of a regulated investment company must meet the 45-day holding period requirements of Section 246(c)(1)(A) of the Code with respect to the shares of the regulated investment company to qualify for the Dividends Received Deduction.  The alternative minimum tax applicable to corporations may reduce the value of the Dividends Received Deduction.  It is not expected that a significant portion of the Fund’s distributions will qualify for the Dividends Received Deduction.

Distributions of net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses and available capital loss carryovers from prior years), if any, designated by the Fund as capital gain dividends, are taxable to shareholders as long-term capital gains whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund’s shares; such distributions are not eligible for the Dividends Received Deduction or for treatment as qualified dividend income.  Long-term capital gain is taxable to individuals and other noncorporate investors at a maximum rate of 20%.

A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits, if any, will be treated first by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his, her or its shares.  To the extent that the amount of any such distribution exceeds the shareholder’s basis in his, her or its shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.  Shareholders will be notified annually as to the US federal income tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

An additional 3.8% Medicare contribution tax is imposed on “net investment” income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year.  Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares is reduced below a shareholder’s cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital.  Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution.  The price of shares purchased at this time may reflect the amount of the forthcoming distribution, which generally will be taxable to the shareholders.

Disposition of Shares.  Upon a redemption, sale or exchange of a shareholder’s shares, such shareholder will generally recognize a taxable gain or loss for federal income tax purposes depending upon his or her basis in the shares disposed.  Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands at the time of the disposition and, if so, will be long-term or short-term, depending upon how long the shareholder held such shares.  Shares held for one year or less generally will be taxed as short-term capital gain or loss.  Shares held for more than one year generally will be taxed as long-term capital gain or loss.  Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced with other Fund shares or substantially identical stock or securities (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received or treated as having been received by the shareholder with respect to such shares.  Capital losses may be subject to limitations on their use by a shareholder.

In some cases, shareholders who exchange shares will not be permitted to take all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the  disposition of their shares.  This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires no later than January 31st of the calendar year following the calendar year of the disposition shares in the Fund or another regulated investment company and an otherwise applicable sales charge is reduced under a “reinvestment right” received upon the initial purchase of Fund shares.  The term “reinvestment right” means any right to acquire shares of one or more regulated  investment companies without the payment of a sales load or with the payment of a reduced sales charge.  Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right and not with respect to the original shares.  This provision may be applied to successive acquisitions of Fund shares.

Foreign Withholding Taxes.  Income received by the Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to “pass-through” to its shareholders the amount of foreign income and similar taxes paid by the Fund.  Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund in computing his or her taxable income for federal income tax purposes, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her federal taxable income or to use such amount as a foreign tax credit against his or her US federal income tax liability, subject to various limitations imposed by the Code.  No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions for federal income tax purposes.  Each affected shareholder will be notified after the close of the Fund’s taxable year if the foreign taxes paid by the Fund will “pass-through” for that year.

Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s US tax attributable to his or her total foreign source taxable income.  For this purpose, if the Fund makes the election described in the preceding paragraph, the source of the Fund’s income flows through to its shareholders.  With respect to the Fund, gains from the sale of securities generally will be treated as derived from US sources and Section 988 gains will generally be treated as ordinary income derived from US sources.  The limitation on the foreign tax credit is applied separately to foreign source passive category income, including foreign source passive income received from the Fund.  Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 31-day period (91-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend or the Fund or shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property.  If the Fund fails to satisfy these requirements, it cannot elect to pass through to shareholders the ability to claim a deduction for the related foreign taxes.

The foregoing is only a general discussion of the foreign tax credit and deduction under current federal income tax law.  Because application of the credit and deduction depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

If the Fund does not satisfy the requirements for passing through to its shareholders their proportionate shares of any foreign taxes paid by the Fund, shareholders will not be required to include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own federal income tax returns.

Disclosure Statements for Large Losses.  Treasury Regulations provide that if a shareholder recognizes a loss with respect to Fund shares of $2 million or more in a single taxable year (or $4 million or more in any combination of taxable years) for shareholders who are individuals, S corporations or trusts, or $10 million or more in a single taxable year (or $20 million or more in any combination of taxable years) for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.  Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Backup Withholding. The Fund will be required to report to the IRS all distributions as well as gross proceeds from the redemption of the Fund’s shares, except in the case of certain exempt shareholders.  All such distributions and proceeds will be subject to withholding of federal income tax at a rate of 28% (“backup withholding”) in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.  If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.  Any amounts withheld may be credited against the shareholder’s US federal income tax liability provided the appropriate information is furnished to the IRS.

Other Taxation.  Dividends and distributions may also be subject to additional federal, state, local and foreign taxes depending on each shareholder’s particular situation.  Non-US shareholders may be subject to US tax rules that differ significantly from those summarized above.  Non-US shareholders should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% US withholding tax (or a reduced rate of withholding provided by an applicable treaty).

This discussion does not purport to deal with all of the tax consequences applicable to the Fund or all shareholders of the Fund.  Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them before making an investment in the Fund.

REGISTRATION STATEMENT

This SAI and the Fund’s Prospectus do not contain all the information included in the Fund’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC.  The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.  Text-only versions of Fund documents can be viewed online or downloaded from the SEC at http:/www.sec.gov.

Statements contained herein and in the Fund’s Prospectus as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund’s registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

  The Fund commenced operations on September 30, 2014.  Therefore, as of the date of this SAI, no financial statements are available for the Fund.

APPENDIX A

DESCRIPTION OF STANDARD & POOR’S RATINGS GROUP (“S&P”) AND MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”) CORPORATE BOND AND COMMERCIAL PAPER RATINGS

From “Moody’s Bond Record,” November 1994 Issue (Moody’s Investors Service, New York,  1994), and “Standard & Poor’s Municipal Ratings  Handbook,” October 1997 Issue (McGraw Hill, New York, 1997).

MOODY’S:

(a) Corporate Bonds.  Bonds rated Aaa by Moody’s are judged by Moody’s to be of the best quality, carrying the smallest degree of investment risk.  Interest payments are protected by a large or exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.  Bonds rated Aa are judged by Moody’s to be of high quality by all standards.  Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities.  Bonds which are rated A by Moody’s possess many favorable investment attributes and are to be considered as upper medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.  Bonds rated Baa by Moody’s are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.  Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

(b) Commercial Paper.  The Prime rating is the highest commercial paper rating assigned by Moody’s.  Among the factors considered by Moody’s in assigning ratings are the following:  (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.  Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors.  The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue.  Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers voted Prime-3 are deemed to have an acceptable ability for repayment.  Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

(a) Corporate  Bonds.  An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.  The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.  The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Debt rated AAA has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.  Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.  Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal.  Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

Debt rated BB, B, CCC,  CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal.  BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions.  Debt rated BB has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.  Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.  Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.  The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.  The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.  Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

(b) Commercial Paper.  An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.  For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1.  Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

Issues rated B are regarded as having only speculative capacity for timely payment.  The C rating is assigned to short-term debt obligations with a doubtful capacity for payment.  Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

APPENDIX B

HENDERSON INVESTMENT MANAGEMENT LIMITED
Proxy Policies and Procedures

It is the intent of Henderson Investment Management Limited (HIML) to vote proxies in the best interests of the firm’s clients. HIML believes that in order to achieve long-term success, companies need not only to conceive and execute appropriate business strategies, but also to maintain high standards of corporate governance and corporate responsibility. We therefore expect companies to operate according to recognised national and international standards in these areas.

This policy sets out HIML’s approach to corporate governance, corporate responsibility and proxy voting.

1.	Responsibilities

The Corporate Governance Manager at Henderson Global Investors, acting on behalf of HIML, is responsible for the implementation of the Proxy Voting Policies.

2.	Service Providers

HIML has contracted ISS Europe Ltd. to provide policy development, research, advisory and voting disclosure services.

Proxy voting services are provided by BNP Paribas Securities Services plc, which provides a range of administrative services to Henderson. BNP Paribas Securities Services plc is provided with voting services by ISS.

3.	Voting Guidelines

HIML has adopted the Henderson Global Investors Responsible Investment policy. This policy sets out Henderson’s approach to monitoring and taking action on financial performance, corporate governance and corporate responsibility. The International Corporate Governance Policy is detailed below.

      3.1.  International Corporate Governance Policy

International corporate governance systems vary a great deal according to factors such as the legal system, the extent of shareholder rights and the level of dispersed ownership. In formulating our approach to corporate governance we are conscious that a ‘one size fits all’ policy is not appropriate. We therefore seek to vary our voting and engagement activities according to the market, and pay close attention to local market codes of best practice.

Notwithstanding these differences, we consider that certain core principles of corporate governance apply across all markets, and we seek to apply these in our voting policy. The paragraphs below elaborate on these core principles.1

__________________
1 These Principles are based on the Organisation for Economic Development (OECD) Corporate Governance Principles and those of the International Corporate Governance Network (ICGN).

     3.2.   Corporate objective

The overriding objective of the company should be to optimize over time the returns to its shareholders. Where other considerations affect this objective, they should be clearly stated and disclosed. To achieve this objective, the company should endeavor to ensure the long-term viability of its business, and to manage effectively its relationships with stakeholders.

     3.3.    Disclosure and transparency

Companies should disclose accurate, adequate and timely information, in particular meeting market guidelines where they exist, so as to allow investors to make informed decisions about the acquisition, ownership obligations and rights, and sale of shares.  Clear and comprehensive information on directors, corporate governance arrangements and the company’s management of corporate responsibility issues should be provided.

Shareholders should be given sufficient and timely information about all proposals to allow them to make an informed judgment and exercise their voting rights.  Each proposal should be presented separately to shareholders – multiple proposals should not be combined in the same resolution. In the absence of sufficient information provided by a company on a proposed resolution we will vote against.

     3.4.   Boards of directors

Henderson recognises the plurality of corporate governance models across different markets and does not advocate any one form of board structure.  However, for any corporate board there are certain key functions which apply.

•
Reviewing and guiding corporate strategy, major plans of action, risk policy, annual budgets and business plans; setting performance objectives; monitoring implementation and corporate performance; and overseeing major capital expenditures, acquisitions and divestitures.

•	Monitoring the effectiveness of the company's governance practices and making changes as needed.
•	Selecting, compensating, monitoring and, where necessary, replacing key executives and overseeing succession planning.
•	Aligning key executive and board remuneration with the longer term interests of the company and its shareholders.
•	Ensuring a formal and transparent board nomination and election process.
•	Monitoring and managing potential conflicts of interest of management, board members and shareholders, including misuse of corporate assets and abuse in related party transactions.
•
Ensuring the integrity of the corporation's accounting and financial reporting systems, including the independent audit, and that appropriate systems of control are in place, in particular, systems for risk management, financial and operational control, and compliance with the law and relevant standards.

•	Overseeing the process of disclosure and communications.

The board of directors, or supervisory board, as an entity, and each of its members, as an individual, is a fiduciary for all shareholders, and should be accountable to the shareholder body as a whole.  Each member should stand for election on a regular basis.

Boards should include a sufficient number of independent non-executive members with appropriate skills, experience and knowledge. Responsibilities should include monitoring and contributing effectively to the strategy and performance of management, staffing key committees of the board, and influencing the conduct of the board as a whole.

Audit, remuneration and nomination/succession committees should be established.  These should be composed wholly or predominantly of independent non-executives.  Companies should disclose the terms of reference of these committees and give an account to shareholders in the annual report of how their responsibilities have been discharged.  The chairmen and members of these committees should be appointed by the board as a whole according to a transparent procedure.

When determining how to vote on the election of a non-executive director, we will give close consideration to their independence and to the proportion of independent directors on the Board as a whole.

3.5.        Shareholder rights

All shareholders should be treated equitably.  Companies’ ordinary shares should provide one vote for each share, and companies should act to ensure the owners’ rights to vote.

Major strategic modifications to the core business(es) of a company should not be made without prior shareholder approval.  Equally, major corporate changes which in substance or effect materially dilute the equity or erode the economic interests or share ownership rights of existing shareholders should not be made without prior shareholder approval of the proposed change.  Such changes include modifications to articles or bylaws, the implementation of shareholder rights plans or so called "poison pills", and the equity component of compensation schemes.

We will not support proposals that have the potential to reduce shareholder rights such as significant open-ended authorities to issue shares without pre-emption rights or anti-takeover proposals unless companies provide a compelling rationale for why they are in shareholder interests.

3.6.         Audit and internal control

Company boards should maintain robust structures and processes to ensure sound internal controls and to oversee all aspects of relationships with external auditors.  The Audit Committee should ensure that the company gives a balanced and clear presentation of its financial position and prospects, and clearly explains its accounting principles and policies.  Audit Committee members should have appropriate levels of financial expertise, in accordance with prevailing legislation or best practice.  The Audit Committee should ensure that the independence of the external auditors is not compromised by conflicts of interest (arising, for example, from the award of non-audit consultancy assignments).

Where we have serious concerns over auditor independence we will vote against the re-election of the auditor.

3.7.        Remuneration

Remuneration of executive directors and key executives should be aligned with the interests of shareholders.  Performance criteria attached to share-based remuneration should be demanding and should not reward performance that is not clearly superior to that of a group of comparable companies that is appropriately selected in sector, geographical and index terms.  Requirements on directors and senior executives to acquire and retain shareholdings in the company that are meaningful in the context of their cash remuneration are also appropriate.

The design of senior executives’ contracts should not commit companies to ‘payment for failure’.  Boards should pay attention to minimising this risk when drawing up contracts and to resist pressure to concede excessively generous severance conditions.

Companies should disclose in each annual report or proxy statement the board’s policies on remuneration - and, preferably, the remuneration of individual board members and top executives, as well as the composition of that remuneration - so that investors can judge whether corporate pay policies and practices are appropriately designed.

Broad-based employee share ownership plans or other profit-sharing programmes are effective market mechanisms that promote employee participation.

When reviewing whether to support proposed new share schemes we place particular importance on the following factors:

•	the overall potential cost of the scheme, including the level of dilution
•	the issue price of share options relative to the market price
•	the use of performance conditions aligning the interests of participants with shareholders
•	the holding period ie. the length of time from the award date to the earliest date of exercise
•	the level of disclosure.

4.           Voting Procedures

The procedure for casting proxy votes is as follows:

1.	Custodians notify ISS of forthcoming company meetings and send proxy materials.
2.	ISS notifies Henderson of meetings via its ProxyExchange website.
3.	ISS provides voting recommendations based on HIML’s Proxy Voting Policies.
4.	The Corporate Governance Manager (or his designee) consults with fund managers and analysts as appropriate.
5.	The Corporate Governance Manager (or his designee) decides in conjunction with the relevant fund managers and analysts whether to accept or override the voting recommendations provided by ISS.
6.	Voting instructions are sent to custodians via the ProxyExchange website and executed by the custodians.

7.
If at any time during implementation of the above procedures a conflict of interest is identified the matter will be referred to the HIML Proxy Committee via the Head of Compliance. In such circumstances the Proxy Committee reviews the issue and directs ISS how to vote the proxies through the ProxyExchange website and voting instructions are executed by the custodians.

5.           Share blocking

In a number of markets in which the funds invest, shares must be suspended from trading (‘blocked’) for a specified period before the Annual General Meeting if voting rights are to be exercised.  Such restrictions may place constraints on portfolio managers that mean exercising proxy votes is not in clients’ interest.  In other markets casting proxy votes may involve costs that are disproportionate to any benefit gained.  In markets where share blocking applies or additional costs are incurred that outweigh the potential benefits of voting, HIML will vote only in exceptional circumstances.

6.           Conflicts of interest

For each director, officer and employee of HIML (“HIML person”), the interests of HIML’s clients must come first, ahead of the interest of HIML and any person within the HIML organization, which includes HIML’s affiliates.

Accordingly, each HIML person must not put “personal benefit”, whether tangible or intangible, before the interests of clients of HIML or otherwise take advantage of the relationship to HIML’s clients.  “Personal benefit” includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever except a benefit for a client of HIML, as appropriate.  It is imperative that each of HIML’s directors, officers and employees avoid any situation that might compromise, or call into question, the exercise of fully independent judgment in the interests of HIML’s clients.

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist if HIML has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote.  Any individual with knowledge of an actual or potential conflict of interest relating to a particular referral item shall disclose that conflict to the Head of Compliance.

The following are examples of situations where a conflict may exist:

•	Business Relationships – where HIML manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;
•	Personal Relationships – where a HIML person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships;
•
Familial Relationships – where a HIML person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company); and

•
Fund Relationships – HIML may have a conflict because of a relationship to fund shares held in client accounts (e.g., an entity who receives fees from a fund is solicited by the fund to increase those fees).

•
Fund of Fund’s Relationship – HIML may have a conflict where it manages a fund of funds that invests in other affiliated Henderson funds, and the underlying affiliated fund is soliciting votes for a proxy.

It is the responsibility of each director, officer and employee of HIML to report any real or potential conflict of interest to the Head of Compliance who shall present any such information to the Proxy Committee.  However, once a particular conflict has been reported to the Head of Compliance, this requirement shall be deemed satisfied with respect to all individuals with knowledge of such conflict.  In addition, all HIML persons shall certify annually as to their compliance with this policy.

7.           Proxy Committee

The Proxy Committee shall have three members, the Head of Equities, the Corporate Governance Manager and the Head of Compliance (or their respective designees).  Proxy Committee meetings may be called by any member of the Proxy Committee and shall be called whenever an actual or potential conflict of interest is identified.

Two members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote.  The Proxy Committee shall keep minutes of its meetings that shall be kept with the other corporate records of HIML.

The Proxy Committee will review each item referred to it to determine if an actual or potential conflict of interest indeed exists.  If the Proxy Committee determines that no actual or potential conflict exists, then the proxy will be voted as it otherwise would have been under these procedures.  If the Proxy Committee determines that an actual or potential conflict exists, then it will review the issue and instruct ISS to: (1) vote based on ISS’ recommendation, (2) vote in the same proportion as the other shareholders, (3) abstain from voting entirely, (4) vote in accordance with the recommendation of the investment professional responsible for the account, or (5) vote in another manner as the Proxy Committee deems fit.  With respect to a conflict that arises due to (a) a business transaction involving Henderson Group PLC and the company soliciting the proxy, or (b) a Fund of funds relationship described above only options (1)-(3) above shall be available.

For each matter where the Proxy Committee determines an actual or potential conflict exists, the Proxy Committee will produce a Conflicts Report that (1) describes the conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside HIML (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in a portfolio manager’s recommendation.  To the extent the Proxy Committee instructs ISS to vote in accordance with the recommendation of the investment professional responsible for the account, the Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

 APPENDIX C

HENDERSON GLOBAL INVESTORS (NORTH AMERICA) INC.
Proxy Voting Policies and Procedures

Henderson Global Investors (North America) Inc. (“HGINA”) serves as investment adviser to several categories of clients with varying levels of equity security ownership.  HGINA attempts to vote proxies in the best interest of the firm’s clients.  HGINA’s policy with respect to certain accounts for which it has proxy voting authority is described below.

Delegation to HIML for certain series of Henderson Global Funds and certain International Equity accounts
HGINA has adopted HIML’s proxy voting policies (“HIML Policies”) contained in Appendices A through C of HIML Proxy Voting Policies and Procedures for certain series of Henderson Global Funds and International Equity Accounts for which it has proxy voting authority.
In the event that no predetermined HIML Policy exists, the Proxy Voting Committee will review the issue and direct how to vote the proxies as described below.

Proxy Committee
The Proxy Committee shall have three members, HGINA’s Corporate Secretary, HGINA’s Chief Compliance Officer and a representative from portfolio management, research or trading with knowledge regarding the relevant company.  Two members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote.  The chair of the Proxy Committee shall be chosen by the members of the Proxy Committee.  The Proxy Committee shall keep minutes of its meetings that shall be kept with the other corporate records of HGINA.

Proxy Committee meetings shall be called by the Chief Compliance Officer when override submissions are made and in instances when ISS has recused itself from a vote recommendation or where no predetermined HIML Policy exists.  In these situations, the Proxy Committee shall meet and determine how proxies are to be voted in the best interests of clients.  In determining how proxies should be voted, the Proxy Committee shall address conflict of interest issues as described below.

ISS Recusal or no HIML Policy
When ISS makes no recommendation on a proxy voting issue or where no predetermined HIML Policy exists, the Proxy Committee will review the issue and direct how to vote the proxies given the following general guidelines.  In general HGINA: (1) opposes proposals which act to entrench management; (2) believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience; (3) opposes structures that impose financial constraints on changes in control; (4) believes remuneration should be commensurate with responsibilities and performance; and (5) believes that appropriate steps should be taken to ensure the independence of auditors.

Override of ISS Recommendation or HIML Policy
There may be occasions where the HGINA or HIML portfolios managers seek to override ISS’s recommendations or a HIML Policy if they believe that ISS’s recommendations or HIML Policy are not in accordance with the best interests of clients.  In the event that a portfolio manager disagrees with an ISS recommendation or HIML Policy on a particular voting issue, the portfolio manager shall document in writing the reasons that he/she believes that the ISS recommendation or HIML Policy is not in accordance with clients’ best interests and submit such written documentation to the HGINA Chief Compliance Officer for consideration by the Proxy Committee.  Upon review of the documentation and consultation with the portfolio manager and others as the Proxy Committee deems appropriate, the Proxy Committee may make a determination to override the ISS voting recommendation or HIML Policy if the Committee determines that it is in the best interests of clients and the Committee has addressed conflict of interest issues as discussed below.

Conflicts of Interest
For each director, officer and employee of HGINA (“HGINA person”), the interests of HGINA’s clients must come first, ahead of the interest of HGINA and any person within the HGINA organization, which includes HGINA’s affiliates.

Accordingly, each HGINA person must not put “personal benefit” whether tangible or intangible before the interests of clients of HGINA or otherwise take advantage of the relationship to HGINA’s clients.  “Personal benefit” includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of HGINA, as appropriate.  It is imperative that each of HGINA’s directors, officers and employees avoid any situation that might compromise, or call into question, the exercise of fully independent judgment in the interests of HGINA’s clients.

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest.  A conflict of interest may also exist if HGINA has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote.  Any individual with knowledge of a conflict of interest relating to a particular referral item shall disclose that conflict to the Chief Compliance Officer.

The following are examples of situations where a conflict may exist:

•	Business Relationships – where HGINA manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;
•
Personal Relationships – where a HGINA person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships;

•
Familial Relationships – where a HGINA person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company); and

•
Fund Relationships – HGINA may have a conflict because of a relationship to fund shares held in client accounts (e.g., an entity who receives fees from a fund is solicited by the fund to increase those fees).

It is the responsibility of each director, officer and employee of HGINA to report any real or potential conflict of interest to the Chief Compliance Officer who shall present any such information to the Proxy Committee.  However, once a particular conflict has been reported to the Chief Compliance Officer, this requirement shall be deemed satisfied with respect to all individuals with knowledge of such conflict.

In addition, all HGINA Proxy Voting Access Persons shall certify annually as to their compliance with this policy.  “Proxy Voting Access Person” means (i) any director or executive officer of HGINA; (ii) any employee or associated person (including contract employees) of HGINA who, in connection with his/her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of securities for the PMPs.  Any identified conflict of interest, whether personal or corporate, shall be communicated by the Chief Compliance Officer to the Proxy Committee.

Proxy Committee Meetings
When a Proxy Committee Meeting is called, whether because of an ISS recusal or where no predetermined HIML Policy exists or request for override of an ISS recommendation or HIML Policy, the Proxy Committee shall review the report of the Chief Compliance Officer as to whether any HGINA person has reported a conflict of interest.  In addition, the Chief Compliance Officer, or his designee, shall confirm by a review of the personal holdings reports submitted by HGINA persons whether any HGINA persons in the aggregate own 1% or more of a party interested in the proxy process’ equity securities and report such information to the Proxy Committee. The Proxy Committee shall review the information provided to it to determine if an actual conflict of interest exists and the minutes of the Proxy Committee shall (1) describe any conflict of interest, (2) discuss any procedure used to address such conflict of interest, (3) report any contacts from outside parties (other than routine communications from proxy solicitors, and (4) include confirmation that the recommendation as to how the proxies are to be voted is in the best interest of clients and was made without regard to any conflict of interest. Based on the above review, the Proxy Committee will direct how to vote the proxies.

International Securities
HGINA purchases or recommends the purchase for its clients of international securities (including ADRs), which may be subject to “share blocking” restrictions.  This means that shareholders who vote proxies are not able to trade in that company’s securities for a certain period of time on or around the shareholder meeting date.  In addition, voting certain international securities may involve unusual costs to the clients.  HGINA reserves the right not to vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply.

HENDERSON GLOBAL FUNDS
PART C - OTHER INFORMATION

Item 28.                      Exhibits

(a)	(i)	Declaration of Trust is incorporated herein by reference to the Registrant’s Registration Statement filed on Form N-1A with the Securities and Exchange Commission (the “Commission”) on June 4, 2001.

(ii)
Written Instrument establishing and designating a Series and Class of Interests with respect to Henderson Strategic Income Fund (formerly Henderson Worldwide Income Fund) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on September 29, 2003.

(iii)
Written Instrument establishing and designating a Class of Interests with respect to Henderson International Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on September 29, 2005.

(iv)
Written Instrument establishing and designating a Class of Interests with respect to Henderson Japan Focus Fund (formerly Henderson Japan-Asia Focus Fund) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on January 31, 2006.

(v)
Written Instrument establishing and designating a Class of Interests with respect to Henderson Global Equity Income Fund and Henderson Global Leaders Fund (formerly Henderson Global Opportunities Fund) is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 28, 2006.

(vi)
Written Instrument establishing and designating a Class of Interests with respect to Henderson International All Cap Equity Fund (formerly Henderson International Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on January 31, 2008.

(vii)
Written Instrument Restating and Amending establishment and designation of series and classes of beneficial interest is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 26, 2008.

(viii)
Written Instrument establishing and designating a Class of Interests with respect to Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on December 19, 2008.

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(ix)
Written Instrument establishing and designating a Class of Interests with respect to Henderson Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 27, 2009.

(x)
Written Instrument establishing and designating a Class of Interests with respect to Henderson Emerging Markets Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on December 30, 2010.

(xi)
Written Instrument amending establishment and designatinga Class of Interests with respect to Henderson Emerging Markets Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on December 30, 2010.

(xii)
Written Instrument amending establishment and designatinga Class of Interests with respect to Henderson International All Cap Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on December 30, 2010.

(xiii)
Written Instrument abolishing a Class of Interests with respect to Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on February 28, 2011.

(xiv)
Written Instrument establishing and designating a Class of Interests with respect to the Henderson All Asset Fund is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on March 26, 2012.

(xv)
Written Instrument establishing and designating a Class of Interests with respect to the Henderson Dividend Income Builder Fund is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on July 27, 2012.

(xvi)
Written Instrument amending establishment and designating of series with respect to the Henderson Dividend & Income Builder Fund is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on July 27, 2012.

(xvii)
Written Instrument redeeming all of the outstanding shares and abolishing Henderson International All Cap Equity Fund and Henderson Japan Focus Fund is incorporated herein by reference to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on January 11, 2013.

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(xviii)
Written Instrument redeeming all of the outstanding shares and abolishing Henderson Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on January 11, 2013.

(xix)
Written Instrument establishing and designating a Class of Interests with respect to the Henderson High Yield Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 22, 2013.

(xx)
Written Instrument establishing and designation a Class of Interests with respect to the Henderson Unconstrained Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on December 19, 2013.

(xxi)	Written Instrument establishing and designation a Class of Interests with respect to the Henderson International Select Equity Fund and Henderson International Long/Short Fund is filed herein.

(b)
By-Laws dated May 11, 2001, as amended December 9, 2004 and December 14, 2007 is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 26, 2008.

(c)	Not Applicable.

(d)	(i)
Investment Advisory Agreement by and between Registrant and Henderson Global Investors (North America) Inc. dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

(a)
Amendment No. 1 dated as of June 1, 2011 to the Investment Advisory Agreement by and between Registrant and Henderson Global Investors (North America) Inc. dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on May 27, 2011.

(b)
Amendment No. 2 dated as of March 30, 2012 to the Investment Advisory Agreement by and between Registrant and Henderson Global Investors (North America) Inc. dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on March 26, 2012.

(c)
Amendment No. 3 dated as of August 1, 2012 to the Investment Advisory Agreement by and between Registrant and Henderson Global Investors (North America) Inc. dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s

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Registration Statement filed on Form N-1A with the Commission on July 27, 2012.

(d)
Amendment No. 4 to the Investment Advisory Agreement by and between Registrant and Henderson Global Investors (North America) Inc. is incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 22, 2013.

(e)
Amendment No. 5 to the Investment Advisory Agreement by and between Registrant and Henderson Global Investors (North America) Inc. is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on December 19, 2013.

(f)	Amendment No. 6 to the Investment Advisory Agreement by and between Registrant and Henderson Global Investors (North America) Inc. is filed herein.

(g)	Amendment No. 7 to the Investment Advisory Agreement by and between Registrant and Henderson Global Investors (North America) Inc. is filed herein.

(ii)
Sub-Advisory Agreement by and between Henderson Global Investors (North America) Inc. and Henderson Investment Management Limited dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

(a)
Amendment No. 1 dated as of June 1, 2011 to the Investment Sub-Advisory Agreement by and between Henderson Global Investors (North America) Inc. and Henderson Investment Management Limited dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on March 26, 2012.

(b)
Amendment No. 2 dated as of December 15, 2011 to the Investment Sub-Advisory Agreement by and between Henderson Global Investors (North America) Inc. and Henderson Investment Management Limited dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on March 26, 2012.

(c)
Amendment No. 3 dated as of March 30, 2012 to the Investment Sub-Advisory Agreement by and between Henderson Global Investors (North America) Inc. and Henderson Investment Management Limited dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on March 26, 2012.

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(d)
Amendment No. 4 dated as of August 1, 2012 to the Investment Sub-Advisory Agreement by and between Henderson Global Investors (North America) Inc. and Henderson Investment Management Limited dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on July 27, 2012.

(e)
Amendment No. 5 to the Investment Sub-Advisory Agreement by and between Henderson Global Investors (North America) Inc. and Henderson Investment Management Limited is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on December 19, 2013.

(f)	Amendment No. 6 to the Investment Sub-Advisory Agreement by and between Henderson Global Investors (North America) Inc. and Henderson Investment Management Limited is filed herein.

(e)	(i)
Distribution Agreement between Registrant and Foreside Fund Services, LLC dated March 31, 2009 is incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on March 26, 2009.

(a)
Amendment to Distribution Agreement between Registrant and Foreside Fund Services, LLC dated April 20, 2009 is incorporated hereby by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 27, 2009.

(b)
Second Amendment to Distribution Agreement between Registrant and Foreside Fund Services, LLC dated November 30, 2009 is incorporated hereby by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 27, 2009.

(c)
Third Amendment to Distribution Agreement between Registrant on behalf of Henderson Emerging Markets Opportunities Fund and Foreside Fund Services, LLC dated December 31, 2010 is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on December 30, 2010.

(d)
Fourth Amendment to Distribution Agreement between Registrant and Foreside Fund Services, LLC dated April 30, 2011 is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on May 27, 2011.

(e)
Fifth Amendment to Distribution Agreement between Registrant on behalf of Henderson All Asset Fund and Foreside Fund Services, LLC dated March 30, 2012 is incorporated herein by reference to Post-Effective

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Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on March 26, 2012.

(f)
Sixth Amendment to Distribution Agreement between Registrant on behalf of Henderson Dividend & Income Builder Fund and Foreside Fund Services, LLC dated August 1, 2012 is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on July 27, 2012.

(g)
Seventh Amendment to Distribution Agreement between Registrant and Foreside Fund Services, LLC dated December 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 22, 2013.

(h)
Eighth Amendment to Distribution Agreement between Registrant on behalf of Henderson High Yield Opportunities Fund and Foreside Fund Services, LLC dated April 30, 2013 is incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 22, 2013.

(i)
Ninth Amendment to Distribution Agreement between Registrant and Foreside Fund Services, LLC dated October 30, 2013 is incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 26, 2013.

(j)
Tenth Amendment to Distribution Agreement between Registrant on behalf of Henderson High Unconstrained Bond Fund and Foreside Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on December 19, 2013.

(k)
Eleventh Amendment to Distribution Agreement between Registrant on behalf of Henderson International Select Equity Fund and Henderson International Long/Short Fund and Foreside Fund Services, LLC is filed herein.

(ii)
Form of Dealer Agreement by and between Foreside Fund Services, LLC and dealer is incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on March 26, 2009.

(iii)
Form of Selling Group Member Agreement by and between Foreside Fund Services, LLC and intermediary is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on August 29, 2008.

(f)	Not Applicable.

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(g)	(i)
Custodian Agreement by and between Registrant and State Street Bank and Trust Company dated August 24, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

(ii)
Notice to Custodian Agreement by and between Registrant on behalf of Henderson Strategic Income Fund (formerly Henderson Worldwide Income Fund) and State Street Bank and Trust Company dated September 30, 2003 is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 25, 2003.

(iii)
Notice to Custodian Agreement by and between Registrant on behalf of Henderson Japan Focus Fund (formerly Henderson Japan-Asia Focus Fund) and State Street Bank and Trust Company dated December 20, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on January 31, 2006.

(iv)
Notice to Custodian Agreement by and between Registrant on behalf of Henderson Global Equity Income Fund, Henderson Global Leaders Fund (formerly Henderson Global Opportunities Fund) and Henderson Strategic Income Fund (formerly Henderson Worldwide Income Fund) and State Street Bank and Trust Company dated November 30, 2006 is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 28, 2006.

(v)
Notice to Custodian Agreement by and between Registrant on behalf of Henderson International All Cap Equity Fund (formerly Henderson International Equity Fund) and State Street Bank and Trust Company dated January 31, 2008 is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on August 29, 2008.

(vi)
Notice to Custodian Agreement by and between Registrant on behalf of Henderson Money Market Fund and State Street Bank and Trust Company dated April 8, 2009 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 30, 2009.

(vii)
Notice to Custodian Agreement by and between Registrant and State Street Bank and Trust Company dated December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on March 1, 2010.

(viii)
Notice to Custodian Agreement by and between Registrant on behalf of Henderson Emerging Markets Opportunities Fund dated December 31, 2010 is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on December 30, 2010.

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(ix)
Notice to Custodian Agreement by and between Registrant on behalf of Henderson All Asset Fund and State Street Bank and Trust Company dated March 30, 2012 is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on March 26, 2012.

(x)
Notice to Custodian Agreement by and between Registrant on behalf of Henderson Dividend & Income Builder Fund and State Street Bank and Trust Company dated August 1, 2012 is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on July 27, 2012.

(xi)
Notice to Custodian Agreement by and between Registrant on behalf of Henderson International All Cap Equity Fund, Henderson Japan Focus Fund and Henderson Money Market Fund is incorporated herein by reference to Post-Amendment No. 72 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 29, 2013.

(xii)
Notice to Custodian Agreement by and between Registrant on behalf of the Henderson High Yield Opportunities Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 22, 2013.

(xiii)
Notice to Custodian Agreement by and between Registrant on behalf of the Henderson World Select Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 26, 2013.

(xiv)
Notice to Custodian Agreement by and between Registrant on behalf of the Henderson Unconstrained Bond Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on December 19, 2013.

(xv)
Notice to Custodian Agreement by and between Registrant on behalf of the Henderson International Select Equity Fund and Henderson International Long/Short Fund and State Street Bank and Trust Company is filed herein.

(h)	(i)
Administration Agreement by and between Registrant and State Street Bank and Trust Company dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

(a)
Notice to Administration Agreement by and between Registrant on behalf of Henderson Strategic Income Fund (formerly Henderson Worldwide Income Fund) and State Street Bank and Trust Company dated September 30, 2003 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on February 13, 2004.

8

(b)
Notice to Administration Agreement by and between Registrant on behalf of Henderson Japan Focus Fund (formerly Henderson Japan-Asia Focus Fund) and State Street Bank and Trust Company dated December 20, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on January 31, 2006.

(c)
Notice to Administration Agreement by and between Registrant on behalf of Henderson Global Equity Income Fund, Henderson Global Leaders Fund (formerly Henderson Global Opportunities Fund) and Henderson Strategic Income Fund (formerly Henderson Worldwide Income Fund) and State Street Bank and Trust Company dated November 30, 2006 is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 28, 2006.

(d)
Notice to Administration Agreement by and between Registrant on behalf of Henderson International All Cap Equity Fund (formerly Henderson International Equity Fund) and State Street Bank and Trust Company dated January 31, 2008 is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on August 29, 2008.

(e)
Notice to Administration Agreement by and between Registrant on behalf of Henderson Money Market Fund and State Street Bank and Trust Company dated April 8, 2009 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 30, 2009.

(f)
Notice to Administration Agreement by and between Registrant and State Street Bank and Trust Company dated December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on March 1, 2010.

(g)
Notice to Administration Agreement by and between Registrant on behalf of Henderson Emerging Markets Opportunities Fund and State Street Bank and Trust Company dated December 31, 2010 is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on December 30, 2010.

(h)
Notice to Administraiton Agreement by and between Registrant on behalf of Henderson All Asset Fund and State Street Bank and Trust Company dated March 30, 2012 is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on March 26, 2012.

(i)	Notice to Administration Agreement by and between Registrant on behalf of Henderson Dividend & Income Builder Fund and State Street Bank and

9

Trust Company dated August 1, 2012 is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on July 27, 2012.

(j)
Notice to Administration Agreement by and between Registrant on behalf of on behalf of Henderson International All Cap Equity Fund, Henderson Japan Focus Fund and Henderson Money Market Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Amendment No. 72 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 29, 2013.

(k)
Notice to Administration Agreement by and between Registrant on behalf of Henderson High Yield Opportunities Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 22, 2013.

(l)
Notice to Administration Agreement by and between Registrant on behalf of on behalf of Henderson International All Cap Equity Fund, Henderson Japan Focus Fund and Henderson Money Market Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Amendment No. 72 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 29, 2013.

(m)
Notice to Administration Agreement by and between Registrant on behalf of Henderson World Select Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 26, 2013.

(n)
Notice to Administration Agreement by and between Registrant on behalf of Henderson Unconstrained Bond Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on December 19, 2013.

(o)
Notice to Administration Agreement by and between Registrant on behalf of Henderson International Select Equity Fund and Henderson International Long/Short Fund and State Street Bank and Trust Company is filed herein.

(ii)
Transfer Agency and Service Agreement by and between Registrant and State Street Bank and Trust Company dated September 1, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

(a)
Amendment to Transfer Agency and Service Agreement by and between Registrant and State Street Bank and Trust Company dated March 18, 2003 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on September 29, 2003.

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(b)
Notice to Transfer Agency and Service Agreement by and between Registrant on behalf of Henderson Strategic Income Fund (formerly Henderson Worldwide Income Fund) and State Street Bank and Trust Company dated September 30, 2003 is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 25, 2003.

(c)
Amendment to Transfer Agency and Service Agreement by and between Registrant and State Street Bank and Trust Company dated September 30, 2004 is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 29, 2004.

(d)
Notice to Transfer Agency and Service Agreement by and between Registrant on behalf of Henderson Japan Focus Fund (formerly Henderson Japan-Asia Focus Fund) and State Street Bank and Trust Company dated December 20, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on January 31, 2006.

(e)
Notice to Transfer Agency and Service Agreement by and between Registrant on behalf of Henderson Global Equity Income Fund, Henderson Global Leaders Fund (formerly Henderson Global Opportunities Fund) and Henderson Strategic Income Fund (formerly Henderson Worldwide Income Fund) and State Street Bank and Trust Company dated November 30, 2006 is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 28, 2006.

(f)
Amendment to Transfer Agency and Service Agreement by and between Registrant and State Street Bank and Trust Company dated July 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on September 15, 2006.

(g)
Notice to Transfer Agency and Service Agreement by and between Registrant on behalf of Henderson International All Cap Equity Fund (formerly Henderson International Equity Fund) and State Street Bank and Trust Company dated January 31, 2008 is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on January 31, 2008.

(h)
Notice to Transfer Agency and Service Agreement by and between Registrant on behalf of Henderson Money Market Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 30, 2009.

11

(i)
Notice to Transfer Agency and Service Agreement by and between Registrant and State Street Bank and Trust Company dated December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on March 1, 2010.

(j)
Notice to Transfer Agency and Service Agreement by and between Registrant on behalf of Henderson Emerging Markets Opportunities Fund and State Street Bank and Trust Company dated January 19, 2011 is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on February 28, 2011.

(k)
Notice to Transfer Agency and Service Agreement by and between Registrant on behalf of Henderson All Asset Fund and State Street Bank and Trust Company dated March 30, 2012 is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on March 26, 2012.

(l)
Notice to Transfer Agency and Service Agreement by and between Registrant on behalf of Henderson Dividend & Income Builder Fund and State Street Bank and Trust Company dated August 1, 2012 is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on July 27, 2012.

(m)
Notice to Transfer Agency and Service Agreement by and between the Registrant on behalf of Henderson International All Cap Equity Fund, Henderson Japan Focus Fund and Henderson Money Market Fund is incorporated herein by reference to Post-Amendment No. 72 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 29, 2013.

(n)
Notice to Transfer Agency and Service Agreement by and between Registrant on behalf of Henderson High Yield Opportunities Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 22, 2013.

(o)
Notice to Transfer Agency and Service Agreement by and between Registrant on behalf of Henderson World Select Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 26, 2013.

(p)
Notice to Transfer Agency and Service Agreement by and between Registrant on behalf of Henderson Unconstrained Bond Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration

12

Statement filed on Form N-1A with the Commission on December 19, 2013.

(q)
Notice to Transfer Agency and Service Agreement by and between Registrant on behalf of Henderson International Select Equity Fund and Henderson International Long/Short Fund and State Street Bank and Trust Company is filed herein.

(iii)
Amended and Restated Expense Limitation Agreement dated August 31, 2001, as amended and restated November 4, 2002, June 9, 2005, June 9, 2006 and September 18, 2012 by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson European Focus Fund is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 28, 2012.

(iv)
Amended and Restated Expense Limitation Agreement dated August 31, 2001, as amended and restated November 4, 2002, June 9, 2005; June 9, 2006 and September 18, 2012 by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson Global Technology Fund is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 28, 2012.

(v)
Amended and Restated Expense Limitation Agreement dated August 31, 2001, as amended and restated November 4, 2002, June 9, 2005, June 9, 2006 and September 18, 2012 by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson International Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 28, 2012.

(vi)
Amended and Restated Expense Limitation Agreement by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson Strategic Income Fund (formerly Henderson Worldwide Income Fund) dated June 1, 2011 is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on May 27, 2011.

(vii)
Amended and Restated Expense Limitation Agreement by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson Japan Focus Fund (formerly Henderson Japan-Asia Focus Fund) dated June 1, 2011 is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on May 27, 2011.

(viii)
Amended and Restated Expense Limitation Agreement by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson Global Equity Income Fund and Henderson Global Leaders Fund (formerly Henderson Global Opportunities Fund) dated June 1, 2011 is incorporated herein by reference to Post-Effective Amendment No. 49 to the

13

Registrant’s Registration Statement filed on Form N-1A with the Commission on May 27, 2011.

(ix)
Amended and Restated Expense Limitation Agreement dated January 31, 2008, as amended and restated September 18, 2012 by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson International All Cap Equity Fund (formerly Henderson International Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 28, 2012.

(x)
Amended and Restated Expense Limitation Agreement dated April 20, 2009, as amended September 18, 2012 by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 28, 2012.

(xi)
Amended and Restated Expense Limitation Agreement dated December 10, 2010, as amended September 18, 2012 by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson Emerging Markets Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 28, 2012.

(xii)
Fee Waiver and Expense Limitation Agreement by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson All Asset Fund dated March 30, 2012 is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on March 26, 2012.

(xiii)
Form of Participation Agreement by and between Registrant regarding Henderson All Asset Fund and an underlying trust and its underlying series is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on March 26, 2012.

(xiv)
Amended and Restated Expense Limitation Agreement dated August 1, 2012, as amended September 18, 2012 by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson Dividend & Income Builder Fund is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 28, 2012.

(xv)
Expense Limitation Agreement dated April 30, 2013, by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson High Yield Opportunities Fund is incorporated herein by reference to Post-Amendment No. 72 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 29, 2013.

14

(xvi)
Expense Limitation Agreement dated December 18, 2013, by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson Unconstrained Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on December 19, 2013.

(xvii)
Expense Limitation Agreement dated September 30, 2014, by and between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson Internatiolal Select Equity Fund is filed herein.

(i)	(i)
Opinion and consent of counsel is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

(ii)
Opinion and consent of counsel with respect to Henderson Strategic Income Fund (formerly Henderson Worldwide Income Fund) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on September 29, 2003.

(iii)
Opinion and consent of counsel with respect to Henderson International Opportunities Fund Class R shares is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on September 29, 2005.

(iv)
Opinion and consent of counsel with respect to Henderson Japan Focus Fund (formerly Henderson Japan-Asia Focus Fund) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on January 31, 2006.

(v)
Opinion and consent of counsel with respect to Henderson Global Equity Income Fund and Henderson Global Leaders Fund (formerly Henderson Global Opportunities Fund) is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 28, 2006.

(vi)
Opinion and consent of counsel with respect to Henderson International All Cap Equity Fund (formerly Henderson International Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on January 31, 2008.

(vii)
Opinion and consent of counsel with respect to Class A, Class B, Class C and Class Z shares for Henderson Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 20, 2009.

15

(viii)
Opinion and consent of counsel with respect to Class W shares for Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on March 26, 2009.

(ix)
Opinion and consent of counsel with respect to Class A, Class C and Class I shares for Henderson Emerging Markets Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on December 30, 2010.

(x)
Opinion and consent of counsel with respect to Clas A and Class C shares of the Henderson International All Cap Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on December 30, 2010.

(xi)
Opinion and consent of counsel with respect to Class I shares of the Henderson Strategic Income Fund (formerly Henderson Worldwide Income Fund) is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 28, 2011.

(xii)
Opinion and consent of counsel with respect to Class I shares of the Henderson Global Leaders Fund (formerly Henderson Global Opportunitites Fund) and Henderson Japan Focus Fund (formerly Japan-Asia Focus Fund) is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on May 27, 2011.

(xiii)
Opinion and consent of counsel with respect to Class A, Class C and Class I shares of the Henderson All Asset Fund is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on March 26, 2012.

(xiv)
Opinion and consent of counsel with respect to Class A, Class C and Class I shares of the Henderson Dividend & Income Builder Fund is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on July 27, 2012.

(xv)
Opinion and consent of counsel with respect to the Henderson High Yield Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 22, 2013.

(xvi)
Opinion and consent of counsel with respect to the Henderson Unconstrained Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on December 19, 2013.

16

(xvii)	Opinion and consent of counsel with respect to the Henderson International Select Equity Fund is filed herein.

(j)	Not Applicable.

(k)	Not Applicable.

(l)	(i)
Subscription Agreement dated August 30, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

(ii)
Subscription Agreement dated September 24, 2003 for Henderson Strategic Income Fund (formerly Henderson Worldwide Income Fund) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 25, 2003.

(iii)
Subscription Agreement dated January 26, 2006 for Henderson Japan Focus Fund (formerly Henderson Japan-Asia Focus Fund) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on January 31, 2006.

(iv)
Subscription Agreement dated November 30, 2006 for Henderson Global Equity Income Fund and Henderson Global Leaders Fund (formerly Henderson Global Opportunities Fund) is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on November 28, 2006.

(v)
Subscription Agreement dated January 31, 2008 for the Henderson International All Cap Equity Fund (formerly Henderson International Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on January 31, 2008.

(vi)
Subscription Agreement dated April 20, 2009 for the Henderson Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 20, 2009.

(vii)
Subscription Agreement dated December 10, 2010 for the Henderson Emerging Markets Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on December 30, 2010.

(viii)
Subscription Agreement dated March 30, 2012 for the Henderson All Asset Fund is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on March 26, 2012.

17

(ix)
Subscription Agreement dated August 1, 2012 for the Henderson Dividend & Income Builder Fund is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on July 27, 2012.

(x)
Subscription Agreement for the Henderson High Yield Opportunities Fund is incorporated herein by reference to Post-Amendment No. 72 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 29, 2013.

(xi)
Subscription Agreement for the Henderson Unconstrained Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on December 19, 2013.

(xii)
Subscription Agreement for the Henderson Unconstrained Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on December 19, 2013.

(xiii)
Subscription Agreement for the Henderson Unconstrained Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on December 19, 2013.

(xiv)	Subscription Agreement for the Henderson International Select Equity Fund is is filed herein.

(m)
Rule 12b-1 Plan dated August 21, 2001, as amended December 13, 2001, June 9, 2005, December 20, 2005, November 1, 2006, July 15, 2008, April 8, 2009, December 10, 2010, March 30, 2012, June 15, 2012, March 21, 2013, December 18, 2013 and September 17, 2014 is filed herein.

(n)
Multi-Class Plan dated August 21, 2001, as amended March 19, 2004, June 9, 2005, December 20, 2005, November 1, 2006, December 12, 2008, April 8, 2009, June 24, 2009, June 15, 2010, December 10, 2010, February 3, 2011, March 30, 2012, June 15, 2012, March 21, 2013, December 18, 2013 and September 17, 2014 is filed herein.

(o)	Reserved.

(p)
Code of Ethics of Registrant, Henderson Global Investors (North America) Inc. and Henderson Investment Management Ltd dated August 20, 2001 with amendments to be effective January 1, 2012 is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on March 26, 2012.

(q)	(i)
Power of Attorney for Messrs. Baker, Chesley and Gerst are incorporated hereby by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on October 1, 2010.

18

(ii)
Power of Attorney for Messrs. Atkinson and Durkes is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 1, 2011.

(iii)
Power of Attorney for Ms. Lamb is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on July 11, 2011.

(iv)
Power of Attorney for Mr. Peck is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on July 11, 2011.

Item 29.                      Persons Controlled by or under Common Control with Registrant.

Not Applicable.

Item 30.                      Indemnification

Article V. Section 5.2 or the Registrant’s Declaration of Trust provides that the Trust shall indemnify each of its Trustees, officers, employees, and agents (including Persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct or by a reasonable determination, based upon a review of the facts, that such Person was not liable by reason of such conduct, by (a) the vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) a written opinion from independent legal counsel approved by the Trustees.  The rights accruing to any Person under these provisions shall not exclude any other right to which he or she may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he or she may be otherwise entitled except out of the Trust Property.  The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified Person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he or she is not entitled to such indemnification.  All payments shall be made in compliance with Section 17(h) of the 1940 Act.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, Officers and controlling persons of the Registrant by the

19

Registrant pursuant to the Trust's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Registrant has obtained insurance coverage for its Trustees and officers.

Item 31.                      Business and Other Connections of Investment Adviser

Henderson Global Investors (North America) Inc. (the “Adviser”) serves as the investment adviser of the Registrant and other institutional investors and individual investors.  Henderson Investment Management Limited (“Henderson”) serves as the investment subadviser of the Registrant and other investment companies and institutional investors.  The principal executive officers of the investment adviser and subadviser and their positions with the investment adviser and subadviser are:

Name	Position with Adviser
James G. O’Brien	Managing Director/President
Scott Volk	Vice President and Treasurer
Ken Kalina	Chief Compliance Officer/Vice President
Christopher K. Yarbrough	Secretary
Colleen Wolak	Assistant Vice President

Name	Position with Henderson
Yinka Osindero	Chief Compliance Officer
Richard McNamara	Director

For further information relating to the Adviser’s and Henderson’s officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Henderson Global Investors (North America) Inc. - SEC File No. 801-47202; and Henderson Investment Management Ltd. - SEC File No. 801-55577.

Item 32.                      Principal Underwriters.

(a)	Foreside Fund Services, LLC, the Registrant’s underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

AdvisorShares Trust
American Beacon Funds
American Beacon Select Funds
Avenue Mutual Funds Trust
BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios

20

Bridgeway Funds, Inc.
Broadmark Funds
Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust
Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
Chilton Realty Income & Growth Fund, Series of Investment Managers Series Trust
Context Capital Funds
Direxion Shares ETF Trust
Evanston Alternative Opportunities Fund
Exchange Traded Concepts Trust II
FlexShares Trust
Forum Funds
Forum Funds II
FQF Trust
FSI Low Beta Absolute Return Fund
Gottex Multi-Alternatives Fund - I
Gottex Multi-Alternatives Fund - II
Gottex Multi-Asset Endowment Fund - I
Gottex Multi-Asset Endowment Fund – II
Gottex Trust
Henderson Global Funds
Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)
Horizons ETF Trust
Infinity Core Alternative Fund
Ironwood Institutional Multi-Strategy Fund LLC
Ironwood Multi-Strategy Fund LLC
Manor Investment Funds
Nomura Partners Funds, Inc.
Outlook Funds Trust
Performance Trust Mutual Funds, Series of Trust for Professional Managers
Pine Grove Alternative Fund
Pine Grove Alternative Institutional Fund
Plan Investment Fund, Inc.
PMC Funds, Series of Trust for Professional Managers
Precidian ETFs Trust
Quaker Investment Trust
Renaissance Capital Greenwich Funds
RevenueShares ETF Trust
Salient MF Trust
SharesPost 100 Fund LLC
Sound Shore Fund, Inc.
Steben Alternative Investment Funds
Steben Select Multi-Strategy Fund
The Pennant 504 Fund
The Roxbury Funds
Toroso Newfound Tactical Allocation Fund, Series of Investment Managers Series Trust
Turner Funds
Wintergreen Fund, Inc.

21

(b)
The following officers and managers of Foreside Fund Services, LLC, the Registrant’s underwriter, hold the following positions with the Registrant.  Their main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Chief Compliance Officer and Vice President	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Director of Compliance and Vice President	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

(c)	Not Applicable.

Item 33.                      Location of Accounts and Records

The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

(a)	Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611 (records as investment adviser);

(b)	Henderson Investment Management Ltd., 201 Bishopsgate, London UK EC2M 3AE (records as investment subadviser);

(c)	State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111 (records as administrator and custodian);

(d)	Boston Financial Data Services, 1250 Hancock Street, Presidents Place, Suite 300N, Quincy, MA 02169 (records as transfer agent); and

(e)	Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 (records as distributor).

Item 34.                      Management Services

22

The Registrant has no management related service contract which is not discussed in Part A or Part B of this form.

Item 35.                      Undertakings

Not Applicable.

23

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 81 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 81 and Amendment No. 83 under the Investment Company Act of 1940, as amended to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 23rd day of September, 2014.

                                                           HENDERSON GLOBAL FUNDS

                                                           By:           /s/ James G. O’Brien
                                                               President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signatures                                                                           Title                                                          Date

By:       /s/ Roland C. Baker*                                                  Trustee                                                      September 23, 2014
Roland C. Baker

By:       /s/ Faris F. Chesley*                                                  Trustee                                                      September 23, 2014
Faris F. Chesley

By:       /s/ C. Gary Gerst*                                                      Trustee                                                      September 23, 2014
C. Gary Gerst

By:       /s/ James W. Atkinson*                                              Trustee                                                      September 23, 2014
James W. Atkinson

By:       /s/ Richard W. Durkes*                                              Trustee                                                      September 23, 2014
Richard W. Durkes

By:       /s/ Baraba L. Lamb*                                                   Trustee                                                      September 23, 2014
Baraba L. Lamb

By:       /s/ J. Marshall Peck*                                                  Trustee                                                      September 23, 2014
J. Marshall Peck

By:       /s/ James G. O’Brien                                                  Trustee and President                                 September 23, 2014
James G. O’Brien                                                      (principal executive officer)

By:       /s/ Charles Thompson II                                              Trustee and Vice President                         September 23, 2014
Charles Thompson II

By:       /s/ Troy Statczar                                                        Treasurer                                                   September 23, 2014
Troy Statczar                                                            (principal financial officer/
                    principal accounting officer)

*By:      /s/ James G. O’Brien
James G. O’Brien

* Pursuant to powers of attorney previously filed.

HENDERSON GLOBAL FUNDS

EXHIBIT INDEX

Exhibit Number	Exhibit
(a)(xxi)	Written Instrument establishing and designating a Class of Interests with respect to the Henderson International Select Equity Fund and Henderson International Long/Short Equity Fund
(d)(i)(f)	Amendment No. 6 to the Investment Advisory Agreement by and between Registrant and Henderson Global Investors (North America) Inc.
(d)(i)(g)	Amendment No. 7 to the Investment Advisory Agreement by and between Registrant and Henderson Global Investors (North America) Inc.
(d)(ii)(f)	Amendment No. 6 to the Sub-Advisory Agreement by and between Registrant and Henderson Investment Management Limited.
(e)(i)(k)	Eleventh Amendment to Distribution Agreement between Registrant and Foreside Fund Services, LLC
(g)(xv)
Notice to Custodian Agreement by and between Registrant on behalf of the Henderson International Select Equity Fund and Henderson International Long/Short Equity Fund and State Street Bank and Trust Company

(h)(i)(o)
Notice to Administration Agreement by and between Registrant on behalf of Henderson International Select Equity Fund and Henderson International Long/Short Equity Fund and State Street Bank and Trust Company

(h)(ii)(q)
Notice to Transfer Agency and Service Agreement by and between Registrant on behalf of Henderson International Select Equity Fund and Henderson International Long/Short Equity Fund and State Street Bank and Trust Company

(h)(xvii)	Expense Limitation Agreement on behalf of Henderson International Select Equity Fund
(i)(xvii)	Opinion and consent of counsel with respect to the Henderson International Select Equity Fund
(l)(xiv)	Subscription Agreement on behalf of Henderson International Select Equity Fund
(m)	Rule 12b-1 Plan dated August 21, 2001, as amended
(n)	Multi-Class Plan dated August 21, 2001, as amended